UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Auto Parts & Equipment – 1.3%
Continental AG (A)	259	$48,991
Delphi Automotive plc	809	50,612

		99,603

Automobile Manufacturers – 0.3%
Suzuki Motor Corp. (A)	903	24,452

Cable & Satellite – 1.1%
Comcast Corp., Class A	1,350	87,993

Home Improvement Retail – 1.2%
Home Depot, Inc. (The) (B)	754	96,304

Internet Retail – 0.9%
Amazon.com, Inc. (C)	101	72,306

Leisure Products – 3.4%
Media Group Holdings LLC, Series H (C)(D)(E)(F)	640	32,028
Media Group Holdings LLC, Series I (C)(D)(E)(F)	381	131,004
Media Group Holdings LLC, Series T (C)(D)(E)(F)	80	107,265

		270,297

Movies & Entertainment – 0.0%
Delta Topco Ltd. (C)(D)	718,555	1

Restaurants – 1.2%
Chipotle Mexican Grill, Inc., Class A (C)	236	95,091

Tires & Rubber – 0.4%
Bridgestone Corp. (A)	907	29,136

Total Consumer Discretionary – 9.8%		775,183
Consumer Staples

Brewers – 1.0%
InBev N.V. (A)	586	77,425

Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.	267	41,927

Packaged Foods & Meats – 1.7%
Kraft Foods Group, Inc.	1,469	129,968

Soft Drinks – 0.9%
Coca-Cola Co. (The)	1,639	74,314

Tobacco – 1.2%
ITC Ltd. (A)	3,250	17,795
Philip Morris International, Inc.	750	76,310

		94,105

Total Consumer Staples – 5.3%		417,739
Energy

Oil & Gas Equipment & Services – 2.4%
Halliburton Co. (B)	2,507	113,563
Schlumberger Ltd.	948	74,952

		188,515

Oil & Gas Exploration & Production – 2.3%
Cabot Oil & Gas Corp.	310	7,989
EOG Resources, Inc.	905	75,532
Noble Energy, Inc.	2,080	74,595
Pioneer Natural Resources Co.	152	23,023

		181,139

Total Energy – 4.7%		369,654
Financials

Diversified Banks – 1.2%
Axis Bank Ltd. (A)	5,771	45,859
Banca Intesa S.p.A. (A)	18,934	36,063
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	2,367	10,610

		92,532

Life & Health Insurance – 1.1%
AIA Group Ltd. (A)	14,212	85,464

Other Diversified Financial Services – 2.2%
Citigroup, Inc. (B)	1,882	79,761
JPMorgan Chase & Co.	1,539	95,652

		175,413

Property & Casualty Insurance – 0.4%
Berkshire Hathaway, Inc., Class B (C)	242	34,967

Total Financials – 4.9%		388,376
Health Care

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (C)	387	45,238
Amgen, Inc.	570	86,711

		131,949

Health Care Equipment – 0.5%
Medtronic plc	512	44,409

Managed Health Care – 0.7%
Anthem, Inc.	412	54,100

Pharmaceuticals – 4.4%
Allergan plc (C)	392	90,641
Bristol-Myers Squibb Co.	823	60,510
Pfizer, Inc.	2,731	96,155
Shire Pharmaceuticals Group plc ADR	265	48,825
Teva Pharmaceutical Industries Ltd. ADR	974	48,910

		345,041

Total Health Care – 7.3%		575,499
Industrials

Aerospace & Defense – 1.0%
Lockheed Martin Corp. (B)	324	80,308

Construction & Engineering – 0.5%
Larsen & Toubro Ltd. (A)	1,896	42,224

Industrial Conglomerates – 1.0%
General Electric Co.	2,391	75,272

Total Industrials – 2.5%		197,804
Information Technology

Application Software – 2.4%
Adobe Systems, Inc. (B)(C)	1,008	96,544
Intuit, Inc.	861	96,085

		192,629

Data Processing & Outsourced Services – 1.4%
FleetCor Technologies, Inc. (C)	224	32,027
Visa, Inc., Class A (B)	1,006	74,578

		106,605

Internet Software & Services – 2.1%
Alibaba Group Holding Ltd. ADR (C)	745	59,214
Alphabet, Inc., Class A (B)(C)	121	84,987
Facebook, Inc., Class A (C)	153	17,528

		161,729

IT Consulting & Other Services – 1.1%
Cognizant Technology Solutions Corp., Class A (C)	1,515	86,705

Semiconductors – 0.3%
Micron Technology, Inc. (C)	1,657	22,799

Systems Software – 1.5%
Microsoft Corp.	2,326	119,040

Total Information Technology – 8.8%		689,507
Materials

Diversified Metals & Mining – 0.7%
BHP Billiton plc (A)	1,664	21,057
Rio Tinto plc (A)	1,136	35,300

		56,357

Paper Products – 0.5%
International Paper Co.	914	38,714

Total Materials – 1.2%		95,071

TOTAL COMMON STOCKS – 44.5%		$3,508,833
(Cost: $4,059,366)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Facebook, Inc., Class A, Call $130.00, Expires 7–15–16, OTC (Ctrpty: Deutsche Bank AG)	5,712	14
NIKE, Inc., Class B, Call $65.00, Expires 10–21–16, OTC (Ctrpty: Citibank N.A.)	20,670	444
Parker-Hannifin Corp., Call $125.00, Expires 8–19–16, OTC (Ctrpty: UBS AG)	3,234	57
PPG Industries, Inc., Call $125.00, Expires 8–19–16, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	2,156	5
Union Pacific Corp., Call $92.50, Expires 8–19–16, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	5,891	616

TOTAL PURCHASED OPTIONS – 0.0%		$1,136
(Cost: $6,741)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Movies & Entertainment – 9.1%
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(G)	$729,133	717,941

Total Consumer Discretionary – 9.1%		717,941

TOTAL CORPORATE DEBT SECURITIES – 9.1%		$717,941
(Cost: $735,341)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (H)	130	4
5.500%, 3–15–23 (H)	170	11
5.500%, 10–15–25 (H)	430	52
5.500%, 1–15–33 (H)	196	32
5.500%, 5–15–33 (H)	340	64
6.000%, 11–15–35 (H)	348	77
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (H)	317	35
5.500%, 8–25–33 (H)	626	86
5.500%, 12–25–33 (H)	125	3
5.500%, 4–25–34 (H)	661	126
5.500%, 8–25–35 (H)	778	138
5.500%, 11–25–36 (H)	1,190	208
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (H)	1,608	396
5.500%, 7–20–35 (H)	452	101

		1,333

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,333
(Cost: $1,350)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 1.5%
U.S. Treasury Notes:
0.125%, 4–15–21	36,129	37,027
0.625%, 1–15–26	74,154	78,104

		115,131

Treasury Obligations – 13.5%
U.S. Treasury Bonds:
2.250%, 11–15–25	240,003	256,195
2.875%, 8–15–45	105,098	118,046
3.000%, 11–15–45	127,410	146,626
U.S. Treasury Notes:
1.625%, 7–31–20	48,855	50,248
1.750%, 12–31–20 (B)	109,676	113,468
1.375%, 1–31–21 (B)	135,519	137,943
2.000%, 8–15–25	231,186	241,806

		1,064,332

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.0%		$1,179,463
(Cost: $1,125,545)

BULLION – 6.9%	Troy Ounces
Gold	412	545,354

(Cost: $490,296)

SHORT-TERM SECURITIES	Principal
Commercial Paper (I) – 15.8%
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.400%, 7–6–16	$30,000	29,998
0.430%, 7–18–16	15,000	14,997
Archer Daniels Midland Co.:
0.420%, 7–5–16	25,000	24,999
0.400%, 7–20–16	13,000	12,997
Baxter International, Inc.:
0.630%, 7–6–16	5,000	4,999
0.730%, 7–11–16	22,000	21,995
Becton Dickinson & Co.:
0.730%, 7–11–16	18,000	17,996
0.730%, 7–12–16	12,000	11,997
0.740%, 7–13–16	10,000	9,997
0.750%, 7–18–16	10,000	9,996
0.760%, 7–27–16	20,000	19,989
Bemis Co., Inc.:
0.710%, 7–1–16	24,250	24,250
0.720%, 7–6–16	26,250	26,247
0.730%, 7–12–16	3,090	3,089
0.740%, 7–13–16	10,000	9,997
BMW U.S. Capital LLC (GTD by BMW AG),
0.390%, 7–13–16	10,000	9,999
BorgWarner, Inc.,
0.700%, 7–6–16	20,300	20,298
Campbell Soup Co.:
0.740%, 7–18–16	11,500	11,496
0.750%, 7–21–16	39,600	39,583
0.820%, 8–15–16	5,320	5,314
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.470%, 7–26–16	20,000	19,993
Clorox Co. (The),
0.770%, 8–3–16	1,102	1,101
CVS Health Corp.,
0.630%, 7–1–16	41,425	41,424
DTE Energy Co. (GTD by Detroit Edison Co.),
0.750%, 7–18–16	20,000	19,993
Ecolab, Inc.,
0.730%, 7–11–16	9,750	9,748
Emerson Electric Co.:
0.410%, 7–8–16	40,000	39,997
0.440%, 7–29–16	15,000	14,995
Essilor International S.A.:
0.380%, 7–11–16	5,500	5,499
0.400%, 7–19–16	2,720	2,719
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.700%, 7–7–16	15,000	14,998
0.730%, 7–12–16	15,000	14,996
0.750%, 7–18–16	15,000	14,994
0.750%, 7–20–16	15,000	14,994
0.760%, 7–26–16	15,000	14,992
Hershey Co. (The),
0.390%, 7–18–16	10,000	9,998

J.M. Smucker Co. (The),
0.620%, 7–6–16	10,139	10,138
John Deere Canada ULC (GTD by Deere & Co.):
0.390%, 7–11–16	5,499	5,498
0.400%, 7–13–16	20,000	19,997
0.470%, 7–26–16	12,000	11,996
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.490%, 8–3–16	40,000	39,981
Kellogg Co.:
0.710%, 7–6–16	16,419	16,417
0.740%, 7–14–16	12,000	11,997
Kroger Co. (The),
0.600%, 7–5–16	30,000	29,997
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.430%, 7–26–16	45,000	44,986
0.450%, 8–8–16	7,400	7,396
Mattel, Inc.,
0.730%, 7–11–16	25,000	24,994
McCormick & Co., Inc.:
0.600%, 7–5–16	25,000	24,998
0.640%, 7–14–16	15,000	14,996
Mondelez International, Inc.:
0.690%, 7–6–16	35,000	34,996
0.760%, 7–26–16	15,000	14,992
NBCUniversal Enterprise, Inc.:
0.650%, 7–6–16	10,000	9,999
0.750%, 7–19–16	5,000	4,998
0.750%, 7–20–16	5,000	4,998
Novartis Finance Corp. (GTD by Novartis AG):
0.360%, 7–1–16	10,000	10,000
0.370%, 7–19–16	11,000	10,998
0.390%, 8–9–16	20,000	19,991
Novartis Securities Investment Ltd. (GTD by Novartis AG):
0.430%, 7–8–16	8,550	8,549
0.370%, 7–12–16	32,700	32,696
PepsiCo, Inc.,
0.400%, 7–20–16	7,842	7,840
Regents of the Univ of CA, Commercial Paper Notes, Ser B (Taxable),
0.420%, 7–25–16	25,000	24,993
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.460%, 7–29–16	40,000	39,985
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.440%, 7–15–16	12,608	12,606
Rockwell Automation, Inc.:
0.630%, 7–11–16	10,000	9,998
0.640%, 7–14–16	16,293	16,289
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
0.320%, 7–11–16	30,000	29,997
Verizon Communications, Inc.,
0.700%, 7–5–16	25,000	24,998
Virginia Electric and Power Co.:
0.660%, 7–7–16	11,000	10,999
0.650%, 7–21–16	25,000	24,991
0.660%, 8–2–16	5,000	4,997
Washington Gas Light Co.:
0.360%, 7–12–16	11,000	10,999
0.400%, 7–21–16	9,000	8,998
Wisconsin Electric Power Co.:
0.450%, 7–6–16	5,000	5,000
0.600%, 7–7–16	7,500	7,499
Wisconsin Gas LLC:
0.470%, 7–7–16	12,100	12,099
0.640%, 7–13–16	7,000	6,998

		1,245,568

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (J)	2,655	2,655

Municipal Obligations – 4.3%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.), 0.390%, 7–7–16 (J)	24,000	24,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.), 0.360%, 7–1–16 (J)	17,400	17,400
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.340%, 7–1–16 (J)	12,386	12,386
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA), 0.450%, 7–7–16 (J)	1,443	1,443
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.), 0.400%, 7–7–16 (J)	27,375	27,375
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (J)	6,900	6,900
Dev Auth of Monroe Cnty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.460%, 7–1–16 (J)	24,475	24,475
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.400%, 7–7–16 (J)	19,510	19,510
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.400%, 7–7–16 (J)	7,000	7,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.410%, 7–7–16 (J)	24,000	24,000
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.400%, 7–7–16 (J)	1,905	1,905
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.), 0.420%, 7–7–16 (J)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.370%, 7–1–16 (J)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.), 0.360%, 7–1–16 (J)	28,600	28,600
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.), 0.360%, 7–1–16 (J)	12,500	12,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)), 0.460%, 7–7–16 (J)	6,605	6,605
Lancaster Cnty, NE, Hosp Auth, Hosp Rev Rfdg Bonds (Bryan LGH Med Ctr), Ser 2008B-1 (GTD by U.S. Bank N.A.), 0.390%, 7–1–16 (J)	22,370	22,370

MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.), 0.400%, 7–1–16 (J)	12,572	12,572
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)), 0.410%, 7–7–16 (J)	10,000	10,000
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.), 0.390%, 7–1–16 (J)	13,000	13,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.), 0.390%, 7–7–16 (J)	14,751	14,751
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.), 0.450%, 7–7–16 (J)	1,900	1,900
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL, 0.400%, 7–7–16 (J)	14,600	14,600
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia), 0.420%, 7–7–16 (J)	6,000	6,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.390%, 7–1–16 (J)	10,267	10,267
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.), 0.390%, 7–1–16 (J)	7,140	7,140

		336,554

United States Government Agency Obligations – 1.6%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.350%, 7–6–16 (J)	5,700	5,700
0.360%, 7–6–16 (J)	20,977	20,977
0.360%, 7–6–16 (J)	10,261	10,261
0.360%, 7–6–16 (J)	8,490	8,490
0.360%, 7–6–16 (J)	6,699	6,699
0.360%, 7–6–16 (J)	5,553	5,553
0.360%, 7–6–16 (J)	1,384	1,384
0.410%, 7–6–16 (J)	4,253	4,253
0.410%, 7–6–16 (J)	4,228	4,228
0.410%, 7–6–16 (J)	4,106	4,106
0.410%, 7–6–16 (J)	3,910	3,910
0.410%, 7–6–16 (J)	3,715	3,715
0.410%, 7–6–16 (J)	407	407
0.420%, 7–6–16 (J)	5,600	5,600
0.360%, 7–7–16 (J)	18,215	18,215
0.390%, 7–7–16 (J)	6,000	6,000
0.410%, 7–7–16 (J)	4,531	4,531
0.410%, 7–7–16 (J)	2,900	2,900
0.420%, 7–7–16 (J)	5,000	5,000
0.420%, 7–7–16 (J)	4,400	4,400

		126,329

TOTAL SHORT-TERM SECURITIES – 21.7%		$1,711,106
(Cost: $1,711,119)

TOTAL INVESTMENT SECURITIES – 97.2%		$7,665,166
(Cost: $8,129,758)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.8%		221,118

NET ASSETS – 100.0%		$7,886,284

Notes to Consolidated Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $7,602 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	No dividends were paid during the preceding 12 months.

(D)	Restricted securities. At June 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	718,555	$339,125	$1
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	448,211	32,028
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	381	209,901	131,004
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	172,543	107,265

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$729,133	735,341	717,941
			$1,905,121	$988,239

The total value of these securities represented 12.5% of net assets at June 30, 2016.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	Payment-in-kind bonds.

(H)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at June 30, 2016.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	19,700	U.S. Dollar	26,536	7-25-16	State Street Global Markets	$306	$—
Euro	70,200	U.S. Dollar	77,986	7-25-16	State Street Global Markets	22	—
						$328	$—

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Facebook, Inc., Class A	Deutsche Bank AG	Put	3,808	July 2016	$110.00	$777	$(217)
NIKE, Inc., Class B	Citibank N.A.	Put	16,536	October 2016	55.00	3,748	(4,638)
Parker-Hannifin Corp.	UBS AG	Put	2,156	August 2016	105.00	691	(582)
PPG Industries, Inc.	JPMorgan Chase Bank N.A.	Put	2,156	August 2016	105.00	474	(906)
Union Pacific Corp.	JPMorgan Chase Bank N.A.	Put	5,355	August 2016	82.50	1,430	(822)
						$7,120	$(7,165)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$402,306	$102,579	$270,298
Consumer Staples	322,519	95,220	—
Energy	369,654	—	—
Financials	210,380	177,996	—
Health Care	575,499	—	—
Industrials	155,580	42,224	—
Information Technology	689,507	—	—
Materials	38,714	56,357	—
Total Common Stocks	$2,764,159	$474,376	$270,298
Purchased Options	—	1,136	—
Corporate Debt Securities	—	—	717,941
United States Government Agency Obligations	—	1,333	—
United States Government Obligations	—	1,179,463	—
Bullion	545,354	—	—
Short-Term Securities	—	1,711,106	—
Total	$3,309,513	$3,367,414	$988,239
Forward Foreign Currency Contracts	$—	$328	$—
Liabilities
Written Options	$—	$7,165	$—

During the period ended June 30, 2016, securities totaling $483,502 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-16	$351,937	$729,133
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(81,639)	(11,192)
Purchases	—	—
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-16	$270,298	$717,941
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-16	$(81,639)	$(11,192)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-16	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$107,266	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	9.62 to 15.12%
			Illiquidity discount	10%
	131,004	Transaction	Price	$344
			Illiquidity discount	2.5 to 10%
	32,028	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	40%
			Illiquidity discount	10%
			Methodology Weighting	75%
		Discounted book value	Discount Factor	24%
			Illiquidity discount	10%
			Methodology Weighting	25%
Corporate Debt Securities	717,941	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	9.62%
			Illiquidity discount	10%

Significant increases (decreases) in long-term growth rate inputs or transaction price could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a lower (higher) fair value measurement.

During the period ended June 30, 2016, securities totaling $151,166 changed valuation techniques from discounted cash flows model to a transaction approach. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market participant assumptions.

During the period ended June 30, 2016, securities totaling $60,093 changed valuation techniques from discounted cash flows model to a blended methodology of discounted cash flows model and discounted book value. The change in valuation techniques is primarily due to the blended methodology more closely reflecting current market participant assumptions.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2016 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$7,886,284	545,930	6.92%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$7,886,284	270,727	3.43%
Ivy ASF, LLC	12-10-12	12-18-12	$7,886,284	27,279	0.35%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,129,758

Gross unrealized appreciation	610,030
Gross unrealized depreciation	(1,074,622)

Net unrealized depreciation	$(464,592)

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Cable & Satellite – 1.6%
Comcast Corp., Class A	675	$44,026

Casinos & Gaming – 0.8%
Las Vegas Sands, Inc.	552	24,007

Home Improvement Retail – 0.8%
Home Depot, Inc. (The)	166	21,228

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	531	27,692

Hotels, Resorts & Cruise Lines – 1.9%
Carnival Corp.	1,178	52,065

Movies & Entertainment – 1.1%
Twenty-First Century Fox, Inc.	1,150	31,328

Total Consumer Discretionary – 7.2%		200,346
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	238	31,327

Distillers & Vintners – 0.8%
Constellation Brands, Inc.	138	22,751

Packaged Foods & Meats – 3.6%
J.M. Smucker Co. (The)	196	29,918
Kraft Foods Group, Inc.	353	31,269
Mead Johnson Nutrition Co.	431	39,072

		100,259

Total Consumer Staples – 5.5%		154,337
Energy

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	381	30,130

Oil & Gas Exploration & Production – 2.3%
Newfield Exploration Co. (A)	736	32,501
Noble Energy, Inc.	854	30,635

		63,136

Total Energy – 3.4%		93,266
Financials

Investment Banking & Brokerage – 1.0%
Morgan Stanley	1,022	26,551

Other Diversified Financial Services – 1.5%
JPMorgan Chase & Co. (B)	684	42,494

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	425	34,579

Specialized Finance – 1.2%
Intercontinental Exchange, Inc.	129	33,070

Specialized REITs – 1.4%
Crown Castle International Corp.	391	39,608

Total Financials – 6.3%		176,302
Health Care

Biotechnology – 0.5%
Biogen, Inc. (A)	51	12,442

Health Care Equipment – 1.8%
DexCom, Inc. (A)	217	17,199
Medtronic plc	393	34,118

		51,317

Health Care Services – 0.8%
Laboratory Corp. of America Holdings (A)	179	23,331

Managed Health Care – 2.0%
Anthem, Inc.	243	31,935
UnitedHealth Group, Inc.	161	22,712

		54,647

Pharmaceuticals – 5.8%
Allergan plc (A)	130	30,099
Johnson & Johnson	353	42,801
Shire Pharmaceuticals Group plc ADR	277	51,071
Teva Pharmaceutical Industries Ltd. ADR	772	38,763

		162,734

Total Health Care – 10.9%		304,471
Industrials

Industrial Conglomerates – 1.0%
General Electric Co.	882	27,761

Railroads – 1.1%
Union Pacific Corp.	366	31,933

Total Industrials – 2.1%		59,694
Information Technology

Application Software – 1.0%
Autodesk, Inc. (A)	525	28,426

Communications Equipment – 1.1%
Harris Corp.	376	31,348

Data Processing & Outsourced Services – 0.8%
FleetCor Technologies, Inc. (A)	162	23,144

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A (A)	596	34,121

Semiconductor Equipment – 1.1%
Applied Materials, Inc.	1,261	30,236

Semiconductors – 3.1%
Broadcom Corp., Class A	257	39,932
Microchip Technology, Inc.	460	23,324
Texas Instruments, Inc.	366	22,930

		86,186

Systems Software – 0.9%
Symantec Corp.	1,174	24,119

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	133	12,718

Total Information Technology – 9.7%		270,298
Materials

Diversified Chemicals – 1.3%
PPG Industries, Inc.	345	35,885

Paper Packaging – 0.1%
WestRock Co.	69	2,688

Paper Products – 0.4%
International Paper Co.	266	11,267

Total Materials – 1.8%		49,840

TOTAL COMMON STOCKS – 46.9%		$1,308,554
(Cost: $1,112,296)

PREFERRED STOCKS
Energy

Oil & Gas Exploration & Production – 0.5%
Hess Corp., 8.000%, Convertible	190	14,370

Total Energy – 0.5%		14,370
Financials

Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500%	120	3,146

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%	366	9,772

Total Financials – 0.4%		12,918

Health Care

Pharmaceuticals – 2.6%
Allergan plc, Convertible Series A, 5.500%	49	40,844
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	37	30,839

		71,683

Total Health Care – 2.6%		71,683
Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	232	19,298

Total Industrials – 0.7%		19,298
Materials

Commodity Chemicals – 0.5%
A. Schulman, Inc., Convertible, 6.000%	19	13,121

Total Materials – 0.5%		13,121
Telecommunication Services

Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	152	14,438

Total Telecommunication Services – 0.5%		14,438

TOTAL PREFERRED STOCKS – 5.2%		$145,828
(Cost: $159,393)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
S&P 500 Index,
Put $2,000.00, Expires 7–1–16	2,019	20

TOTAL PURCHASED OPTIONS – 0.0%		$20
(Cost: $5,397)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	$849	900

Automobile Manufacturers – 0.2%
General Motors Co.,
6.600%, 4–1–36	5,809	6,664

Automotive Retail – 0.1%
AutoZone, Inc.,
3.125%, 4–21–26	3,000	3,076

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	910

Cable & Satellite – 0.8%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	4,712	5,012
Pearson Funding Five plc,
3.250%, 5–8–23 (C)	900	880
Time Warner, Inc. (GTD by Historic TW, Inc.),
2.950%, 7–15–26	9,000	9,073
Viacom, Inc.:
2.500%, 9–1–18	1,100	1,115
2.200%, 4–1–19	2,000	2,009
2.750%, 12–15–19	3,000	3,044

		21,133

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	463
1.875%, 4–15–18	1,000	1,010

		1,473

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,478

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	506

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	5,400	5,857

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	2,900	3,025

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	2,100	2,148

Specialty Stores – 0.2%
GNC Holdings, Inc., Convertible,
1.500%, 8–15–20 (C)	6,000	4,961

Total Consumer Discretionary – 1.9%		52,131
Consumer Staples

Brewers – 0.4%
Anheuser-Busch InBev S.A./N.V.,
2.650%, 2–1–21	6,000	6,218
Molson Coors Brewing Co.,
3.000%, 7–15–26	1,500	1,499
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (C)	2,700	2,744

		10,461

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6–15–18	1,000	1,007

Drug Retail – 0.4%
CVS Health Corp.:
2.800%, 7–20–20	4,000	4,163
2.875%, 6–1–26	4,200	4,293
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,650	1,705

		10,161

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,438
ConAgra Foods, Inc.,
1.900%, 1–25–18	3,190	3,215
Wm. Wrigley Jr. Co.,
2.400%, 10–21–18 (C)	1,500	1,530

		7,183

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	517

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	2,100	2,194

Personal Products – 0.0%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,236

Tobacco – 0.1%
BAT International Finance plc,
2.750%, 6–15–20 (C)	4,000	4,148

Total Consumer Staples – 1.3%		36,907
Energy

Integrated Oil & Gas – 0.2%
Chevron Corp.,
2.954%, 5–16–26	6,000	6,195

Oil & Gas Equipment & Services – 1.0%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	19,500	18,720
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	2,100	1,948
Schlumberger Holding Corp.,
2.350%, 12–21–18 (C)	6,000	6,117

		26,785

Oil & Gas Exploration & Production – 0.6%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	4,250	4,339
2.315%, 2–13–20	3,000	3,071
Devon Energy Corp.,
2.250%, 12–15–18	3,000	2,979
Occidental Petroleum Corp.,
2.600%, 4–15–22	3,000	3,074
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,783

		16,246

Oil & Gas Storage & Transportation – 0.9%
Buckeye Partners L.P.,
2.650%, 11–15–18	6,300	6,347
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	10,951	6,283
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,249
Plains All American Pipeline L.P. and PAA Finance Corp.:
2.600%, 12–15–19	1,750	1,705
4.650%, 10–15–25	3,500	3,535

Williams Partners L.P.,
3.600%, 3–15–22	5,500	5,207

		26,326

Total Energy – 2.7%		75,552
Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11–30–18	6,500	6,801
3.875%, 1–15–20	10,000	10,344

		17,145

Consumer Finance – 1.0%
American Express Co.,
4.900%, 12–29–49	5,800	5,519
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,172
2.250%, 2–13–19	4,000	4,051
Capital One N.A.,
2.400%, 9–5–19	3,250	3,303
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.700%, 5–9–23	1,500	1,510
Hyundai Capital America,
2.875%, 8–9–18 (C)	1,550	1,588
SLM Corp.,
4.875%, 6–17–19	3,000	2,895
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,581

		27,619

Diversified Banks – 7.0%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (C)	6,200	6,344
Australia & New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (C)	9,000	9,228
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,517
8.000%, 7–29–49	8,800	8,745
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	6,000	6,134
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,509
2.050%, 10–30–18	5,000	5,080
Barclays plc,
5.200%, 5–12–26	6,000	6,062
BB&T Corp.,
2.050%, 5–10–21	7,500	7,609
BNP Paribas S.A.,
2.450%, 3–17–19	4,500	4,596
Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,855
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (C)	8,750	8,879
HSBC Holdings plc,
3.400%, 3–8–21	7,500	7,729
ING Bank N.V.:
2.500%, 10–1–19 (C)	5,400	5,510
2.450%, 3–16–20 (C)	7,200	7,346
2.750%, 3–22–21 (C)	12,000	12,402
KeyBank N.A.,
2.500%, 12–15–19	4,000	4,102
Lloyds Bank plc (GTD by Lloyds Banking Group plc):
2.300%, 11–27–18	2,000	2,011
2.350%, 9–5–19	2,650	2,666
Mizuho Bank Ltd.,
2.650%, 9–25–19 (C)	5,200	5,343
National Australia Bank Ltd.,
2.400%, 12–9–19 (C)	12,000	12,316
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–29–49 (C)	9,162	9,128
Royal Bank of Canada,
2.350%, 10–30–20	6,000	6,166
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	5,800	5,510
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (C)	4,000	4,071
Societe Generale S.A.:
4.250%, 4–14–25 (C)	2,750	2,721
5.922%, 4–29–49 (C)	11,000	11,092
Standard Chartered plc,
2.250%, 4–17–20 (C)	10,700	10,556
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	4,088
U.S. Bancorp,
3.100%, 4–27–26	3,600	3,747
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,097

		194,159

Investment Banking & Brokerage – 1.0%
BGC Partners, Inc.,
5.375%, 12–9–19	6,500	6,846
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,017
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	4,000	3,950
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,385
2.625%, 1–31–19	4,000	4,094
2.600%, 4–23–20	3,400	3,457
Morgan Stanley:
2.125%, 4–25–18	2,500	2,526
2.650%, 1–27–20	5,900	5,998

		29,273

Life & Health Insurance – 0.8%
AIA Group Ltd.,
2.250%, 3–11–19 (C)	2,600	2,633
Citizens Financial Group, Inc.,
3.750%, 7–1–24	11,865	11,920
New York Life Global Funding:
1.550%, 11–2–18 (C)	4,200	4,239
2.000%, 4–13–21 (C)	4,500	4,560

		23,352

Multi-Line Insurance – 0.5%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,798
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	6,000	6,163
Loews Corp.,
3.750%, 4–1–26	5,981	6,344

		15,305

Other Diversified Financial Services – 1.7%
Citigroup, Inc.:
3.875%, 2–19–19	2,600	2,613
5.800%, 11–29–49	8,600	8,310
5.950%, 12–29–49	9,250	9,036
Daimler Finance North America LLC,
2.375%, 8–1–18 (C)	2,600	2,655
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	938
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	1,250	1,256
2.850%, 10–15–18	1,300	1,334
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,615
JPMorgan Chase & Co.,
7.900%, 4–29–49	3,000	3,060
Moody’s Corp.,
2.750%, 7–15–19	1,300	1,341
PennantPark Investment Corp.,
4.500%, 10–1–19	8,100	8,086
Total Capital,
2.125%, 8–10–18	1,500	1,530

		46,774

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	3,000	3,095
Hanover Insurance Group, Inc. (The),
4.500%, 4–15–26	4,200	4,338

		7,433

Regional Banks – 0.7%
PNC Bank N.A.:
2.200%, 1–28–19	4,000	4,081
3.250%, 6–1–25	6,000	6,378
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,763
5.625%, 12–29–49	4,800	4,824

		19,046

Specialized Finance – 0.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (C)	8,100	8,399
Intercontinental Exchange, Inc.,
2.500%, 10–15–18	1,700	1,740

		10,139

Specialized REITs – 0.2%
Crown Castle International Corp.:
5.250%, 1–15–23	1,046	1,174
3.700%, 6–15–26	3,000	3,088

		4,262

Total Financials – 14.2%		394,507

Health Care

Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	6,000	6,154
2.125%, 5–1–20	6,000	6,095

		12,249

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	500	486
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	3,037

		3,523

Health Care Facilities – 0.6%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (C)	15,000	15,413

Health Care Services – 0.4%
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,450	1,473
Quest Diagnostics, Inc.:
2.500%, 3–30–20	2,750	2,773
3.450%, 6–1–26	5,937	6,138

		10,384

Health Care Supplies – 0.3%
C.R. Bard, Inc.,
1.375%, 1–15–18	4,385	4,402
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,997

		8,399

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,647
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,700	1,770
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,241

		11,658

Pharmaceuticals – 0.9%
AbbVie, Inc.,
3.200%, 5–14–26	4,200	4,247
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	9,500	10,633
Mylan, Inc.,
2.550%, 3–28–19	700	708
Perrigo Co. Ltd.,
2.300%, 11–8–18	8,850	8,926

		24,514

Total Health Care – 3.1%		86,140
Industrials

Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (C)	4,150	4,241
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (C)	19,085	20,158
Northrop Grumman Corp.,
1.750%, 6–1–18	2,060	2,080
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.000%, 7–15–22	3,500	3,518

		29,997

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11–5–20	4,300	4,439

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20 (C)	873	873

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	2,150	2,185
2.350%, 2–26–19	1,000	1,010

		3,195

Total Industrials – 1.4%		38,504
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	2,900	3,003

Electronic Equipment & Instruments – 0.1%
FLIR Systems, Inc.,
3.125%, 6–15–21	3,000	3,083

Semiconductor Equipment – 0.1%
Lam Research Corp.,
3.450%, 6–15–23	4,200	4,338

Semiconductors – 1.2%
Micron Technology, Inc.,
5.500%, 2–1–25	8,081	6,869
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	33,500	25,585

		32,454

Systems Software – 0.3%
CA, Inc.,
2.875%, 8–15–18	2,850	2,907
Oracle Corp.,
2.250%, 10–8–19	5,300	5,470

		8,377

Total Information Technology – 1.8%		51,255
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	16,330	14,534

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20 (C)	3,250	3,404

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21 (C)	2,200	2,079

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	2,100	2,123

Industrial Gases – 0.1%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,255
Praxair, Inc.,
3.000%, 9–1–21	1,000	1,067

		2,322

Metal & Glass Containers – 0.0%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	469	483

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,650	1,672
RPM International, Inc.,
3.450%, 11–15–22	1,000	1,020

		2,692

Total Materials – 1.0%		27,637
Telecommunication Services

Integrated Telecommunication Services – 0.9%
AT&T, Inc.:
2.300%, 3–11–19	13,000	13,279
4.125%, 2–17–26	8,400	9,024
Verizon Communications, Inc.,
2.625%, 2–21–20	2,468	2,553

		24,856

Wireless Telecommunication Service – 0.2%
American Tower Corp.:
4.700%, 3–15–22	1,400	1,545
3.375%, 10–15–26	3,900	3,922
Virgin Media Finance plc,
4.875%, 2–15–22	284	238

		5,705

Total Telecommunication Services – 1.1%		30,561
Utilities

Electric Utilities – 0.8%
Electricite de France S.A.,
2.150%, 1–22–19 (C)	4,000	4,082
Entergy Texas, Inc.,
2.550%, 6–1–21	3,900	4,028
Exelon Corp.,
2.450%, 4–15–21	3,600	3,651
Georgia Power Co.,
2.400%, 4–1–21	3,000	3,103
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,058
Southern Co. (The),
2.950%, 7–1–23	6,000	6,220

		23,142

Gas Utilities – 0.2%
Sempra Energy,
2.400%, 3–15–20	4,150	4,237

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
2.500%, 12–1–19	4,000	4,087

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	10,000	8,506

Total Utilities – 1.4%		39,972

TOTAL CORPORATE DEBT SECURITIES – 29.9%		$833,166
(Cost: $827,008)

LOANS (D)
Financials

Other Diversified Financial Services – 0.6%
WP Mustang Holdings LLC,
10.000%, 5–29–22	16,201	16,085

Total Financials – 0.6%		16,085
Industrials

Industrial Machinery – 0.2%
Dynacast International LLC,
9.500%, 1–30–23	5,426	5,182

Total Industrials – 0.2%		5,182

TOTAL LOANS – 0.8%		$21,267
(Cost: $21,514)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	13	13
5.000%, 1–1–18	9	10
6.500%, 10–1–28	42	48
6.500%, 2–1–29	6	7
7.000%, 11–1–31	50	59
6.500%, 2–1–32	38	44
7.000%, 2–1–32	54	65
7.000%, 3–1–32	25	31
7.000%, 7–1–32	30	35
6.500%, 9–1–32	30	35
5.500%, 5–1–33	29	33
5.500%, 6–1–33	24	27

		407

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$407
(Cost: $356)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.7%
U.S. Treasury Notes:
0.625%, 5–31–17	8,500	8,508
1.375%, 11–30–18	10,000	10,174

		18,682

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.7%		$18,682
(Cost: $18,465)

SHORT-TERM SECURITIES
Commercial Paper (E) – 14.2%
Air Products and Chemicals, Inc.,
0.390%, 7–13–16	5,500	5,499
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.390%, 7–15–16	15,000	14,998
Baxter International, Inc.:
0.630%, 7–6–16	10,000	9,999
0.730%, 7–11–16	10,000	9,998
Becton Dickinson & Co.:
0.730%, 7–12–16	5,000	4,999
0.740%, 7–13–16	6,000	5,998
0.750%, 7–19–16	15,000	14,994
Bemis Co., Inc.:
0.720%, 7–6–16	5,212	5,211
0.710%, 7–8–16	10,000	9,998
0.740%, 7–13–16	10,000	9,997
0.740%, 7–14–16	5,000	4,999

BMW U.S. Capital LLC (GTD by BMW AG),
0.410%, 7–27–16	7,000	6,998
BorgWarner, Inc.,
0.670%, 7–12–16	19,000	18,996
Campbell Soup Co.,
0.750%, 7–21–16	10,000	9,996
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.470%, 7–26–16	7,000	6,998
Ecolab, Inc.,
0.740%, 7–15–16	5,000	4,998
Emerson Electric Co.,
0.410%, 7–8–16	5,000	5,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.730%, 7–12–16	5,000	4,999
0.740%, 7–13–16	14,500	14,496
0.750%, 7–21–16	15,000	14,993
Hershey Co. (The):
0.390%, 7–18–16	10,000	9,998
0.420%, 7–25–16	10,000	9,997
J.M. Smucker Co. (The),
0.620%, 7–6–16	7,000	6,999
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.390%, 7–11–16	10,874	10,873
0.410%, 7–14–16	11,000	10,998
Kellogg Co.:
0.700%, 7–1–16	6,000	6,000
0.710%, 7–6–16	5,000	4,999
Kroger Co. (The),
0.600%, 7–5–16	10,000	9,999
McCormick & Co., Inc.:
0.570%, 7–1–16	5,000	5,000
0.600%, 7–5–16	5,000	5,000
Mondelez International, Inc.,
0.690%, 7–6–16	10,000	9,999
NBCUniversal Enterprise, Inc.:
0.750%, 7–19–16	5,000	4,998
0.750%, 7–20–16	15,000	14,994
Northern Illinois Gas Co.,
0.420%, 7–1–16	5,060	5,060
Novartis Finance Corp. (GTD by Novartis AG),
0.360%, 7–1–16	10,000	10,000
Novartis Securities Investment Ltd. (GTD by Novartis AG),
0.360%, 7–11–16	10,000	9,999
PepsiCo, Inc.,
0.400%, 7–20–16	5,000	4,999
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.440%, 7–15–16	5,005	5,004
United Technologies Corp.,
0.730%, 7–11–16	6,098	6,097
Verizon Communications, Inc.,
0.700%, 7–5–16	10,000	9,999
Virginia Electric and Power Co.:
0.650%, 7–19–16	10,000	9,997
0.650%, 7–20–16	8,000	7,997
0.660%, 8–2–16	5,000	4,997
W.W. Grainger, Inc.:
0.350%, 7–12–16	7,500	7,499
0.370%, 7–19–16	3,500	3,499
Wisconsin Electric Power Co.,
0.600%, 7–7–16	5,000	4,999
Wisconsin Gas LLC:
0.470%, 7–7–16	5,000	4,999
0.430%, 7–11–16	4,000	3,999
0.460%, 7–12–16	5,000	4,999

		398,161

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (F)	4,238	4,238

Municipal Obligations – 1.0%
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.280%, 7–1–16 (F)	4,900	4,900

MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.390%, 7–1–16 (F)	18,000	18,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.), 0.430%, 7–7–16 (F)	5,500	5,500

		28,400

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.410%, 7–6–16 (F)	745	745
0.360%, 7–7–16 (F)	18,000	18,000

		18,745

TOTAL SHORT-TERM SECURITIES – 16.1%		$449,544
(Cost: $449,551)

TOTAL INVESTMENT SECURITIES – 99.6%		$2,777,468
(Cost: $2,593,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		10,870

NET ASSETS – 100.0%		$2,788,338

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $42,494 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $244,010 or 8.8% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(E)	Rate shown is the yield to maturity at June 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
S&P 500 Index	N/A	Put	2,019	July 2016	$1,800.00	$802	$(5)
Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,308,554	$—	$—
Preferred Stocks	132,707	13,121	—
Purchased Options	20	—	—
Corporate Debt Securities	—	833,166	—
Loans	—	16,085	5,182
United States Government Agency Obligations	—	407	—
United States Government Obligations	—	18,682	—
Short-Term Securities	—	449,544	—
Total	$1,441,281	$1,331,005	$5,182
Liabilities
Written Options	$5	$—	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,593,980

Gross unrealized appreciation	265,279
Gross unrealized depreciation	(81,791)

Net unrealized appreciation	$183,488

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials

Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,779

Reinsurance – 0.2%
Pitney Bowes International Holdings, Inc., Series F, 6.125% (A)	2	1,533

Specialized REITs – 0.3%
Ventas, Inc., 5.450%	100	2,770

Total Financials – 1.1%		9,082

TOTAL PREFERRED STOCKS – 1.1%		$9,082
(Cost: $8,424)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust Series 2015-2, Class AA,
6.625%, 5–15–18 (A)	$460	470
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	5,030	4,841
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	565	601
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	874	979
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	3,089	3,182
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	908	890
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	4,280	4,409
Aventura Mall Trust, Series 2013-AVM, Class B,
3.867%, 12–5–32 (A)(B)	3,600	3,828
CarMax Auto Owner Trust 2013-2, Class D:
1.880%, 11–15–19 (B)	1,300	1,303
2.060%, 11–15–19	3,000	2,984
CarMax Auto Owner Trust 2013-4, Class D,
2.600%, 4–15–20	2,000	1,995
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	565	617
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,239	1,416
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	1,445	1,517
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	696	740
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,603	4,090
6.943%, 1–10–30	2,627	3,160
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	1,785	1,821
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	1,611	1,708

Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	3,886	4,196
Earnest Student Loan Program LLC, Series 2016-B, Class A2,
3.020%, 5–25–34 (A)	3,750	3,755
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)	719	719
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B,
3.710%, 1–18–22 (A)	3,202	3,188
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	3,966	3,807
Hyundai Auto Receivables Trust 2014-A, Class D:
2.020%, 8–15–19	1,000	1,008
1.780%, 7–15–20	2,500	2,515
2.530%, 7–15–20	1,000	1,006
2.510%, 12–15–20	2,000	2,000
Longtrain Leasing III LLC, Series 2015 A-1,
2.980%, 1–15–45 (A)	1,183	1,145
Longtrain Leasing III LLC, Series 2015 A-2,
4.060%, 1–15–45 (A)	6,275	5,906
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	3,120	3,129
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	1,855	1,853
Tal Advantage V LLC,
3.510%, 2–22–39 (A)	725	707
TCF Auto Receivables Owner Trust 2015-2, Class A3,
2.060%, 4–15–20 (A)(B)	3,665	3,697
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	2,000	2,040
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	1,907	2,041
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	1,042	1,051
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,889	3,899
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	1,346	1,369
World Omni Automobile Lease Securitization Trust 2015-A, Class B,
1.940%, 12–15–20	3,940	3,949

TOTAL ASSET-BACKED SECURITIES – 11.9%		$93,531
(Cost: $92,996)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Cable & Satellite – 0.4%
DISH DBS Corp.,
7.750%, 7–1–26 (A)	3,000	3,098

Hotels, Resorts & Cruise Lines – 0.4%
Host Hotels & Resorts, Inc. and Host Hotels & Resorts L.P.,
5.250%, 3–15–22	3,150	3,466

Household Appliances – 0.3%
Stanley Black & Decker, Inc.,
5.750%, 12–15–53	2,115	2,215

Housewares & Specialties – 0.5%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23 (A)	3,518	3,695

Total Consumer Discretionary – 1.6%		12,474
Energy

Oil & Gas Drilling – 0.1%
Noble Holding International Ltd.,
4.000%, 3–16–18	350	345

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.),
7.034%, 1–15–68	4,763	5,020

Oil & Gas Refining & Marketing – 1.5%
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
8.150%, 4–15–18 (B)	5,345	5,666
4.800%, 9–1–20	2,340	2,270
6.750%, 2–1–21	1,011	1,021
Tesoro Corp., 4.250%, 10–1–17	2,645	2,704

		11,661

Oil & Gas Storage & Transportation – 4.3%
Boardwalk Pipeline Partners L.P., 5.200%, 6–1–18	2,500	2,547
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
5.750%, 9–15–19	3,975	4,162
3.375%, 2–1–23	1,731	1,588
5.950%, 6–1–26	1,800	1,892
Buckeye Partners L.P., 5.600%, 10–15–44	7,481	7,104
Florida Gas Transmission, 3.875%, 7–15–22 (A)	500	507
Gulfstream Natural Gas System LLC, 4.600%, 9–15–25 (A)	1,975	2,062
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,600	3,720
5.875%, 3–1–22	3,000	3,186
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,341
Tennessee Gas Pipeline Co., 8.375%, 6–15–32	4,000	4,535
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.125%, 10–15–21	1,000	1,035
6.375%, 5–1–24	250	262

		33,941

Total Energy – 6.5%		50,967
Financials

Consumer Finance – 3.4%
Capital One Financial Corp., Series E, 5.550%, 12–29–49	5,770	5,698
Discover Bank:
8.700%, 11–18–19	458	539
3.100%, 6–4–20	4,525	4,629
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	1,000	1,001
3.500%, 7–10–19	1,645	1,702
3.150%, 1–15–20	1,400	1,417
4.375%, 9–25–21	1,080	1,140
5.250%, 3–1–26	3,600	3,916
Synchrony Financial, 2.600%, 1–15–19	5,850	5,912
Union 13 Leasing LLC, 1.870%, 6–28–24	798	807

		26,761

Diversified Banks – 3.6%
Bank of America Corp.:
5.875%, 1–5–21	665	763
4.000%, 1–22–25	3,250	3,316
3.950%, 4–21–25	1,515	1,540
Citizens Bank N.A., 2.300%, 12–3–18	2,500	2,533
Comerica, Inc., 4.000%, 7–27–25	2,150	2,220
Compass Bank, 3.875%, 4–10–25	5,000	4,800
Deutsche Bank AG, 3.375%, 5–12–21	5,450	5,469
Huntington Bancshares, Inc., 3.150%, 3–14–21	5,650	5,854
Huntington National Bank, 2.200%, 11–6–18	2,000	2,024

		28,519

Investment Banking & Brokerage – 0.8%
Goldman Sachs Group, Inc. (The), 5.250%, 7–27–21	1,000	1,130
Morgan Stanley:
5.500%, 7–28–21	1,090	1,245
5.450%, 12–29–29	3,700	3,552

		5,927

Life & Health Insurance – 0.5%
Unum Group, 5.750%, 8–15–42	3,750	4,143

Multi-Line Insurance – 0.4%
Aon plc (GTD by Aon Corp.), 3.875%, 12–15–25	2,925	3,087

Other Diversified Financial Services – 2.1%
Citigroup, Inc., 4.400%, 6–10–25	5,000	5,219
Fidelity National Information Services, Inc., 2.850%, 10–15–18	1,410	1,447
JPMorgan Chase & Co., 5.000%, 12–29–49	2,600	2,486
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,561
4.125%, 11–1–24 (A)	2,125	2,234
Ulani MSN 37894 LLC, 2.184%, 12–20–24	2,761	2,827

		16,774

Property & Casualty Insurance – 0.4%
Trinity Acquisition plc (GTD by Willis Towers Watson Public Ltd. Co.),
3.500%, 9–15–21	2,700	2,799

Regional Banks – 0.9%
SunTrust Banks, Inc., 3.300%, 5–15–26	2,000	2,017
Synovus Financial Corp.:
7.875%, 2–15–19	3,025	3,350
5.750%, 12–15–25	2,000	2,060

		7,427

Retail REITs – 0.4%
Retail Properties of America, Inc., 4.000%, 3–15–25	2,950	2,854

Specialized Finance – 1.7%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (A)	4,000	4,099
5.450%, 6–15–23 (A)	3,540	3,671
8.350%, 7–15–46 (A)	1,930	2,079
Nasdaq, Inc., 3.850%, 6–30–26	3,185	3,238

		13,087

Specialized REITs – 1.5%
American Tower Trust I, 1.551%, 3–15–18 (A)	3,070	3,077
Crown Castle International Corp., 6.113%, 1–15–20 (A)	5,215	5,801
Hospitality Properties Trust, 4.650%, 3–15–24	1,200	1,222
Ventas Realty L.P. and Ventas Capital Corp., 2.700%, 4–1–20	1,867	1,906

		12,006

Total Financials – 15.7%		123,384
Health Care

Health Care Facilities – 0.3%
NYU Hospitals Center, 4.428%, 7–1–42	2,170	2,374

Health Care Supplies – 1.7%
Bio-Rad Laboratories, Inc., 4.875%, 12–15–20	5,000	5,532
Express Scripts Holding Co.:
3.000%, 7–15–23	3,325	3,330
4.800%, 7–15–46	2,900	2,898
Sinai Health System, 3.034%, 1–20–36	1,795	1,880

		13,640

Managed Health Care – 0.5%
Aetna, Inc.:
2.800%, 6–15–23	900	920
4.375%, 6–15–46	2,800	2,899

		3,819

Pharmaceuticals – 1.2%
AbbVie, Inc., 2.850%, 5–14–23	2,950	2,979
Mylan, Inc.:
3.150%, 6–15–21 (A)	4,000	4,062
5.250%, 6–15–46 (A)	1,875	1,969

		9,010

Total Health Care – 3.7%		28,843
Industrials

Airlines – 0.4%
British Airways plc, 5.625%, 6–20–20 (A)	1,384	1,441
U.S. Airways Group, Inc., Class A, 6.250%, 4–22–23	914	1,026
U.S. Airways Group, Inc., Class B, 8.500%, 4–22–17	397	412
United Air Lines, Inc., 10.400%, 11–1–16	192	197

		3,076

Industrial Machinery – 0.8%
Pentair Finance S.A., 3.625%, 9–15–20	6,000	6,151

Railroads – 0.9%
BNSF Funding Trust I, 6.613%, 12–15–55	6,280	7,065

Trucking – 0.1%
Tagua Leasing LLC, 1.900%, 7–12–24	918	930

Total Industrials – 2.2%		17,222
Information Technology

Application Software – 0.7%
Block Financial LLC (GTD by H&R Block, Inc.), 4.125%, 10–1–20	5,000	5,151

Electronic Equipment & Instruments – 0.3%
FLIR Systems, Inc., 3.125%, 6–15–21	2,125	2,183

Semiconductor Equipment – 0.5%
Lam Research Corp., 3.450%, 6–15–23	4,100	4,235

Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co.:
2.850%, 10–5–18 (A)	2,300	2,355
4.400%, 10–15–22 (A)	1,600	1,713

		4,068

Total Information Technology – 2.0%		15,637
Materials

Aluminum – 0.1%
Kaiser Aluminum Corp., 5.875%, 5–15–24 (A)	1,000	1,028

Total Materials – 0.1%		1,028
Telecommunication Services

Integrated Telecommunication Services – 1.8%
AT&T, Inc.:
3.600%, 2–17–23	2,500	2,617
4.125%, 2–17–26	5,350	5,747
5.550%, 8–15–41	1,625	1,822
Frontier Communications Corp.:
8.875%, 9–15–20	3,105	3,315
6.250%, 9–15–21	750	707

		14,208

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc.:
6.625%, 4–1–23	500	529
6.000%, 4–15–24	1,250	1,300

		1,829

Total Telecommunication Services – 2.0%		16,037
Utilities

Electric Utilities – 4.1%
AES Corp. (The), 6.000%, 5–15–26	3,000	3,064
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (A)	2,200	2,262
4.973%, 5–1–46 (A)	3,875	4,072
El Paso Electric Co., 5.000%, 12–1–44	2,225	2,554
Emera, Inc., Series 2016-A, 6.750%, 6–15–76	3,225	3,270
Entergy Corp., 4.000%, 7–15–22	2,400	2,577
Exelon Corp., 5.100%, 6–15–45	2,550	2,932
Exelon Generation Co. LLC, 2.950%, 1–15–20	4,785	4,923
Indianapolis Power & Light Co., 4.700%, 9–1–45 (A)	3,750	4,228
IPALCO Enterprises, Inc., 3.450%, 7–15–20	2,800	2,842

		32,724

Gas Utilities – 0.9%
AGL Capital Corp., 3.875%, 11–15–25	3,250	3,492
Brooklyn Union Gas Co., 4.504%, 3–10–46 (A)	2,875	3,256

		6,748

Multi-Utilities – 0.6%
Dominion Resources, Inc.:
2.962%, 7–1–19 (B)	1,700	1,731
5.750%, 10–1–54	3,300	3,283

		5,014

Total Utilities – 5.6%		44,486

TOTAL CORPORATE DEBT SECURITIES – 39.4%		$310,078
(Cost: $302,212)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 2.8%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC, 4.082%, 3–13–31 (A)	1,107	1,120
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A, 4.325%, 8–15–46 (A)(B)	4,130	4,603
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD, 3.008%, 1–12–30 (A)(B)	1,240	1,236
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4, 3.209%, 5–10–49	2,585	2,719
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B, 3.304%, 9–15–37 (A)	1,500	1,576
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR, 3.440%, 11–5–34 (A)(B)	1,000	997
Helios Leasing I LLC, 2.018%, 5–29–24	987	1,005
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1, 5.506%, 11–11–38 (A)	361	302
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6–11–39 (A)	77	55
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.157%, 12–5–27 (A)(B)	5,709	337
7.151%, 12–5–27 (A)	1,425	1,639
7.694%, 12–5–27 (A)(B)	2,600	3,027
Mellon Residential Funding, 6.750%, 6–25–28	1	1
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4, 5.880%, 11–28–35 (A)(B)	1,280	1,210
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO, 5.280%, 9–13–28 (A)	1,200	1,319
Wells Fargo Commerical Mortgage Trust, Series 2012-LC5 A3, 3.148%, 5–15–48	700	738
WFRBS Commercial Mortgage Trust 2011-C5, 3.667%, 11–15–44 (B)	435	472

		22,356

Other Mortgage-Backed Securities – 2.3%
ABFS Mortgage Loan Trust 2001-2, 7.490%, 12–25–31 (B)	307	289
Banc of America Mortgage Trust 2004-03, 4.875%, 4–25–19	23	22
Bear Stearns Mortgage Securities, Inc., 8.000%, 11–25–29	114	92
C-Bass 2006-MH1 Trust, 5.340%, 10–25–36 (A)(B)	2,813	2,921
CCG Receivables Trust, Series 2015-1, Class A3, 1.920%, 1–17–23 (A)(B)	3,000	3,011
CHL Mortgage Pass-Through Trust 2004-J4, 5.250%, 5–25–34	75	73
Collateralized Mortgage Obligation Trust, 5.000%, 7–1–18	2	2
COMM 2012-9W57 Mortgage Trust, Class A, 2.365%, 2–10–29 (A)	2,250	2,262
Connecticut Avenue Securities, Series 2013-C01, 1.403%, 5–25–24 (B)	2,191	2,177
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	60	61
5.200%, 12–15–35 (A)(B)	300	312

CWHEQ Home Equity Loan Trust, Series 2007-S2, 5.934%, 5–25–37 (B)	284		270
GMACM Home Equity Loan Trust 2007-HE1, 5.952%, 8–25–37 (B)	570		538
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7, 6.400%, 10–15–18	6		7
JPMorgan Mortgage Trust 2004-A3, 3.253%, 7–25–34 (B)	153		153
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2, 6.250%, 12–10–29	347		347
Morgan Stanley Capital I Trust 2012-STAR, Class A-2, 3.201%, 8–5–34 (A)	1,350		1,415
Morgan Stanley Capital I Trust 2012-STAR, Class B, 3.451%, 8–5–34 (A)	930		969
Origen Manufactured Housing Contract Trust 2005-A, 5.860%, 6–15–36 (B)	44		46
Origen Manufactured Housing Contract Trust 2005-B, 5.910%, 1–15–37	576		596
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	—	*	1
7.860%, 9–28–24 (A)(B)	1		1
RASC, Series 2003-KS10 Trust, 6.410%, 12–25–33	159		79
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997–HUD1, 6.563%, 12–25–30 (B)	742		515
Structured Asset Mortgage Investments, Inc., 1.608%, 5–2–30 (B)	6		1
TimberStar Trust I, 6.208%, 10–15–36 (A)	1,560		1,563

			17,723

TOTAL MORTGAGE-BACKED SECURITIES – 5.1%			$40,079
(Cost: $40,639)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T, 3.435%, 12–15–25	470		509

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A, 7.016%, 10–1–40	520		616

New York – 0.9%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10–1–51	3,190		3,953
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10–1–62	3,000		3,443

			7,396

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9–1–40	1,205	1,475

TOTAL MUNICIPAL BONDS – TAXABLE – 1.3%		$9,996
(Cost: $8,271)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 27.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.103%, 8–25–24 (B)	522	523
2.653%, 9–25–24 (B)	5,250	5,252
1.953%, 7–25–25 (B)	2,070	2,080
3.253%, 5–25–28 (B)	2,500	2,560
5.300%, 1–15–33	90	101
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	23	24
5.500%, 9–1–19	54	56
5.000%, 4–1–23	252	271
3.500%, 8–1–26	646	686
2.500%, 3–1–28	666	692
2.500%, 4–1–28	636	660
5.000%, 5–1–29	69	76
3.500%, 5–1–32	1,386	1,486
6.500%, 9–1–32	42	50
6.000%, 11–1–33	53	61
5.500%, 5–1–34	504	580
6.500%, 5–1–34	125	150
5.500%, 6–1–34	148	167
5.000%, 9–1–34	3	3
5.500%, 9–1–34	6	7
5.500%, 10–1–34	228	259
5.500%, 7–1–35	65	74
5.000%, 8–1–35	66	74
5.500%, 10–1–35	70	80
5.000%, 11–1–35	171	189
5.000%, 12–1–35	43	47
6.500%, 7–1–36	60	69
7.000%, 12–1–37	65	72
5.500%, 2–1–39	314	356
5.000%, 11–1–39	159	178
5.000%, 1–1–40	1,022	1,146
5.000%, 3–1–40	1,499	1,690
5.000%, 4–1–40	313	348
5.000%, 8–1–40	286	317
4.000%, 10–1–40	886	957
4.000%, 11–1–40	875	962
4.500%, 1–1–41	830	909
4.000%, 2–1–41	1,598	1,741
4.000%, 3–1–41	512	560
4.500%, 3–1–41	410	450
4.500%, 4–1–41	1,141	1,270
4.000%, 6–1–41	554	606
4.000%, 8–1–41	356	386
4.000%, 11–1–41	4,237	4,592
3.500%, 3–1–42	1,977	2,112
3.000%, 8–1–42	1,311	1,374
3.500%, 8–1–42	3,492	3,720
3.000%, 1–1–43	1,591	1,668
3.000%, 2–1–43	1,944	2,048
3.500%, 7–1–44	2,861	3,017
3.500%, 12–1–44	5,613	5,920
3.500%, 5–25–45	7,762	8,015
3.000%, 7–1–45	9,489	9,844
3.500%, 3–1–46	2,933	3,099

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	3	3
6.000%, 1–1–18	19	19
5.500%, 2–1–18	16	17
5.500%, 3–1–18	4	4
5.000%, 5–1–18	62	64
5.000%, 6–1–18	14	14
5.000%, 7–1–18	7	7
5.000%, 10–1–18	44	45
5.500%, 9–1–19	20	21
3.000%, 9–1–22	825	866
5.000%, 7–1–23	137	152
6.000%, 8–1–23	138	154
5.500%, 2–1–24	58	65
4.500%, 4–1–25	216	231
3.500%, 11–1–25	422	450
3.500%, 6–1–26	651	691
3.000%, 7–1–27	4,755	4,986
2.500%, 11–1–27	1,256	1,296
2.500%, 7–1–28	705	729
6.000%, 8–1–29	48	55
7.500%, 5–1–31	18	21
7.000%, 9–1–31	8	9
7.000%, 11–1–31	97	114
6.500%, 12–1–31	9	11
6.500%, 2–1–32	96	112
7.000%, 2–1–32	75	91
7.000%, 3–1–32	113	139
6.500%, 4–1–32	19	23
6.500%, 5–1–32	40	46
6.500%, 7–1–32	12	15
6.500%, 8–1–32	19	23
6.000%, 9–1–32	22	25
6.500%, 9–1–32	46	53
6.000%, 10–1–32	368	431
6.500%, 10–1–32	45	55
6.000%, 11–1–32	266	312
3.500%, 12–1–32	1,960	2,087
6.000%, 3–1–33	475	556
5.500%, 4–1–33	308	353
6.000%, 4–1–33	19	22
5.500%, 5–1–33	32	37
6.000%, 6–1–33	75	86
6.500%, 8–1–33	16	19
6.000%, 10–1–33	41	46
6.000%, 12–1–33	89	104
5.500%, 1–1–34	159	181
6.000%, 1–1–34	50	58
5.000%, 3–1–34	314	351
5.500%, 3–1–34	33	38
5.500%, 4–1–34	30	34
5.000%, 5–1–34	17	19
6.000%, 8–1–34	76	88
5.500%, 9–1–34	262	300
6.000%, 9–1–34	99	114
6.500%, 9–1–34	195	225
5.500%, 11–1–34	316	357
6.000%, 11–1–34	134	154
6.500%, 11–1–34	10	11
5.000%, 12–1–34	458	511
5.500%, 1–1–35	305	347
5.500%, 2–1–35	712	817
6.500%, 3–1–35	177	214
5.000%, 4–1–35	86	96
5.500%, 4–1–35	169	192
4.500%, 5–1–35	250	273
5.500%, 6–1–35	9	10
4.500%, 7–1–35	261	286
5.000%, 7–1–35	622	694
5.500%, 7–1–35	74	83
5.500%, 8–1–35	10	11
5.500%, 10–1–35	322	369
5.500%, 11–1–35	183	207
5.500%, 12–1–35	198	225
5.000%, 2–1–36	48	53
5.500%, 2–1–36	108	115
6.500%, 2–1–36	39	45
5.500%, 9–1–36	224	253
5.500%, 11–1–36	88	98
6.000%, 11–1–36	64	73
6.000%, 1–1–37	45	52
6.000%, 5–1–37	118	136
5.500%, 6–1–37	62	71
6.000%, 8–1–37	66	75
6.000%, 9–1–37	76	88
7.000%, 10–1–37	17	18
5.500%, 3–1–38	218	251
5.000%, 4–1–38	297	337
5.500%, 5–1–38	63	71
6.000%, 10–1–38	205	236
6.000%, 12–1–38	132	152
4.500%, 6–1–39	181	200
4.000%, 7–1–39 TBA	4,000	4,288
5.000%, 12–1–39	401	455
5.500%, 12–1–39	268	305
5.000%, 3–1–40	980	1,103
6.000%, 6–1–40	123	141

4.500%, 10–1–40	791	864
4.000%, 12–1–40	1,189	1,279
3.500%, 4–1–41	2,046	2,188
4.000%, 4–1–41	1,300	1,421
4.500%, 4–1–41	2,078	2,296
5.000%, 4–1–41	247	281
4.500%, 7–1–41	1,106	1,212
4.000%, 8–1–41	881	947
4.000%, 9–1–41	1,411	1,539
4.000%, 10–1–41	1,526	1,665
3.500%, 11–1–41	3,436	3,675
3.500%, 1–1–42	4,369	4,637
3.000%, 3–1–42	1,277	1,327
3.500%, 4–1–42	6,213	6,580
3.500%, 7–1–42	1,285	1,356
3.500%, 8–1–42	2,062	2,204
3.000%, 9–1–42	2,166	2,270
3.500%, 1–1–43	1,133	1,200
3.500%, 2–1–43	1,476	1,583
3.500%, 3–1–43	2,111	2,260
3.000%, 5–1–43	7,515	7,822
4.000%, 1–1–44	1,290	1,417
4.000%, 4–1–44	3,677	3,941
3.000%, 7–1–44	13,110	13,605
3.500%, 5–1–45	2,335	2,466
3.500%, 6–1–45	2,105	2,238
3.500%, 7–1–45	1,608	1,698
3.500%, 8–1–45	2,447	2,593
3.500%, 9–1–45	1,393	1,472
3.000%, 12–1–45	1,447	1,503
3.000%, 1–1–46	3,863	4,012
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (B)(C)	123	—	*
0.000%, 3–16–42 (B)(C)	667	—	*
0.009%, 6–17–45 (B)(C)	441	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	57	63
4.000%, 8–20–31	710	765
5.000%, 7–15–33	180	203
5.000%, 7–15–34	132	149
5.500%, 12–15–34	169	194
5.000%, 1–15–35	179	203
3.250%, 11–20–35	672	712
5.000%, 12–15–35	308	349
4.000%, 6–20–36	1,079	1,164
5.500%, 7–15–38	175	198
5.500%, 10–15–38	222	258
5.500%, 2–15–39	65	74
5.000%, 12–15–39	154	175
5.000%, 1–15–40	999	1,117
4.500%, 6–15–40	526	592
5.000%, 7–15–40	242	270
4.000%, 12–20–40	590	643
4.000%, 1–15–41	798	860
4.000%, 10–15–41	491	534
3.500%, 10–20–43	2,016	2,148
4.000%, 12–20–44	813	870
3.500%, 2–20–45	3,650	3,876
3.000%, 3–15–45	3,820	3,991
3.000%, 3–20–45	2,220	2,323
3.500%, 3–20–45	2,436	2,587
3.500%, 4–20–45	5,506	5,847
3.000%, 7–1–45	365	381
3.500%, 4–20–46	1,495	1,589
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1, 7.241%, 2–15–25 (B)	66	75
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2, 7.793%, 2–15–25	18	21

		218,956

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 27.8%		$218,956
(Cost: $213,604)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.2%
U.S. Treasury Bonds:
5.375%, 2–15–31 (D)	4,940	7,328
2.500%, 2–15–46	40,905	42,632
U.S. Treasury Notes:
0.875%, 5–15–19	8,075	8,115
1.125%, 6–30–21	3,616	3,634
1.375%, 6–30–23	18,590	18,689
1.625%, 5–15–26	15,863	16,066

		96,464

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.2%		$96,464
(Cost: $92,510)

SHORT-TERM SECURITIES
Commercial Paper (E) – 4.3%
DTE Energy Co. (GTD by Detroit Edison Co.), 0.700%, 7–7–16	4,395	4,394
J.M. Smucker Co. (The), 0.620%, 7–6–16	2,861	2,861
Kroger Co. (The), 0.600%, 7–5–16	5,000	5,000
Mondelez International, Inc., 0.760%, 7–28–16	5,000	4,997
Northern Illinois Gas Co., 0.420%, 7–1–16	5,631	5,631
Novartis Finance Corp. (GTD by Novartis AG), 0.360%, 7–1–16	2,500	2,500
Washington Gas Light Co., 0.400%, 7–20–16	4,000	3,999
Wisconsin Gas LLC, 0.460%, 7–12–16	5,000	4,999

		34,381

Master Note – 0.3%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (F)	2,060	2,060

TOTAL SHORT-TERM SECURITIES – 4.6%		$36,441
(Cost: $36,442)

TOTAL INVESTMENT SECURITIES – 103.4%		$814,627
(Cost: $795,098)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.4)%		(26,938)

NET ASSETS – 100.0%		$787,689

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $137,134 or 17.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of securities with an aggregate value of $415 have been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at June 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	9-30-16	143	$(19,017)	$(504)
U.S. Treasury Long Bond	Short	9-30-16	25	(4,308)	(242)
U.S. 5-Year Treasury Note	Long	10-5-16	40	4,886	88
				$(18,439)	$(658)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,549	$1,533	$—
Asset-Backed Securities	—	92,812	719
Corporate Debt Securities	—	310,078	—
Mortgage-Backed Securities	—	40,078	1
Municipal Bonds	—	9,996	—
United States Government Agency Obligations	—	218,956	—
United States Government Obligations	—	96,464	—
Short-Term Securities	—	36,441	—
Total	$7,549	$806,358	$720
Futures Contracts	$88	$—	$—
Liabilities
Futures Contracts	$746	$—	$—

During the period ended June 30, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$795,098

Gross unrealized appreciation	24,418
Gross unrealized depreciation	(4,889)

Net unrealized appreciation	$19,529

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Auto Parts & Equipment – 1.3%
Magna International, Inc.	413	$14,466

Cable & Satellite – 2.6%
Comcast Corp., Class A	426	27,765

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	141	17,998

Housewares & Specialties – 1.2%
Newell Rubbermaid, Inc.	266	12,934

Internet Retail – 2.6%
Amazon.com, Inc. (A)	39	28,221

Movies & Entertainment – 2.4%
Twenty-First Century Fox, Inc., Class A	943	25,500

Restaurants – 1.7%
Chipotle Mexican Grill, Inc., Class A (A)	45	18,044

Total Consumer Discretionary – 13.5%		144,928
Consumer Staples

Brewers – 3.8%
Anheuser-Busch InBev S.A. ADR	131	17,214
Molson Coors Brewing Co., Class B	234	23,654

		40,868

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corp.	113	17,730

Packaged Foods & Meats – 5.3%
Kellogg Co.	88	7,177
Kraft Foods Group, Inc.	375	33,145
Mead Johnson Nutrition Co.	180	16,344

		56,666

Tobacco – 4.2%
Philip Morris International, Inc.	439	44,672

Total Consumer Staples – 14.9%		159,936
Energy

Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	121	8,116

Oil & Gas Equipment & Services – 4.2%
Halliburton Co.	1,001	45,326

Oil & Gas Exploration & Production – 6.5%
Cabot Oil & Gas Corp.	703	18,106
Cimarex Energy Co.	237	28,247
EOG Resources, Inc.	286	23,841

		70,194

Total Energy – 11.5%		123,636
Financials

Multi-Line Insurance – 1.5%
American International Group, Inc.	307	16,227

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	391	24,278

Specialized REITs – 1.3%
Crown Castle International Corp.	144	14,596

Total Financials – 5.1%		55,101
Health Care

Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (A)	149	17,342
Celgene Corp. (A)	145	14,344

		31,686

Health Care Facilities – 2.0%
HCA Holdings, Inc. (A)	281	21,601

Managed Health Care – 0.4%
Anthem, Inc.	37	4,807

Pharmaceuticals – 10.4%
Allergan plc (A)	105	24,262
Bristol-Myers Squibb Co.	348	25,612
Shire Pharmaceuticals Group plc ADR	163	30,054
Teva Pharmaceutical Industries Ltd. ADR	627	31,502

		111,430

Total Health Care – 15.8%		169,524

Industrials

Aerospace & Defense – 1.5%
Rockwell Collins, Inc.	188	15,998

Railroads – 5.6%
Canadian Pacific Railway Ltd.	126	16,241
Kansas City Southern	236	21,270
Union Pacific Corp.	257	22,442

		59,953

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	157	12,730

Total Industrials – 8.3%		88,681
Information Technology

Application Software – 2.7%
Adobe Systems, Inc. (A)	299	28,670

Data Processing & Outsourced Services – 4.0%
MasterCard, Inc., Class A	243	21,363
Visa, Inc., Class A	287	21,265

		42,628

Internet Software & Services – 4.2%
Alphabet, Inc., Class A (A)	27	18,644
Facebook, Inc., Class A (A)	233	26,581

		45,225

Semiconductor Equipment – 3.3%
Applied Materials, Inc.	1,491	35,735

Semiconductors – 2.5%
NXP Semiconductors N.V. (A)	350	27,432

Systems Software – 3.3%
Microsoft Corp.	693	35,481

Total Information Technology – 20.0%		215,171
Materials

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	119	16,874

Specialty Chemicals – 1.5%
Sherwin-Williams Co. (The)	57	16,681

Total Materials – 3.1%		33,555
Telecommunication Services

Alternative Carriers – 2.6%
Level 3 Communications, Inc. (A)	532	27,372

Wireless Telecommunication Service – 3.2%
American Tower Corp., Class A	307	34,833

Total Telecommunication Services – 5.8%		62,205

TOTAL COMMON STOCKS – 98.0%		$1,052,737
(Cost: $924,227)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.0%
Archer Daniels Midland Co.,
0.400%, 7–22–16	$5,000	4,999
Bemis Co., Inc.,
0.750%, 7–20–16	6,150	6,147
BMW U.S. Capital LLC (GTD by BMW AG),
0.390%, 7–13–16	5,000	4,999
Kellogg Co.,
0.740%, 7–14–16	7,000	6,998
NBCUniversal Enterprise, Inc.,
0.750%, 7–19–16	5,000	4,998
Wisconsin Gas LLC,
0.640%, 7–13–16	4,000	3,999

		32,140

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (C)	1,976	1,976

TOTAL SHORT-TERM SECURITIES – 3.2%		$34,116
(Cost: $34,118)

TOTAL INVESTMENT SECURITIES – 101.2%		$1,086,853
(Cost: $958,345)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(13,282)

NET ASSETS – 100.0%		$1,073,571

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,052,737	$—	$—
Short-Term Securities	—	34,116	—
Total	$1,052,737	$34,116	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$958,345

Gross unrealized appreciation	174,392
Gross unrealized depreciation	(45,884)

Net unrealized appreciation	$128,508

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada

Energy – 2.0%
Cenovus Energy, Inc.	287	$3,973

Materials – 1.4%
Canfor Corp. (A)	285	2,881

Total Canada – 3.4%		$6,854
China

Information Technology – 0.6%
Baidu.com, Inc. ADR (A)	7	1,231

Total China – 0.6%		$1,231
France

Health Care – 2.2%
Sanofi-Aventis	52	4,334

Industrials – 4.1%
Compagnie de Saint-Gobain	106	4,004
Vinci	59	4,155

		8,159

Total France – 6.3%		$12,493
Germany

Financials – 4.0%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	48	7,981

Total Germany – 4.0%		$7,981
Greece

Consumer Discretionary – 0.2%
Intralot S.A. Integrated Lottery Systems and Services (A)	378	382

Financials – 0.5%
EFG Eurobank Ergasias S.A. (A)	1,462	926

Total Greece – 0.7%		$1,308
Hong Kong

Consumer Discretionary – 1.0%
Melco PBL Entertainment (Macau) Ltd. ADR	156	1,962

Financials – 3.1%
Cheung Kong (Holdings) Ltd.	158	1,738
First Pacific Co. Ltd.	6,167	4,477

		6,215

Total Hong Kong – 4.1%		$8,177
Italy

Consumer Discretionary – 3.5%
Mediaset S.p.A.	1,980	6,923

Industrials – 0.3%
CNH Industrial N.V.	89	643

Total Italy – 3.8%		$7,566
Japan

Consumer Discretionary – 5.5%
Honda Motor Co. Ltd.	191	4,786
SANKYO Co. Ltd.	158	5,920
Sega Sammy Holdings, Inc.	18	189

		10,895

Information Technology – 1.0%
Hitachi Ltd.	474	1,986

Telecommunication Services – 1.0%
SoftBank Group Corp.	35	1,996

Total Japan – 7.5%		$14,877
Luxembourg

Energy – 3.5%
Tenaris S.A.	486	7,029

Total Luxembourg – 3.5%		$7,029
South Korea

Consumer Discretionary – 3.0%
Hyundai Motor Co.	51	5,995

Information Technology – 0.7%
Samsung Electronics Co. Ltd.	1	1,326

Materials – 4.9%
POSCO	55	9,711

Total South Korea – 8.6%		$17,032
Switzerland

Energy – 0.5%
Transocean Ltd.	92	1,098

Health Care – 1.2%
Novartis AG, Registered Shares	29	2,352

Total Switzerland – 1.7%		$3,450
United Kingdom

Industrials – 3.0%
G4S plc	1,748	4,284
Weir Group plc (The)	90	1,744

		6,028

Total United Kingdom – 3.0%		$6,028
United States

Consumer Discretionary – 2.4%
TRI Pointe Group, Inc. (A)	413	4,877

Consumer Staples – 1.2%
Wal-Mart Stores, Inc.	32	2,339

Energy – 4.4%
Apache Corp.	87	4,827
Rowan Cos., Inc.	224	3,952

		8,779

Financials – 23.8%
American International Group, Inc.	313	16,557
Bank of America Corp.	652	8,652
Berkshire Hathaway, Inc., Class B (A)	24	3,533
Citigroup, Inc. (B)	341	14,466
Goldman Sachs Group, Inc. (The)	27	4,075

		47,283

Health Care – 4.0%
HCA Holdings, Inc. (A)	40	3,057
McKesson Corp.	26	4,946

		8,003

Industrials – 5.1%
Deere & Co.	47	3,835
Union Pacific Corp.	50	4,331
Westinghouse Air Brake Technologies Corp.	28	1,958

		10,124

Information Technology – 3.7%
International Business Machines Corp.	20	3,006
Oracle Corp.	107	4,377

		7,383

Materials – 1.0%
Axalta Coating Systems Ltd. (A)	76	2,015

Total United States – 45.6%		$90,803

TOTAL COMMON STOCKS – 92.8%		$184,829
(Cost: $178,017)

PREFERRED STOCKS
United States

Energy – 2.6%
Chesapeake Energy Corp., 5.750%, Cumulative	19	5,113

Total United States – 2.6%		$5,113

TOTAL PREFERRED STOCKS – 2.6%		$5,113
(Cost: $14,905)

CORPORATE DEBT SECURITIES	Principal
Canada

Telecommunication Services – 2.6%
BlackBerry Ltd., Convertible 6.000%, 11–13–20	$4,955	5,088

Total Canada – 2.6%		$5,088

TOTAL CORPORATE DEBT SECURITIES – 2.6%		$5,088
(Cost: $4,955)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 2.0%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.350%, 7–6–16 (C)	1,000	1,000
0.360%, 7–6–16 (C)	3,050	3,050

		4,050

TOTAL SHORT-TERM SECURITIES – 2.0%		$4,050
(Cost: $4,050)

TOTAL INVESTMENT SECURITIES – 100.0%		$199,080
(Cost: $201,927)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(25)

NET ASSETS – 100.0%		$199,055

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $748 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	14,300	U.S. Dollar	16,179	7-29-16	Morgan Stanley International	$295	$—
Japanese Yen	730,100	U.S. Dollar	6,601	8-17-16	Morgan Stanley International	—	479
Japanese Yen	566,210	U.S. Dollar	5,215	8-31-16	Morgan Stanley International	—	278
British Pound	2,335	U.S. Dollar	3,374	8-24-16	State Street Global Markets	264	—
Euro	1,805	U.S. Dollar	2,042	9-2-16	State Street Global Markets	35	—
						$594	$757

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,839	$24,195	$—
Consumer Staples	2,339	—	—
Energy	13,850	7,029	—
Financials	47,283	15,122	—
Health Care	8,003	6,686	—
Industrials	10,124	14,830	—
Information Technology	8,614	3,312	—
Materials	4,896	9,711	—
Telecommunication Services	—	1,996	—
Total Common Stocks	$101,948	$82,881	$—
Preferred Stocks	5,113	—	—
Corporate Debt Securities	—	5,088	—
Short-Term Securities	—	4,050	—
Total	$107,061	$92,019	$—
Forward Foreign Currency Contracts	$—	$594	$—
Liabilities
Forward Foreign Currency Contracts	$—	$757	$—

During the period ended June 30, 2016, securities totaling $2,824 were transferred from Level 2 to Level 1 due to the increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $89,940 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$201,927

Gross unrealized appreciation	27,797
Gross unrealized depreciation	(30,644)

Net unrealized depreciation	$(2,847)

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Advertising – 1.5%
Omnicom Group, Inc.	68	$5,517

Apparel Retail – 0.6%
Limited Brands, Inc.	33	2,185

Cable & Satellite – 2.5%
Comcast Corp., Class A	142	9,283

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	49	6,238

Housewares & Specialties – 1.4%
Newell Rubbermaid, Inc.	106	5,170

Restaurants – 1.7%
McDonalds Corp.	53	6,432

Total Consumer Discretionary – 9.4%		34,825
Consumer Staples

Brewers – 1.7%
Anheuser-Busch InBev S.A. ADR	46	6,031

Drug Retail – 2.3%
CVS Caremark Corp.	89	8,545

Packaged Foods & Meats – 1.8%
Unilever plc (A)	138	6,617

Tobacco – 2.7%
Philip Morris International, Inc.	99	10,090

Total Consumer Staples – 8.5%		31,283
Energy

Integrated Oil & Gas – 1.9%
Suncor Energy, Inc.	255	7,069

Oil & Gas Equipment & Services – 1.1%
Halliburton Co.	89	4,040

Oil & Gas Exploration & Production – 3.9%
Noble Energy, Inc.	213	7,626
Occidental Petroleum Corp.	89	6,759

		14,385

Total Energy – 6.9%		25,494
Financials

Diversified Banks – 1.7%
Wells Fargo & Co.	133	6,271

Industrial REITs – 1.8%
ProLogis	139	6,819

Investment Banking & Brokerage – 0.7%
Morgan Stanley	102	2,658

Multi-Line Insurance – 2.0%
American International Group, Inc.	136	7,198

Other Diversified Financial Services – 4.8%
Citigroup, Inc.	105	4,438
JPMorgan Chase & Co.	216	13,416

		17,854

Property & Casualty Insurance – 1.9%
ACE Ltd.	53	6,902

Regional Banks – 0.3%
PNC Financial Services Group, Inc. (The)	13	1,046

Specialized REITs – 3.6%
Communications Sales & Leasing, Inc.	108	3,118
Crown Castle International Corp.	100	10,158

		13,276

Total Financials – 16.8%		62,024
Health Care

Health Care Equipment – 2.1%
Medtronic plc	90	7,794

Managed Health Care – 1.5%
Anthem, Inc.	42	5,470

Pharmaceuticals – 11.3%
Bristol-Myers Squibb Co.	108	7,933
Pfizer, Inc.	574	20,221
Teva Pharmaceutical Industries Ltd. ADR	271	13,600

		41,754

Total Health Care – 14.9%		55,018

Industrials

Aerospace & Defense – 4.0%
BAE Systems plc (A)	704	4,928
Boeing Co. (The)	23	3,039
Honeywell International, Inc.	58	6,764

		14,731

Commercial Printing – 2.3%
Corrections Corp. of America	240	8,387

Industrial Conglomerates – 2.6%
General Electric Co.	305	9,600

Industrial Machinery – 1.2%
Eaton Corp.	77	4,611

Railroads – 2.0%
Union Pacific Corp.	84	7,290

Research & Consulting Services – 1.0%
Nielsen Holdings plc	75	3,895

Total Industrials – 13.1%		48,514
Information Technology

Communications Equipment – 1.9%
Harris Corp.	86	7,147

Data Processing & Outsourced Services – 1.6%
Paychex, Inc.	101	6,015

Semiconductor Equipment – 2.3%
Applied Materials, Inc.	348	8,331

Semiconductors – 3.8%
Cypress Semiconductor Corp.	626	6,607
Texas Instruments, Inc.	116	7,280

		13,887

Systems Software – 3.8%
Microsoft Corp.	274	14,021

Total Information Technology – 13.4%		49,401
Materials

Diversified Chemicals – 2.3%
Dow Chemical Co. (The)	28	1,377
PPG Industries, Inc.	67	6,942

		8,319

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	42	5,907

Paper Products – 1.5%
International Paper Co.	131	5,547

Total Materials – 5.4%		19,773
Utilities

Electric Utilities – 1.0%
PPL Corp.	94	3,564

Total Utilities – 1.0%		3,564

TOTAL COMMON STOCKS – 89.4%		$329,896
(Cost: $258,997)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.7%
Bemis Co., Inc., 0.710%, 7–8–16	$5,000	4,999
J.M. Smucker Co. (The), 0.620%, 7–6–16	5,000	4,999
Kellogg Co., 0.740%, 7–14–16	5,000	4,999
Northern Illinois Gas Co., 0.420%, 7–1–16	4,892	4,892
Wisconsin Gas LLC, 0.460%, 7–12–16	5,000	4,999

		24,888

Master Note – 0.6%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (C)	2,290	2,290

United States Government Agency Obligations – 3.3%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.420%, 7–7–16 (C)	12,000	12,000

TOTAL SHORT-TERM SECURITIES – 10.6%		$39,178
(Cost: $39,179)

TOTAL INVESTMENT SECURITIES – 100.0%		$369,074
(Cost: $298,176)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		99

NET ASSETS – 100.0%		$369,173

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$34,825	$—	$—
Consumer Staples	24,666	6,617	—
Energy	25,494	—	—
Financials	62,024	—	—
Health Care	55,018	—	—
Industrials	43,586	4,928	—
Information Technology	49,401	—	—
Materials	19,773	—	—
Utilities	3,564	—	—
Total Common Stocks	$318,351	$11,545	$—
Short-Term Securities	—	39,178	—
Total	$318,351	$50,723	$—

During the period ended June 30, 2016, securities totaling $11,340 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$298,176

Gross unrealized appreciation	74,927
Gross unrealized depreciation	(4,029)

Net unrealized appreciation	$70,898

CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil

Consumer Discretionary – 1.3%
Kroton Educacional S.A.	1,593	$6,729

Consumer Staples – 5.0%
Hypermarcas S.A.	985	7,131
Raia Drogasil S.A.	1,014	20,038

		27,169

Energy – 1.6%
Petroleo Brasileiro S.A. (A)	2,991	8,733

Financials – 5.6%
Banco Bradesco S.A. (A)	1,070	8,387
Banco do Brasil S.A.	880	4,655
BRMalls Participacoes S.A. (A)	1,663	6,690
Itau Unibanco Holdings S.A.	1,089	10,258

		29,990

Materials – 1.3%
Vale S.A.	1,401	7,068

Utilities – 1.0%
Companhia de Saneamento Basico do Estado de Sao Paulo – SABESP	617	5,531

Total Brazil – 15.8%		$85,220
China

Consumer Discretionary – 4.2%
Brilliance China Automotive Holdings Ltd.	8,824	9,111
BYD Co. Ltd., H Shares (A)	1,098	6,630
JD.com, Inc. ADR (A)	323	6,848

		22,589

Consumer Staples – 2.5%
WH Group Ltd.	17,008	13,470

Financials – 0.5%
China Overseas Land & Investment Ltd.	863	2,752

Health Care – 1.1%
CSPC Pharmaceutical Group Ltd.	6,459	5,771

Industrials – 1.2%
AviChina Industry & Technology Co. Ltd., H Shares	9,712	6,785

Information Technology – 3.5%
Baidu.com, Inc. ADR (A)	38	6,228
Tencent Holdings Ltd.	553	12,686

		18,914

Total China – 13.0%		$70,281
Hong Kong

Information Technology – 1.3%
AAC Technologies Holdings, Inc.	795	6,797

Materials – 0.5%
Fosun International Ltd.	2,036	2,648

Total Hong Kong – 1.8%		$9,445
India

Consumer Discretionary – 3.1%
Maruti Suzuki India Ltd.	165	10,264
Page Industries Ltd.	30	6,229

		16,493

Consumer Staples – 1.1%
ITC Ltd.	1,141	6,249

Energy – 0.2%
Coal India Ltd.	217	1,007

Financials – 2.7%
Axis Bank Ltd.	876	6,962
HDFC Bank Ltd.	435	7,604

		14,566

Health Care – 1.3%
Biocon Ltd.	618	6,795

Industrials – 2.2%
Ashok Leyland Ltd.	3,298	4,823
Larsen & Toubro Ltd.	318	7,078

		11,901

Total India – 10.6%		$57,011
Indonesia

Financials – 2.6%
PT Bank Mandiri (Persero) Tbk	9,382	6,789
PT Lippo Karawaci Tbk	81,662	7,094

		13,883

Industrials – 0.8%
PT Jasa Marga (Persero) Tbk	10,602	4,254

Total Indonesia – 3.4%		$18,137
Israel

Health Care – 1.5%
Teva Pharmaceutical Industries Ltd. ADR	163	8,179

Total Israel – 1.5%		$8,179

Mexico

Industrials – 0.9%
Promotora y Operadora de Infraestructura S.A.B. de C.V.	379	4,666

Materials – 2.7%
CEMEX S.A.B. de C.V. (A)	9,982	6,175
Mexichem S.A.B. de C.V.	3,969	8,366

		14,541

Telecommunication Services – 1.2%
America Movil S.A.B. de C.V., Series L	10,530	6,474

Total Mexico – 4.8%		$25,681
Netherlands

Information Technology – 2.3%
Yandex N.V., Class A (A)	570	12,459

Total Netherlands – 2.3%		$12,459
Philippines

Materials – 1.0%
Cemex Holdings Philippines, Inc.	22,878	5,280

Total Philippines – 1.0%		$5,280
Russia

Consumer Staples – 0.8%
Magnit PJSC GDR	135	4,511

Energy – 2.2%
PJSC LUKOIL ADR	278	11,620

Financials – 4.0%
Sberbank of Russia ADR	2,428	21,295

Total Russia – 7.0%		$37,426
South Africa

Consumer Discretionary – 3.0%
Naspers Ltd., Class N	108	16,471

Energy – 1.4%
Sasol Ltd.	272	7,346

Total South Africa – 4.4%		$23,817
South Korea

Consumer Staples – 1.1%
Cosmax, Inc.	38	5,674

Health Care – 1.8%
Celltrion, Inc.	96	8,063
Vieworks Co. Ltd.	41	1,785

		9,848

Information Technology – 8.3%
Naver Corp.	16	10,123
Samsung Electronics Co. Ltd.	21	26,140
SK hynix, Inc.	289	8,218

		44,481

Materials – 0.5%
POSCO	15	2,577

Utilities – 2.4%
Korea Electric Power Corp.	250	13,105

Total South Korea – 14.1%		$75,685
Taiwan

Consumer Discretionary – 1.1%
Eclat Textile Co. Ltd.	604	5,858

Information Technology – 7.9%
Advanced Semiconductor Engineering, Inc.	4,909	5,585
Catcher Technology Co. Ltd.	737	5,495
Hon Hai Precision Industry Co. Ltd.	2,095	5,397
Largan Precision Co. Ltd.	127	11,746
Taiwan Semiconductor Manufacturing Co. Ltd.	2,860	14,414

		42,637

Total Taiwan – 9.0%		$48,495
Thailand

Consumer Discretionary – 1.8%
Minor International Public Co. Ltd.	8,551	9,828

Total Thailand – 1.8%		$9,828
Turkey

Financials – 3.8%
Akbank T.A.S.	3,584	10,273
Turkiye Garanti Bankasi Anonim Sirketi	3,905	10,316

		20,589

Total Turkey – 3.8%		$20,589
United States

Energy – 1.8%
Halliburton Co.	216	9,802

Total United States – 1.8%		$9,802

TOTAL COMMON STOCKS – 96.1%		$517,335
(Cost: $451,548)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.5%
CVS Health Corp.
0.630%, 7–1–16	$2,598	2,598

Master Note – 1.3%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (C)	7,238	7,238

TOTAL SHORT-TERM SECURITIES – 1.8%		$9,836
(Cost: $9,836)

TOTAL INVESTMENT SECURITIES – 97.9%		$527,171
(Cost: $461,384)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 2.1%		11,466

NET ASSETS – 100.0%		$538,637

Consolidated Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(D)	Cash of $2,540 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi Offshore	161,800	U.S. Dollar	24,414	8-19-16	Barclays Capital, Inc.	$181	$—
U.S. Dollar	17,908	Malaysian Ringgit	72,100	7-25-16	Deutsche Bank AG	104	—
U.S. Dollar	12,182	South African Rand	180,200	7-25-16	Deutsche Bank AG	3	—
U.S. Dollar	18,483	Mexican Peso	343,800	7-25-16	Morgan Stanley International	286	—
						$574	$—

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
YPF Sociedad Amonima ADR	UBS AG	Put	2,000	October 2016	$28.00	$2,212	$(1,750)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$13,577	$64,391	$—
Consumer Staples	31,680	25,393	—
Energy	30,155	8,353	—
Financials	51,285	51,790	—
Health Care	8,179	22,414	—
Industrials	4,666	22,940	—
Information Technology	18,687	106,601	—
Materials	21,609	10,505	—
Telecommunication Services	6,474	—	—
Utilities	5,531	13,105	—
Total Common Stocks	$191,843	$325,492	$—
Short-Term Securities	—	9,836	—
Total	$191,843	$335,328	$—
Forward Foreign Currency Contracts	$—	$574	$—
Liabilities
Written Options	$—	$1,750	$—

During the period ended June 30, 2016, securities totaling $282,509 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$461,384

Gross unrealized appreciation	84,802
Gross unrealized depreciation	(19,015)

Net unrealized appreciation	$65,787

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Integrated Oil & Gas – 6.2%
Chevron Corp.	49	$5,121
Exxon Mobil Corp.	142	13,330
Royal Dutch Shell plc, Class A (A)	201	5,513
Suncor Energy, Inc.	278	7,707

		31,671

Oil & Gas Drilling – 2.6%
Patterson-UTI Energy, Inc.	614	13,088

Oil & Gas Equipment & Services – 24.8%
Baker Hughes, Inc.	349	15,735
Core Laboratories N.V.	109	13,473
FMC Technologies, Inc. (B)	94	2,506
Forum Energy Technologies, Inc. (B)	660	11,423
Halliburton Co.	546	24,719
Schlumberger Ltd.	332	26,215
Superior Energy Services, Inc.	815	15,013
U.S. Silica Holdings, Inc.	496	17,109

		126,193

Oil & Gas Exploration & Production – 52.6%
Anadarko Petroleum Corp.	354	18,862
Cimarex Energy Co.	167	19,926
Concho Resources, Inc. (B)	151	18,004
Continental Resources, Inc. (B)	515	23,332
Diamondback Energy, Inc. (B)	156	14,201
EOG Resources, Inc.	236	19,662
Gulfport Energy Corp. (B)	221	6,915
Laredo Petroleum Holdings, Inc. (B)	781	8,182
Marathon Oil Corp.	774	11,610
Memorial Resource Development Corp. (B)	455	7,218
Newfield Exploration Co. (B)	496	21,907
Noble Energy, Inc.	352	12,641
Oasis Petroleum LLC (B)	1,335	12,468
Parsley Energy, Inc., Class A (B)	760	20,561
Pioneer Natural Resources Co.	134	20,247
RSP Permian, Inc. (B)	458	15,981
Whiting Petroleum Corp. (B)	1,157	10,716
WPX Energy, Inc. (B)	542	5,050

		267,483

Oil & Gas Refining & Marketing – 2.9%
Marathon Petroleum Corp.	58	2,205
Marathon Petroleum Corp. L.P.	186	6,257
Phillips 66	52	4,137
Tesoro Corp.	27	2,032

		14,631

Oil & Gas Storage & Transportation – 7.0%
Enbridge, Inc.	128	5,403
Enterprise Products Partners L.P.	307	8,975
Phillips 66 Partners L.P.	128	7,174
Shell Midstream Partners L.P.	73	2,475
Tallgrass Energy GP L.P., Class A	430	9,706
Valero Energy Partners L.P.	42	1,970

		35,703

Total Energy – 96.1%		488,769
Information Technology

Data Processing & Outsourced Services – 1.4%
Wright Express Corp. (B)	83	7,391

Total Information Technology – 1.4%		7,391
Materials

Specialty Chemicals – 1.3%
Flotek Industries, Inc. (B)	510	6,731

Total Materials – 1.3%		6,731

TOTAL COMMON STOCKS – 98.8%		$502,891
(Cost: $468,604)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.5%

Kroger Co. (The),
0.570%, 7–1–16	$2,564	2,564

Master Note – 0.5%

Toyota Motor Credit Corp.,
0.590%, 7–6–16 (D)	2,493	2,493

TOTAL SHORT-TERM SECURITIES – 1.0%		$5,057
(Cost: $5,057)

TOTAL INVESTMENT SECURITIES – 99.8%		$507,948
(Cost: $473,661)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		889

NET ASSETS – 100.0%		$508,837

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$483,256	$5,513	$—
Information Technology	7,391	—	—
Materials	6,731	—	—
Total Common Stocks	$497,378	$5,513	$—
Short-Term Securities	—	5,057	—
Total	$497,378	$10,570	$—

During the period ended June 30, 2016, securities totaling $4,789 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$473,661

Gross unrealized appreciation	59,288
Gross unrealized depreciation	(25,001)

Net unrealized appreciation	$34,287

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Denmark

Health Care – 1.6%
Novo Nordisk A/S, Class B	61		$3,306

Total Denmark – 1.6%			$3,306
France

Consumer Discretionary – 5.8%
Compagnie Generale des Etablissements Michelin, Class B	31		2,939
LVMH Moet Hennessy – Louis Vuitton	7		1,044
Renault S.A.	66		5,014
Valeo S.A.	64		2,861

			11,858

Consumer Staples – 1.4%
Pernod Ricard	25		2,787

Energy – 1.8%
Total S.A.	78		3,762

Financials – 5.4%
Axa S.A.	243		4,812
BNP Paribas S.A.	83		3,656
Societe Generale S.A.	83		2,600

			11,068

Industrials – 7.0%
Compagnie de Saint-Gobain	72		2,717
Dassault Aviation S.A.	1		605
Safran	32		2,188
Schneider Electric S.A.	34		1,995
Thales	55		4,606
Vinci	32		2,292

			14,403

Information Technology – 1.4%
Cap Gemini S.A.	34		2,897
Ingenico Group	—	*	—	*

			2,897

Telecommunication Services – 1.6%
Orange S.A.	206		3,344

Utilities – 2.1%
ENGIE	139		2,231
Suez Environment Co.	127		1,987

			4,218

Total France – 26.5%			$54,337
Germany

Health Care – 3.0%
Fresenius SE & Co. KGaA	32		2,336
Merck KGaA	37		3,774

			6,110

Industrials – 1.1%
KION Holding 1 GmbH	45		2,195

Information Technology – 2.2%
Infineon Technologies AG	315		4,556

Telecommunication Services – 1.1%
Deutsche Telekom AG, Registered Shares	130		2,220

Total Germany – 7.4%			$15,081
Ireland

Consumer Staples – 1.1%
Glanbia plc	58		1,085
Kerry Group plc, Class A	14		1,245

			2,330

Industrials – 1.2%
Ryanair Holdings plc	190		2,393

Materials – 2.6%
CRH plc	181		5,281

Total Ireland – 4.9%			$10,004
Italy

Industrials – 1.0%
Atlantia S.p.A.	78		1,953

Total Italy – 1.0%			$1,953
Malaysia

Consumer Staples – 0.2%
PureCircle Ltd. (A)	110		430

Total Malaysia – 0.2%			$430
Netherlands

Consumer Discretionary – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	123		3,046

Consumer Staples – 2.4%
Heineken N.V.	27		2,437
Unilever N.V., Certicaaten Van Aandelen	55		2,535

			4,972

Financials – 1.4%
ING Groep N.V., Certicaaten Van Aandelen	273		2,824

Information Technology – 1.4%
NXP Semiconductors N.V. (A)	37	2,905

Materials – 2.3%
Akzo Nobel N.V.	32	1,989
Royal DSM Heerlen	47	2,698

		4,687

Total Netherlands – 9.0%		$18,434
Norway

Consumer Staples – 2.2%
Marine Harvest ASA	275	4,631

Energy – 1.1%
DNO International ASA (A)	1,972	2,214

Total Norway – 3.3%		$6,845
Russia

Energy – 1.7%
PJSC LUKOIL ADR	83	3,470

Total Russia – 1.7%		$3,470
Spain

Financials – 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	678	3,885

Health Care – 1.2%
Grifols S.A. ADR	145	2,422

Utilities – 1.4%
Iberdrola S.A.	426	2,906

Total Spain – 4.5%		$9,213
Sweden

Financials – 1.2%
Skandinaviska Enskilda Banken AB, Series A	289	2,523

Total Sweden – 1.2%		$2,523
Switzerland

Consumer Staples – 1.4%
Nestle S.A., Registered Shares	37	2,856

Health Care – 3.6%
Lonza Group Ltd., Registered Shares	13	2,177
Roche Holdings AG, Genusscheine	20	5,190

		7,367

Total Switzerland – 5.0%		$10,223
United Kingdom

Consumer Discretionary – 2.5%
GKN plc	531	1,919
UBM plc	362	3,108

		5,027

Consumer Staples – 6.7%
Diageo plc	103	2,882
Imperial Tobacco Group plc	82	4,474
Reckitt Benckiser Group plc	22	2,188
SABMiller plc	71	4,159

		13,703

Energy – 5.1%
Genel Energy plc (A)	1,443	2,714
Royal Dutch Shell plc, Class A	186	5,097
Tullow Oil plc	748	2,638

		10,449

Financials – 3.3%
Barclays plc	1,242	2,310
Prudential plc	264	4,484

		6,794

Health Care – 5.0%
AstraZeneca plc	36	2,168
Shire plc	129	7,972

		10,140

Industrials – 2.8%
Ashtead Group plc	182	2,596
BAE Systems plc	454	3,177

		5,773

Information Technology – 1.1%
JUST EAT plc(A)	412	2,353

Telecommunication Services – 1.1%
Vodafone Group plc	732	2,232

Utilities – 1.7%
National Grid plc	236	3,471

Total United Kingdom – 29.3%		$59,942
United States

Health Care – 2.0%
Allergan plc (A)	18	4,095

Total United States – 2.0%		$4,095

TOTAL COMMON STOCKS – 97.6%		$199,856
(Cost: $203,080)

SHORT-TERM SECURITIES	Principal

Master Note – 1.4%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (B)	$2,777	2,777

TOTAL SHORT-TERM SECURITIES – 1.4%		$2,777
(Cost: $2,777)

TOTAL INVESTMENT SECURITIES – 99.0%		$202,633
(Cost: $205,857)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		2,123

NET ASSETS – 100.0%		$204,756

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	10,980	U.S. Dollar	16,163	7-25-16	Citibank N.A.	$1,544	$—
Euro	24,945	U.S. Dollar	27,912	7-25-16	State Street Global Markets	208	—
						$1,752	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$19,931	$—
Consumer Staples	2,965	28,744	—
Energy	3,470	16,425	—
Financials	—	27,094	—
Health Care	6,517	26,923	—
Industrials	—	26,717	—
Information Technology	2,905	9,806	—
Materials	—	9,968	—
Telecommunication Services	—	7,796	—
Utilities	—	10,595	—
Total Common Stocks	$15,857	$183,999	$—
Short-Term Securities	—	2,777	—
Total	$15,857	$186,776	$—
Forward Foreign Currency Contracts	$—	$1,752	$—

During the period ended June 30, 2016, securities totaling $164,261 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$205,857

Gross unrealized appreciation	14,478
Gross unrealized depreciation	(17,702)

Net unrealized depreciation	$(3,224)

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil

Utilities – 1.1%
Alupar Investimento S.A.		212	$917
Transmissora Alianca de Energia Eletrica S.A.		181	1,090

			2,007

Total Brazil – 1.1%			$2,007
Chile

Utilities – 0.3%
Aguas Andinas S.A.		1,051	603

Total Chile – 0.3%			$603
Panama

Financials – 0.9%
Banco Latinoamericano de Comercio Exterior S.A.		61	1,613

Total Panama – 0.9%			$1,613
United Kingdom

Energy – 1.6%
Royal Dutch Shell plc, Class A		87	2,381
Seadrill Partners LLC		69	368

			2,749

Total United Kingdom – 1.6%			$2,749
United States

Health Care – 0.8%
Bristol-Myers Squibb Co.		19	1,367

Information Technology – 0.9%
Intel Corp.		46	1,512

Utilities – 1.2%
PPL Corp.		57	2,169

Total United States – 2.9%			$5,048

TOTAL COMMON STOCKS – 6.8%			$12,020
(Cost: $13,082)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.8%
Pan American Energy LLC:
7.875%, 5–7–21		$500	511
7.875%, 5–7–21 (A)		1,000	1,023
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)		1,300	1,401
8.500%, 3–23–21 (A)		250	268

			3,203

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (A)		877	956
10.750%, 12–1–20		63	69

			1,025

Utilities – 0.1%
Transportadora de Gas del Sur S.A. 7.875%, 5–14–17		188	189

Total Argentina – 2.5%			$4,417
Brazil

Consumer Staples – 1.2%
BFF International Ltd. 7.250%, 1–28–20 (A)		2,000	2,180

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (A)(B)		252	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A. 8.500%, 2–20–15 (A)(B)		1,500	30

Industrials – 1.9%
Embraer Overseas Ltd. 6.375%, 1–24–17		2,675	2,725
Odebrecht Drilling Norbe VII/IX Ltd. 6.350%, 6–30–21 (A)		2,119	593

			3,318

Materials – 1.5%
Suzano Trading Ltd. 5.875%, 1–23–21 (A)		2,500	2,603

Telecommunication Services – 0.1%
OI S.A. 9.750%, 9–15–16 (B)(C)	BRL	4,800	228

Total Brazil – 4.7%			$8,359

British Virgin Islands

Energy – 0.5%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)		$921	741
5.250%, 7–30–18		101	81

			822

Total British Virgin Islands – 0.5%			$822
Canada

Financials – 0.6%
Bank of Montreal 1.800%, 7–31–18		1,100	1,114

Total Canada – 0.6%			$1,114
Cayman Islands

Financials – 0.5%
Banco Bradesco S.A. 4.500%, 1–12–17 (A)		900	910

Industrials – 0.0%
Odebrecht Offshore Drilling Finance 6.750%, 10–1–22 (A)		434	80

Telecommunication Services – 0.7%
Sable International Finance Ltd. 6.875%, 8–1–22 (A)		1,200	1,205

Total Cayman Islands – 1.2%			$2,195
Chile

Industrials – 1.6%
Guanay Finance Ltd. 6.000%, 12–15–20 (A)		1,371	1,361
LATAM Airlines Group S.A. 7.250%, 6–9–20 (A)		1,500	1,453

			2,814

Materials – 2.3%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)		2,925	3,029
4.375%, 5–15–23 (A)		1,000	1,026

			4,055

Total Chile – 3.9%			$6,869
Columbia

Energy – 1.1%
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)	COP	6,300,000	2,026

Financials – 0.9%
Banco de Bogota S.A. 5.000%, 1–15–17 (A)		$1,600	1,618

Utilities – 1.3%
Emgesa S.A. E.S.P. 8.750%, 1–25–21 (C)	COP	6,930,000	2,254

Total Columbia – 3.3%			$5,898
France

Financials – 0.8%
Societe Generale S.A. 5.922%, 4–29–49 (A)		$1,350	1,361

Total France – 0.8%			$1,361
Hong Kong

Telecommunication Services – 0.6%
Hutchison Whampoa Ltd. 1.625%, 10–31–17(A)		1,000	1,005

Total Hong Kong – 0.6%			$1,005
India

Financials – 0.7%
ICICI Bank Ltd. 4.750%, 11–25–16 (A)		1,250	1,264

Industrials – 0.7%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (A)		1,300	1,293

Utilities – 0.2%
Tata Electric Co. 8.500%, 8–19–17		250	263

Total India – 1.6%			$2,820
Indonesia

Utilities – 1.4%
Majapahit Holding B.V. 7.750%, 10–17–16		2,500	2,537

Total Indonesia – 1.4%			$2,537

Ireland

Energy – 0.5%
Novatek Finance Ltd. 7.750%, 2–21–17 (A)(C)	RUB	55,000	846

Financials – 0.8%
MTS International Funding Ltd. 5.000%, 5–30–23 (A)		$750	770
VEB Finance Ltd. 5.375%, 2–13–17 (A)		600	610

			1,380

Industrials – 0.1%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (C)	RUB	19,000	287

Telecommunication Services – 0.4%
Mobile TeleSystems OJSC 5.000%, 5–30–23		$700	718

Total Ireland – 1.8%			$3,231
Jamaica

Telecommunication Services – 0.4%
Digicel Group Ltd. 6.000%, 4–15–21 (A)		800	690

Total Jamaica – 0.4%			$690
Luxembourg

Consumer Discretionary – 0.9%
Altice S.A. 7.625%, 2–15–25 (A)		1,700	1,660

Financials – 3.1%
OJSC Russian Agricultural Bank 5.100%, 7–25–18 (A)		2,950	3,041
VTB Capital S.A. 6.000%, 4–12–17 (A)		2,335	2,398

			5,439

Industrials – 0.3%
Silver II Borrower SCA and Silver II U.S. Holdings 7.750%, 12–15–20 (A)		500	441

Information Technology – 2.3%
BC Luxco 1 S.A.:
7.375%, 1–29–20 (A)		3,700	3,589
7.375%, 1–29–20		550	533

			4,122

Total Luxembourg – 6.6%			$11,662
Mexico

Consumer Discretionary – 0.9%
Tenedora Nemak S.A. de C.V. 5.500%, 2–28–23 (A)		1,500	1,556

Consumer Staples – 0.6%
Sigma Alimentos S.A. de C.V. 5.625%, 4–14–18 (A)		1,000	1,068

Financials – 0.4%
PLA Administradora Industrial 5.250%, 11–10–22 (A)		750	760

Materials – 3.6%
C5 Capital (SPV) Ltd. 4.908%, 12–29–49 (A)(D)		1,600	1,272
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)		3,600	3,816
7.250%, 1–15–21 (A)		1,200	1,266

			6,354

Total Mexico – 5.5%			$9,738
Netherlands

Consumer Discretionary – 0.9%
VTR Finance B.V. 6.875%, 1–15–24 (A)		1,680	1,675

Consumer Staples – 0.6%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)		500	502
8.000%, 6–8–23 (A)		550	561

			1,063

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20		1,375	1,289
8.375%, 5–23–21		300	310

			1,599

Materials – 0.8%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.) 5.750%, 7–17–24 (A)		1,850	1,364

Telecommunication Services – 0.2%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (A)(C)	RUB	25,000	382

Utilities – 1.8%
Listrindo Capital B.V. 6.950%, 2–21–19 (A)	$2,550	2,636
Majapahit Holding B.V. 7.750%, 1–20–20 (A)	500	572

		3,208

Total Netherlands – 5.2%		$9,291
Panama

Financials – 1.5%
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 4–4–17 (A)	2,700	2,754

Total Panama – 1.5%		$2,754
Peru

Financials – 0.8%
InRetail Shopping Malls 5.250%, 10–10–21 (A)	1,300	1,340

Total Peru – 0.8%		$1,340
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.832%, 9–30–16	107	109

Total Qatar – 0.1%		$109
Russia

Materials – 0.9%
Steel Capital S.A. 6.250%, 7–26–16 (A)	500	501
Uralkali Finance Ltd. 3.723%, 4–30–18 (A)	1,100	1,100

		1,601

Total Russia – 0.9%		$1,601
Singapore

Consumer Staples – 2.2%
Olam International Ltd.:
5.750%, 9–20–17	1,150	1,186
7.500%, 8–12–20	2,500	2,787

		3,973

Telecommunication Services – 0.9%
TBG Global Pte. Ltd. 4.625%, 4–3–18 (A)	1,500	1,522

Total Singapore – 3.1%		$5,495
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49	1,600	1,593

Total Spain – 0.9%		$1,593
United Arab Emirates

Financials – 1.1%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	500	532
3.500%, 3–18–20 (A)	1,400	1,435

		1,967

Total United Arab Emirates – 1.1%		$1,967
United Kingdom

Financials – 6.0%
Barclays plc 8.250%, 12–29–49	1,500	1,466
HSBC Holdings plc 5.625%, 12–29–49	1,200	1,156
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	2,000	1,900
State Bank of India:
4.125%, 8–1–17 (A)	1,200	1,231
3.250%, 4–18–18 (A)	3,750	3,825
3.622%, 4–17–19 (A)	1,000	1,039

		10,617

Materials – 0.7%
Vedanta Resources plc 6.000%, 1–31–19 (A)	1,550	1,324

Total United Kingdom – 6.7%		$11,941
United States

Consumer Discretionary – 0.8%
BakerCorp International, Inc. 8.250%, 6–1–19	725	613
Globo Comunicacoe e Participacoes S.A. 5.307%, 5–11–22 (A)	850	858

		1,471

Consumer Staples – 0.7%
SABMiller Holdings, Inc. 2.200%, 8–1–18 (A)	854	868
Simmons Foods, Inc. 7.875%, 10–1–21 (A)	475	432

		1,300

Energy – 0.7%
Brand Energy & Infrastructure Services 8.500%, 12–1–21 (A)	1,300	1,248

Financials – 2.6%
Aircastle Ltd. 4.625%, 12–15–18	1,900	1,957
Citigroup, Inc.
8.400%, 4–29–49	1,250	1,365
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (A)	450	461
Wells Fargo & Co. 7.980%, 3–29–49	750	785

		4,568

Health Care – 0.4%
Fresenius U.S. Finance II, Inc. 4.500%, 1–15–23 (A)	675	690

Industrials – 0.9%
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7–15–22	1,607	1,616

Information Technology – 1.4%
Alliance Data Systems Corp. 5.250%, 12–1–17 (A)	1,600	1,620
Micron Technology, Inc. 5.875%, 2–15–22	850	799

		2,419

Materials – 0.6%
Hillman Group, Inc. (The) 6.375%, 7–15–22 (A)	1,218	1,084

Telecommunication Services – 3.0%
American Tower Corp. 3.400%, 2–15–19	1,400	1,458
T-Mobile USA, Inc. 6.000%, 3–1–23	2,977	3,081
Verizon Communications, Inc. 2.625%, 2–21–20	697	721

		5,260

Total United States – 11.1%		$19,656

TOTAL CORPORATE DEBT SECURITIES – 66.8%		$118,465
(Cost: $129,525)

OTHER GOVERNMENT SECURITIES (E)

Argentina – 1.0%
Province of Buenos Aires 9.950%, 6–9–21	1,596	1,784

Russia – 0.7%
Russian Federation 3.500%, 1–16–19 (A)	1,200	1,239

Supranational – 0.5%
Central American Bank for Economic Integration 3.875%, 2–9–17 (A)	800	808

TOTAL OTHER GOVERNMENT SECURITIES – 2.2%		$3,831
(Cost: $3,501)

LOANS (D)
United States

Energy – 0.1%
Empresas ICA S.A. 9.300%, 6–20–17 (B)	942	188

Industrials – 1.5%
TransDigm, Inc. 3.750%, 2–28–20	2,620	2,594

Information Technology – 0.4%
Magic Newco LLC 5.000%, 12–12–18	740	739

Materials – 0.4%
BakerCorp International, Inc. 4.250%, 2–7–20	884	805

Total United States – 2.4%		$4,326

TOTAL LOANS – 2.4%		$4,326
(Cost: $5,170)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 7–15–23 (F)	74	—	*
4.000%, 2–15–24 (F)	100	4
4.000%, 4–15–24 (F)	149	13
5.500%, 1–15–38 (F)	341	63
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3–1–22	43	45
Government National Mortgage Association Agency REMIC/CMO 4.500%, 11–20–36 (F)	42	—	*

		125

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$125
(Cost: $1,327)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 16.5%
U.S. Treasury Bonds 2.250%, 11–15–25	1,800	1,921
U.S. Treasury Notes:
0.875%, 2–28–17	11,000	11,029
3.500%, 5–15–20	1,980	2,177
2.625%, 11–15–20	4,500	4,822
2.125%, 8–15–21	3,500	3,689
1.750%, 5–15–22	5,475	5,659

		29,297

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.5%		$29,297
(Cost: $28,291)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.4%
Kroger Co. (The) 0.570%, 7–1–16	3,098	3,098
Rockwell Automation, Inc. 0.650%, 7–21–16	3,000	2,999

		6,097

Master Note – 0.9%
Toyota Motor Credit Corp. 0.590%, 7–6–16 (H)	1,628	1,628

TOTAL SHORT-TERM SECURITIES – 4.3%		$7,725
(Cost: $7,725)

TOTAL INVESTMENT SECURITIES – 99.1%		$175,789
(Cost: $188,621)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		1,600

NET ASSETS – 100.0%		$177,389

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $82,786 or 46.7% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB – Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at June 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,500	U.S. Dollar	2,210	7-25-16	Barclays Capital, Inc.	$212	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$368	$2,381	$—
Financials	1,613	—	—
Health Care	1,367	—	—
Information Technology	1,512	—	—
Utilities	4,779	—	—
Total Common Stocks	$9,639	$2,381	$—
Corporate Debt Securities	—	118,465	—
Other Government Securities	—	3,831	—
Loans	—	4,138	188
United States Government Agency Obligations	—	125	—
United States Government Obligations	—	29,297	—
Short-Term Securities	—	7,725	—
Total	$9,639	$165,962	$188
Forward Foreign Currency Contracts	$—	$212	$—

During the period ended June 30, 2016, securities totaling $793 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $2,097 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$188,621

Gross unrealized appreciation	5,982
Gross unrealized depreciation	(18,814)

Net unrealized depreciation	$(12,832)

SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Industrials – 0.7%
Spotless Group Holdings Ltd.	2,764	$2,339

Materials – 1.3%
Amcor Ltd.	371	4,177

Telecommunication Services – 1.1%
Telstra Corp. Ltd. ADR	819	3,424

Total Australia – 3.1%		$9,940
Canada

Financials – 1.4%
Bank of Montreal	70	4,445

Total Canada – 1.4%		$4,445
France

Energy – 3.2%
Total S.A.	214	10,268

Financials – 2.2%
Axa S.A.	128	2,537
BNP Paribas S.A.	30	1,319
Unibail-Rodamco	12	3,128

		6,984

Health Care – 1.4%
Sanofi-Aventis	52	4,354

Industrials – 2.9%
Safran	43	2,913
Schneider Electric S.A.	49	2,852
Vinci	52	3,689

		9,454

Telecommunication Services – 1.9%
Orange S.A.	377	6,137

Utilities – 2.2%
ENGIE	451	7,244

Total France – 13.8%		$44,441
Ireland

Materials – 0.9%
CRH plc	105	3,063

Total Ireland – 0.9%		$3,063
Israel

Health Care – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	131	6,583

Telecommunication Services – 1.3%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	2,080	4,120

Total Israel – 3.3%		$10,703
Italy

Energy – 2.1%
Eni S.p.A.	414	6,667

Industrials – 1.4%
Atlantia S.p.A.	187	4,664

Total Italy – 3.5%		$11,331
Japan

Consumer Discretionary – 1.2%
Bridgestone Corp.	124	3,971

Total Japan – 1.2%		$3,971
Netherlands

Consumer Discretionary – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	112	2,781

Consumer Staples – 1.9%
Unilever N.V., Certicaaten Van Aandelen	132	6,154

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	369	3,818

Materials – 1.0%
Royal DSM Heerlen	57	3,311

Total Netherlands – 5.0%		$16,064
New Zealand

Telecommunication Services – 1.0%
Spark New Zealand Ltd.	1,271	3,230

Total New Zealand – 1.0%		$3,230
Norway

Consumer Staples – 2.7%
Marine Harvest ASA	514	8,672

Total Norway – 2.7%		$8,672
Russia

Energy – 1.5%
PJSC LUKOIL ADR	117	4,914

Total Russia – 1.5%		$4,914

Singapore

Consumer Discretionary – 0.2%
Asian Pay Television Trust	1,860	734

Total Singapore – 0.2%		$734
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	497	2,846

Utilities – 2.6%
Enagas S.A.	105	3,198
Iberdrola S.A.	789	5,384

		8,582

Total Spain – 3.5%		$11,428
Sweden

Telecommunication Services – 1.1%
TeliaSonera AB	740	3,504

Total Sweden – 1.1%		$3,504
Switzerland

Health Care – 1.2%
Roche Holdings AG, Genusscheine	15	3,987

Total Switzerland – 1.2%		$3,987
United Kingdom

Consumer Discretionary – 1.7%
Taylor Wimpey plc	586	1,040
UBM plc	522	4,480

		5,520

Consumer Staples – 6.0%
British American Tobacco plc	51	3,313
Diageo plc	129	3,595
Imperial Tobacco Group plc	103	5,600
SABMiller plc	116	6,777

		19,285

Energy – 3.1%
Royal Dutch Shell plc, Class A	359	9,874

Financials – 1.8%
HSBC Holdings plc	540	3,344
Prudential plc	146	2,482

		5,826

Health Care – 1.0%
AstraZeneca plc	57	3,378

Industrials – 1.7%
BAE Systems plc	768	5,374

Telecommunication Services – 1.8%
Vodafone Group plc	1,922	5,858

Utilities – 1.9%
National Grid plc	420	6,179

Total United Kingdom – 19.0%		$61,294
United States

Consumer Discretionary – 2.1%
McDonalds Corp.	29	3,458
Omnicom Group, Inc.	39	3,153

		6,611

Consumer Staples – 5.0%
Altria Group, Inc.	91	6,268
Philip Morris International, Inc.	58	5,912
Procter & Gamble Co. (The)	48	4,088

		16,268

Energy – 4.7%
Chevron Corp.	70	7,349
Occidental Petroleum Corp.	105	7,933

		15,282

Health Care – 11.6%
Bristol-Myers Squibb Co.	44	3,264
Eli Lilly and Co.	59	4,656
Johnson & Johnson	98	11,830
Merck & Co., Inc.	109	6,296
Pfizer, Inc.	328	11,536

		37,582

Industrials – 1.9%
Lockheed Martin Corp.	25	6,207

Information Technology – 4.0%
Cisco Systems, Inc.	165	4,735
Microsoft Corp.	157	8,045

		12,780

Materials – 1.2%
International Paper Co.	88	3,736

Telecommunication Services – 3.5%
AT&T, Inc.	258	11,149

Utilities – 1.4%
PPL Corp.	123	4,635

Total United States – 35.4%		$114,250

TOTAL COMMON STOCKS – 97.8%		$315,971
(Cost: $300,826)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. 0.590%, 7–6–16 (A)	$2,441	2,441

TOTAL SHORT-TERM SECURITIES – 0.8%		$2,441
(Cost: $2,441)

TOTAL INVESTMENT SECURITIES – 98.6%		$318,412
(Cost: $303,267)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		4,376

NET ASSETS – 100.0%		$322,788

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	16,091	U.S. Dollar	23,604	7-25-16	Citibank N.A.	$2,180	$—
Euro	39,045	U.S. Dollar	43,840	7-25-16	State Street Global Markets	476	—
						$2,656	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,611	$13,006	$—
Consumer Staples	22,422	27,957	—
Energy	20,196	26,809	—
Financials	4,445	19,474	—
Health Care	44,165	11,719	—
Industrials	6,207	21,831	—
Information Technology	12,780	—	—
Materials	3,736	10,551	—
Telecommunication Services	11,149	26,273	—
Utilities	4,635	22,005	—
Total Common Stocks	$136,346	$179,625	$—
Short-Term Securities	—	2,441	—
Total	$136,346	$182,066	$—
Forward Foreign Currency Contracts	$—	$2,656	$—

During the period ended June 30, 2016, securities totaling $139,948 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$303,267

Gross unrealized appreciation	26,039
Gross unrealized depreciation	(10,894)

Net unrealized appreciation	$15,145

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Belgium

Consumer Staples – 2.5%
InBev N.V.	90	$11,936

Total Belgium – 2.5%		$11,936
Brazil

Information Technology – 1.2%
MercadoLibre, Inc.	41	5,752

Total Brazil – 1.2%		$5,752
Canada

Industrials – 1.4%
Canadian Pacific Railway Ltd.	52	6,737

Total Canada – 1.4%		$6,737
China

Consumer Discretionary – 3.3%
JD.com, Inc. ADR (A)	751	15,953

Industrials – 0.4%
CAR, Inc. (A)	1,824	1,783

Information Technology – 5.5%
Alibaba Group Holding Ltd. ADR (A)	151	12,004
Tencent Holdings Ltd.	608	13,941

		25,945

Total China – 9.2%		$43,681
France

Consumer Staples – 0.7%
Pernod Ricard	30	3,299

Industrials – 2.8%
European Aeronautic Defence and Space Co.	140	8,035
Safran	76	5,141

		13,176

Total France – 3.5%		$16,475
Germany

Consumer Discretionary – 1.7%
Continental AG	42	8,018

Health Care – 3.1%
Fresenius SE & Co. KGaA	203	14,913

Total Germany – 4.8%		$22,931
India

Consumer Staples – 1.3%
ITC Ltd.	1,168	6,395

Total India – 1.3%		$6,395
Ireland

Health Care – 1.6%
Medtronic plc	85	7,392

Total Ireland – 1.6%		$7,392
Israel

Health Care – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	220	11,049

Total Israel – 2.3%		$11,049
Netherlands

Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	197	4,904

Information Technology – 2.6%
ASML Holding N.V., NY Registry Shares	59	5,883
NXP Semiconductors N.V. (A)	84	6,599

		12,482

Total Netherlands – 3.7%		$17,386
United Kingdom

Financials – 1.6%
Prudential plc	435	7,384

Health Care – 2.3%
Shire plc	181	11,167

Total United Kingdom – 3.9%		$18,551

United States

Consumer Discretionary – 11.2%
Amazon.com, Inc. (A)	34	24,109
Carnival Corp.	182	8,045
Home Depot, Inc. (The)	70	9,001
Limited Brands, Inc.	102	6,879
TripAdvisor, Inc. (A)	81	5,206

		53,240

Consumer Staples – 3.7%
Coca-Cola Co. (The)	230	10,411
Kraft Foods Group, Inc.	83	7,300

		17,711

Energy – 3.8%
Halliburton Co.	234	10,587
Schlumberger Ltd.	91	7,207

		17,794

Health Care – 15.8%
Acadia Healthcare Co., Inc. (A)	161	8,892
Allergan plc (A)	74	17,126
Anthem, Inc.	121	15,895
Biogen, Inc. (A)	28	6,668
Bristol-Myers Squibb Co.	82	6,016
Gilead Sciences, Inc.	91	7,612
HCA Holdings, Inc. (A)	165	12,740

		74,949

Industrials – 5.9%
J.B. Hunt Transport Services, Inc.	167	13,491
Kansas City Southern	64	5,722
Rockwell Collins, Inc.	104	8,820

		28,033

Information Technology – 15.8%
Alphabet, Inc., Class C (A)	27	18,959
Cognizant Technology Solutions Corp., Class A (A)	145	8,298
Facebook, Inc., Class A (A)	103	11,781
MasterCard, Inc., Class A	157	13,857
Visa, Inc., Class A	302	22,407

		75,302

Telecommunication Services – 2.5%
Level 3 Communications, Inc. (A)	234	12,073

Total United States – 58.7%		$279,102

TOTAL COMMON STOCKS – 94.1%		$447,387
(Cost: $413,826)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 5.3%
Campbell Soup Co. 0.750%, 7–21–16	$4,600	4,598
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.) 0.490%, 7–7–16	5,000	4,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc) 0.380%, 7–12–16	5,000	4,999
Mattel, Inc. 0.730%, 7–11–16	5,000	4,999
Northern Illinois Gas Co. 0.420%, 7–1–16	2,800	2,800
Wisconsin Gas LLC 0.470%, 7–7–16	2,500	2,500

		24,895

Master Note – 0.9%
Toyota Motor Credit Corp. 0.590%, 7–6–16 (C)	4,311	4,311

TOTAL SHORT-TERM SECURITIES – 6.2%		$29,206
(Cost: $29,207)

TOTAL INVESTMENT SECURITIES – 100.3%		$476,593
(Cost: $443,033)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,198)

NET ASSETS – 100.0%		$475,395

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	32,600	U.S. Dollar	36,246	7-25-16	Citibank N.A.	$41	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$69,193	$12,922	$—
Consumer Staples	17,711	21,630	—
Energy	17,794	—	—
Financials	—	7,384	—
Health Care	93,390	26,080	—
Industrials	34,770	14,959	—
Information Technology	105,540	13,941	—
Telecommunication Services	12,073	—	—
Total Common Stocks	$350,471	$96,916	$—
Short-Term Securities	—	29,206	—
Total	$350,471	$126,122	$—
Forward Foreign Currency Contracts	$—	$41	$—

During the period ended June 30, 2016, securities totaling $99,827 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$443,033

Gross unrealized appreciation	55,747
Gross unrealized depreciation	(22,187)

Net unrealized appreciation	$33,560

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Energy – 1.4%
Caltex Australia Ltd.	425	$10,247

Financials – 1.3%
National Australia Bank Ltd.	500	9,600

Industrials – 0.5%
Spotless Group Holdings Ltd.	3,930	3,326

Materials – 0.7%
Amcor Ltd.	483	5,434

Total Australia – 3.9%		$28,607
Belgium

Consumer Staples – 1.2%
Anheuser-Busch InBev S.A. ADR	68	8,954

Total Belgium – 1.2%		$8,954
Canada

Energy – 1.1%
Inter Pipeline Ltd.	360	7,635

Total Canada – 1.1%		$7,635
Denmark

Financials – 1.0%
Danske Bank A.S.	270	7,106

Total Denmark – 1.0%		$7,106
Finland

Financials – 1.6%
Sampo plc, A Shares	290	11,860

Information Technology – 0.9%
Nokia Corp., Series A ADR	1,100	6,259

Total Finland – 2.5%		$18,119
France

Financials – 0.9%
Axa S.A.	318	6,289

Industrials – 0.8%
Compagnie de Saint-Gobain	163	6,168

Telecommunication Services – 0.9%
Orange S.A.	387	6,293

Total France – 2.6%		$18,750
Germany

Consumer Discretionary – 1.7%
ProSiebenSat. 1 Media SE	280	12,248

Industrials – 1.1%
Deutsche Post AG	300	8,452

Total Germany – 2.8%		$20,700
Israel

Health Care – 0.9%
Teva Pharmaceutical Industries Ltd. ADR	136	6,831

Total Israel – 0.9%		$6,831
Italy

Financials – 1.0%
Banca Intesa S.p.A.	3,000	5,714
Intesa Sanpaolo S.p.A.	889	1,592

		7,306

Total Italy – 1.0%		$7,306
Japan

Consumer Discretionary – 0.9%
Bridgestone Corp.	200	6,427

Total Japan – 0.9%		$6,427
New Zealand

Consumer Discretionary – 0.8%
SKYCITY Entertainment Group Ltd.	1,737	5,685

Total New Zealand – 0.8%		$5,685
Singapore

Consumer Discretionary – 0.5%
Asian Pay Television Trust	8,571	3,380

Telecommunication Services – 1.0%
Singapore Telecommunications Ltd.	2,450	7,567

Total Singapore – 1.5%		$10,947

Spain

Industrials – 2.9%
ACS Actividades de Construccion y Servicios, S.A.	266	7,291
Ferrovial S.A.	691	13,531

		20,822

Utilities – 1.4%
Atlantica Yield plc (A)	567	10,541

Total Spain – 4.3%		$31,363
Switzerland

Consumer Staples – 1.0%
Nestle S.A., Registered Shares	100	7,748

Industrials – 1.1%
Adecco S.A.	155	7,818

Total Switzerland – 2.1%		$15,566
United Kingdom

Consumer Discretionary – 1.0%
Taylor Wimpey plc	4,080	7,238

Consumer Staples – 1.3%
Imperial Tobacco Group plc	170	9,220

Financials – 2.4%
Legal & General Group plc	2,991	7,657
St. James’s Place plc	625	6,591
Standard Life plc	926	3,655

		17,903

Industrials – 1.1%
BAE Systems plc	1,100	7,701

Total United Kingdom – 5.8%		$42,062
United States

Consumer Discretionary – 2.9%
Limited Brands, Inc.	150	10,069
McDonalds Corp.	90	10,831

		20,900

Consumer Staples – 3.8%
Kraft Foods Group, Inc.	120	10,618
Philip Morris International, Inc.	88	8,927
Procter & Gamble Co. (The)	100	8,467

		28,012

Financials – 5.6%
American Capital Agency Corp.	400	7,928
Blackstone Mortgage Trust, Inc., Class A	340	9,400
Communications Sales & Leasing, Inc.	350	10,115
Fortress Transportation and Infrastructure Investors LLC	698	6,419
Starwood Property Trust, Inc.	350	7,252

		41,114

Health Care – 3.2%
Amgen, Inc.	50	7,608
Bristol-Myers Squibb Co.	106	7,832
Pfizer, Inc.	220	7,746

		23,186

Industrials – 1.2%
Lockheed Martin Corp.	35	8,686

Information Technology – 2.9%
Paychex, Inc.	174	10,370
Texas Instruments, Inc.	170	10,651

		21,021

Total United States – 19.6%		$142,919

TOTAL COMMON STOCKS – 52.0%		$378,977
(Cost: $398,056)

INVESTMENT FUNDS
United States – 1.6%
Ares Capital Corp.	836	11,867

TOTAL INVESTMENT FUNDS – 1.6%		$11,867
(Cost: $14,463)

PREFERRED STOCKS
Israel

Health Care – 0.6%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	5	4,135

Total Israel – 0.6%		$4,135
United States

Telecommunication Services – 1.3%
Frontier Communications Corp., Convertible Series A, 11.125%	104	9,824

Total United States – 1.3%		$9,824

TOTAL PREFERRED STOCKS – 1.9%		$13,959
(Cost: $14,864)

RIGHTS
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.		266	187

TOTAL RIGHTS – 0.0%			$187
(Cost: $207)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Compagnie Financiere Richemont S.A.,
Put CHF54.00, Expires 7–15–16, OTC (Ctrpty: Barclays Bank plc) (B)		2,500	122

TOTAL PURCHASED OPTIONS – 0.0%			$122
(Cost: $281)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.2%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (B)(C)	BRL	5,000	1,543

Industrials – 0.7%
Aeropuertos Argentina 2000 S.A.: 10.750%, 12–1–20 (C)		$630	687
10.750%, 12–1–20		4,095	4,463

			5,150

Total Argentina – 0.9%			$6,693
Australia

Materials – 0.9%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC
7.125%, 5–1–18 (C)		1,028	1,059
FMG Resources Pty Ltd.
6.875%, 4–1–22 (C)		5,750	5,462

			6,521

Total Australia – 0.9%			$6,521
Barbados

Consumer Discretionary – 0.1%
Columbus International, Inc.
7.375%, 3–30–21 (C)		1,000	1,056

Total Barbados – 0.1%			$1,056
Brazil

Consumer Staples – 0.3%
AmBev International Finance Co. Ltd.
9.500%, 7–24–17 (B)(D)	BRL	7,500	2,201

Total Brazil – 0.3%			$2,201
Canada

Health Care – 0.5%
Concordia Healthcare Corp.
9.500%, 10–21–22 (C)		$4,000	3,730

Information Technology – 0.9%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (C)		6,250	6,125

Total Canada – 1.4%			$9,855
Cayman Islands

Telecommunication Services – 0.4%
Sable International Finance Ltd.
6.875%, 8–1–22 (C)		3,080	3,093

Total Cayman Islands – 0.4%			$3,093
Chile

Industrials – 0.3%
LATAM Airlines Group S.A.
7.250%, 6–9–20 (C)		2,000	1,937

Total Chile – 0.3%			$1,937
Columbia

Energy – 0.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (B)	COP	3,888,000	1,250

Total Columbia – 0.2%			$1,250
France

Financials – 1.0%
Societe Generale S.A.
8.250%, 11–29–49		$7,000	6,930

Total France – 1.0%			$6,930
Guernsey

Financials – 0.9%
Credit Suisse Group (Guernsey) I Ltd.
7.875%, 2–24–41		6,843	6,852

Total Guernsey – 0.9%			$6,852

Ireland

Energy – 0.1%
Novatek Finance Ltd.
7.750%, 2–21–17 (B)(C)	RUB	25,000	385

Financials – 0.7%
Aquarius + Investments plc (GTD by Swiss Reinsurance Co. Ltd.)
6.375%, 9–1–24		$5,000	5,215

Industrials – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (B)	RUB	50,000	754

Total Ireland – 0.9%			$6,354
Italy

Financials – 1.1%
Intesa Sanpaolo S.p.A.:
6.500%, 2–24–21 (C)		$5,000	5,690
7.700%, 12–29–49 (C)		3,000	2,588

			8,278

Total Italy – 1.1%			$8,278
Luxembourg

Consumer Discretionary – 1.6%
Altice Financing S.A.
7.500%, 5–15–26 (C)		2,612	2,566
Altice S.A.
7.625%, 2–15–25 (C)		9,188	8,970

			11,536

Information Technology – 0.9%
BC Luxco 1 S.A.
7.375%, 1–29–20 (C)		7,000	6,790

Total Luxembourg – 2.5%			$18,326
Mexico

Telecommunication Services – 0.2%
America Movil S.A.B. de C.V.
6.450%, 12–5–22 (B)	MXN	22,000	1,153

Total Mexico – 0.2%			$1,153
Netherlands

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.750%, 5–23–26		$6,000	6,041

Materials – 0.5%
Constellium N.V.
8.000%, 1–15–23 (C)		4,253	3,743

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (B)(C)	RUB	50,000	765

Total Netherlands – 1.5%			$10,549
Norway

Energy – 0.4%
Det norske oljeselskap ASA
10.250%, 5–27–22 (C)		$2,600	2,834

Total Norway – 0.4%			$2,834
Singapore

Consumer Staples – 0.0%
Olam International Ltd.
6.000%, 8–10–18 (B)	SGD	250	192

Total Singapore – 0.0%			$192
Spain

Financials – 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		$8,800	8,763

Industrials – 0.6%
ACI Airport Sudamerica S.A.
6.875%, 11–29–32 (C)		5,000	4,550

Total Spain – 1.8%			$13,313
United Kingdom

Financials – 5.0%
Barclays plc
8.250%, 12–29–49		11,085	10,835
Lloyds Banking Group plc
7.500%, 4–30–49		6,000	5,865
Royal Bank of Scotland Group plc (The):
7.640%, 3–29–49		11,000	10,450
8.000%, 12–29–49		2,000	1,865
7.500%, 12–29–49		8,000	7,360

			36,375

Total United Kingdom – 5.0%			$36,375
United States

Consumer Discretionary – 1.4%
BakerCorp International, Inc.
8.250%, 6–1–19		6,000	5,070

L Brands, Inc.
6.750%, 7–1–36	5,000	4,997

		10,067

Energy – 1.1%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (C)	3,000	2,880
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (C)	5,000	4,831

		7,711

Financials – 5.0%
Bank of America Corp.:
8.000%, 7–29–49	6,000	5,963
6.250%, 9–29–49	3,000	3,047
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
6.020%, 6–15–26 (C)	1,500	1,556
8.350%, 7–15–46 (C)	3,000	3,233
JPMorgan Chase & Co.:
7.900%, 4–29–49	3,000	3,060
6.125%, 12–29–49	5,000	5,181
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (C)(E)	5,545	3,424
Wells Fargo & Co.
7.980%, 3–29–49	10,534	11,021

		36,485

Health Care – 1.1%
Express Scripts Holding Co.:
3.400%, 3–1–27	3,000	3,003
4.800%, 7–15–46	3,000	2,998
Kinetic Concepts, Inc. and KCI USA, Inc.
10.500%, 11–1–18	2,280	2,275

		8,276

Industrials – 1.3%
Prime Security Services Borrower LLC
9.250%, 5–15–23 (C)	6,111	6,478
TRAC Intermodal LLC and TRAC Intermodal Corp.
11.000%, 8–15–19	262	276
TransDigm Group, Inc.
7.500%, 7–15–21	2,270	2,398

		9,152

Information Technology – 0.3%
Micron Technology, Inc.
5.500%, 2–1–25	3,000	2,550

Telecommunication Services – 0.6%
Sprint Corp.
7.625%, 2–15–25	6,000	4,747

Total United States – 10.8%		$78,988

TOTAL CORPORATE DEBT SECURITIES – 30.6%		$222,750
(Cost: $234,134)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 1.0%
Province of Mendoza
8.375%, 5–19–24 (C)	7,000	7,245

Australia – 0.4%
New South Wales Treasury Corp.
5.500%, 3–1–17 (B)	AUD4,000	3,059

Canada – 0.7%
City of Toronto
3.500%, 12–6–21 (B)	CAD2,000	1,699
Province of Ontario
4.400%, 6–2–19 (B)	2,000	1,699
Regional Municipality of York
4.000%, 6–30–21 (B)	2,000	1,733

		5,131

Malaysia – 0.1%
Malaysia Government Bond
3.314%, 10–31–17 (B)	MYR3,000	750

TOTAL OTHER GOVERNMENT SECURITIES – 2.2%		$16,185
(Cost: $18,399)

LOANS (D)
United States

Consumer Staples – 0.5%
Focus Brands, Inc.
10.250%, 8–21–18	$1,000	997
GOBP Holdings, Inc.
9.250%, 10–21–22	2,906	2,761

		3,758

Energy – 1.7%
Callon Petroleum Co.
8.500%, 10–8–21	12,107	12,107
Empresas ICA S.A.
9.300%, 6–20–17 (I)	2,825	565

		12,672

Financials – 0.7%
WP Mustang Holdings LLC
10.000%, 5–29–22	5,000	4,964

Industrials – 0.3%
Hampton Rubber Co. & SEI Holding Corp.
9.000%, 3–27–22	3,333	2,333

Information Technology – 1.1%
Misys plc and Magic Newco LLC
12.000%, 6–12–19	7,500	7,795

Materials – 0.1%
EP Minerals LLC
8.500%, 8–20–21	781	715

Total United States – 4.4%		$32,237

TOTAL LOANS – 4.4%		$32,237
(Cost: $35,732)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 3.0%
U.S. Treasury Bonds:
8.000%, 11–15–21	6,000	8,170
7.250%, 8–15–22	5,000	6,810
7.125%, 2–15–23	5,000	6,884

		21,864

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$21,864
(Cost: $21,023)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.8%
BMW U.S. Capital LLC (GTD by BMW AG)
0.410%, 7–27–16	5,000	4,999
J.M. Smucker Co. (The)
0.620%, 7–6–16	5,000	4,999
Kroger Co. (The)
0.600%, 7–5–16	8,000	7,999
Mattel, Inc.
0.730%, 7–11–16	5,000	4,999
Northern Illinois Gas Co.
0.420%, 7–1–16	4,949	4,949

		27,945

Master Note – 0.2%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (H)	1,471	1,471

TOTAL SHORT-TERM SECURITIES – 4.0%		$29,416
(Cost: $29,417)

TOTAL INVESTMENT SECURITIES – 99.7%		$727,564
(Cost: $766,576)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,884

NET ASSETS – 100.0%		$729,448

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CHF – Swiss Franc, COP – Columbian Peso, MXN – Mexican Peso, MYR – Malaysian Ringgit, RUB – Russian Ruble and SGD – Singapore Dollar).

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $93,220 or 12.8% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(E)	Payment-in-kind bonds.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	Rate shown is the yield to maturity at June 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,900	U.S. Dollar	21,921	7-25-16	UBS AG	$2,082	$—
Euro	40,700	U.S. Dollar	46,100	7-25-16	UBS AG	899	—
						$2,981	$—

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
Compagnie Financiere Richemont S.A.	Barclays Bank plc	Put	2,500	July 2016	CHF	46.00	$47	$(17)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$20,900	$34,978	$—
Consumer Staples	36,966	16,968	—
Energy	7,635	10,247	—
Financials	41,114	60,064	—
Health Care	30,017	—	—
Industrials	8,686	54,287	—
Information Technology	27,280	—	—
Materials	—	5,434	—
Telecommunication Services	—	13,860	—
Utilities	10,541	—	—
Total Common Stocks	$183,139	$195,838	$—
Investment Funds	11,867	—	—
Preferred Stocks	13,959	—	—
Rights	187	—	—
Purchased Options	—	122	—
Corporate Debt Securities	—	222,750	—
Other Government Securities	—	16,185	—
Loans	—	26,578	5,659
United States Government Obligations	—	21,864	—
Short-Term Securities	—	29,416	—
Total	$209,152	$512,753	$5,659
Forward Foreign Currency Contracts	$—	$2,981	$—
Written Options	$—	$17	$—

During the period ended June 30, 2016, securities totaling $4,688 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $703 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $194,763 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers between levels represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$766,576

Gross unrealized appreciation	27,668
Gross unrealized depreciation	(66,680)

Net unrealized depreciation	$(39,012)

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada

Energy – 3.2%
Suncor Energy, Inc.	865	$23,990

Total Canada – 3.2%		$23,990
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	30,000	—	*

Total China – 0.0%		$—	*
France

Materials – 0.8%
L Air Liquide S.A.	56	5,845

Total France – 0.8%		$5,845
Netherlands

Energy – 1.3%
Core Laboratories N.V.	77	9,539

Total Netherlands – 1.3%		$9,539
United Kingdom

Materials – 8.3%
BHP Billiton plc	1,739	22,007
Randgold Resources Ltd. ADR	117	13,059
Rio Tinto plc	859	26,693

		61,759

Total United Kingdom – 8.3%		$61,759
United States

Energy – 64.1%
Anadarko Petroleum Corp.	314	16,720
Baker Hughes, Inc.	507	22,899
Cimarex Energy Co.	207	24,675
Concho Resources, Inc. (A)	247	29,472
Continental Resources, Inc. (A)	605	27,404
Diamondback Energy, Inc. (A)	74	6,791
Enterprise Products Partners L.P.	140	4,093
EOG Resources, Inc.	359	29,964
Exxon Mobil Corp.	167	15,617
FMC Technologies, Inc. (A)	128	3,422
Gulfport Energy Corp. (A)	265	8,271
Halliburton Co.	1,164	52,722
Marathon Oil Corp.	1,027	15,408
Marathon Petroleum Corp.	103	3,925
Marathon Petroleum Corp. L.P.	166	5,567
Newfield Exploration Co. (A)	417	18,403
Noble Energy, Inc.	486	17,420
Oasis Petroleum LLC (A)	1,211	11,306
Patterson-UTI Energy, Inc.	541	11,543
Phillips 66	85	6,724
Pioneer Natural Resources Co.	153	23,143
Schlumberger Ltd.	839	66,369
Shell Midstream Partners L.P.	165	5,563
Superior Energy Services, Inc.	784	14,440
Tallgrass Energy GP L.P., Class A	607	13,707
U.S. Silica Holdings, Inc.	225	7,742
Valero Energy Corp.	58	2,981
Valero Energy Partners L.P.	75	3,507
Whiting Petroleum Corp. (A)	856	7,923

		477,721

Financials – 1.5%
CME Group, Inc.	119	11,547

Industrials – 2.6%
Caterpillar, Inc.	253	19,201

Materials – 12.5%
Dow Chemical Co. (The)	837	41,630
LyondellBasell Industries N.V., Class A	187	13,894
PPG Industries, Inc.	142	14,831
Praxair, Inc.	44	4,917
Southern Copper Corp.	666	17,970

		93,242

Total United States – 80.7%		$601,711

TOTAL COMMON STOCKS – 94.3%		$702,844
(Cost: $683,321)

INVESTMENT FUNDS
United States – 2.7%
SPDR Gold Trust (A)	161	20,414

TOTAL INVESTMENT FUNDS – 2.7%		$20,414
(Cost: $19,112)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	3,500	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES
Commercial Paper (C) – 1.8%
J.M. Smucker Co. (The)
0.620%, 7–6–16	$4,000	3,999
Northern Illinois Gas Co.
0.420%, 7–1–16	4,191	4,191
Novartis Finance Corp. (GTD by Novartis AG)
0.380%, 7–27–16	5,000	4,999

		13,189

Master Note – 0.6%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (D)	4,677	4,677

TOTAL SHORT-TERM SECURITIES – 2.4%		$17,866
(Cost: $17,866)

TOTAL INVESTMENT SECURITIES – 99.4%		$741,124
(Cost: $731,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,160

NET ASSETS – 100.0%		$745,284

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2016, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at June 30, 2016.

(C)	Rate shown is the yield to maturity at June 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	32,003	U.S. Dollar	47,083	7-25-16	UBS AG	$4,472	$—
Canadian Dollar	29,809	U.S. Dollar	23,339	7-25-16	UBS AG	264	—
Euro	5,473	U.S. Dollar	6,200	7-25-16	UBS AG	121	—
						$4,857	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$511,250	$—	$—
Financials	11,547	—	—
Industrials	19,201	—	—
Materials	106,301	54,545	—	*
Total Common Stocks	$648,299	$54,545	$—	*
Investment Funds	20,414	—	—
Preferred Stocks	—	—	—	*
Short-Term Securities	—	17,866	—
Total	$668,713	$72,411	$—
Forward Foreign Currency Contracts	$—	$4,857	$—

During the period ended June 30, 2016, securities totaling $45,944 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$731,149

Gross unrealized appreciation	124,083
Gross unrealized depreciation	(114,108)

Net unrealized appreciation	$9,975

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$775

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(B)	6,090		—	*

Total Consumer Discretionary – 0.0%			775
Financials

Specialized Finance – 0.4%
Maritime Finance Co. Ltd. (A)(B)(C)	1,750		16,223

Total Financials – 0.4%			16,223

TOTAL COMMON STOCKS – 0.4%			$16,998
(Cost: $30,821)

PREFERRED STOCKS
Telecommunication Services

Integrated Telecommunication Services – 0.6%
Frontier Communications Corp., Convertible Series A, 11.125%	320		30,330

Total Telecommunication Services – 0.6%			30,330

TOTAL PREFERRED STOCKS – 0.6%			$30,330
(Cost: $31,987)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (D)	13		—

Apparel Retail – 0.0%
St. John Knits International, Inc. (D)	48		327

TOTAL WARRANTS – 0.0%			$327
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.8%
Acosta, Inc., 7.750%, 10–1–22 (E)	$22,646		19,872
Lamar Media Corp., 5.375%, 1–15–24	6,757		7,044
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	2,900		2,944
5.625%, 2–15–24	8,212		8,458

			38,318

Apparel Retail – 1.6%
Hot Topic, Inc., 9.250%, 6–15–21 (E)	42,321		42,850
HT Intermediate Holdings Corp., 12.000%, 5–15–19 (E)(F)	12,946		12,201
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (E)	20,368		16,600
Nine West Holdings, Inc., 8.250%, 3–15–19 (E)	17,462		2,794

			74,445

Automotive Retail – 0.6%
Group 1 Automotive, Inc., 5.000%, 6–1–22	3,436		3,384
Penske Automotive Group, Inc., 5.500%, 5–15–26	2,983		2,834
Sonic Automotive, Inc., 5.000%, 5–15–23	22,233		21,789

			28,007

Broadcasting – 1.7%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	42,658		42,150

Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		3,032	2,767
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20		10,252	9,755
Cumulus Media, Inc., 7.750%, 5–1–19		33,969	13,927
iHeartCommunications, Inc., 10.000%, 1–15–18		12,274	6,321
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC), 10.625%, 3–15–23		9,924	6,872

			81,792

Cable & Satellite – 8.3%
Altice Financing S.A.:
6.625%, 2–15–23 (E)		6,992	6,865
7.500%, 5–15–26 (E)		16,173	15,890
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	3,821	4,267
7.750%, 5–15–22 (E)		$68,474	69,159
6.250%, 2–15–25 (E)(G)	EUR	3,496	3,550
7.625%, 2–15–25 (E)		$14,356	14,015
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (E)		11,626	11,626
Cablevision Systems Corp., 5.875%, 9–15–22		20,100	18,040
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (E)		600	609
Columbus International, Inc., 7.375%, 3–30–21 (E)		5,116	5,402
DISH DBS Corp.:
6.750%, 6–1–21		17,085	17,704
5.875%, 7–15–22		10,630	10,338
5.000%, 3–15–23		5,265	4,791
5.875%, 11–15–24		3,054	2,852
7.750%, 7–1–26 (E)		8,887	9,176
Neptune Finco Corp.:
10.125%, 1–15–23 (E)		21,285	23,839
6.625%, 10–15–25 (E)		6,478	6,818
10.875%, 10–15–25 (E)		16,255	18,612
Numericable – SFR S.A., 7.375%, 5–1–26 (E)		36,029	35,624
Sirius XM Radio, Inc., 4.625%, 5–15–23 (E)		33,613	32,607
VTR Finance B.V., 6.875%, 1–15–24 (E)		47,584	47,440
Wave Holdco LLC and Wave Holdco Corp., 8.250%, 7–15–19 (E)(F)		9,480	9,528
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (E)		22,439	23,336

			392,088

Casinos & Gaming – 1.5%
Boyd Gaming Corp., 6.375%, 4–1–26 (E)		2,417	2,526
Gateway Casinos & Entertainment Ltd., 8.500%, 11–26–20 (E)(G)	CAD	22,446	16,331
MCE Finance Ltd., 5.000%, 2–15–21 (E)		$6,299	6,233
Studio City Finance Ltd., 8.500%, 12–1–20 (E)		8,000	8,080
Wynn Macau Ltd., 5.250%, 10–15–21 (E)		40,272	39,177

			72,347

Department Stores – 0.5%
Bon-Ton Stores, Inc. (The):
10.625%, 7–15–17		5,041	4,638
8.000%, 6–15–21		42,457	17,407

			22,045

Distributors – 1.3%
Pinnacle Operating Corp., 9.000%, 11–15–20 (E)		71,371	59,952

Education Services – 2.6%
Laureate Education, Inc., 10.000%, 9–1–19 (E)(H)		140,016	122,514

Hotels, Resorts & Cruise Lines – 0.3%
Carlson Travel Holdings, 7.500%, 8–15–19 (E)(F)		17,224	16,449

Movies & Entertainment – 1.4%
AMC Entertainment, Inc., 5.750%, 6–15–25	865	861
Cinemark USA, Inc.:
5.125%, 12–15–22	1,258	1,280
4.875%, 6–1–23	22,239	21,961
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (E)	7,135	7,331
WMG Acquisition Corp., 6.750%, 4–15–22 (E)	33,200	33,449

		64,882

Publishing – 0.2%
MDC Partners, Inc., 6.500%, 5–1–24 (E)	9,310	9,240

Specialized Consumer Services – 1.6%
BakerCorp International, Inc., 8.250%, 6–1–19	67,965	57,431
Nielsen Finance, 5.500%, 10–1–21 (E)	3,151	3,253
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (E)	15,039	15,340

		76,024

Specialty Stores – 1.7%
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (E)(F)	78,975	69,103
Jo-Ann Stores, Inc., 8.125%, 3–15–19 (E)	9,283	8,888
NBTY, Inc., 7.625%, 5–15–21 (E)	4,492	4,498

		82,489

Total Consumer Discretionary – 24.1%		1,140,592
Consumer Staples

Food Distributors – 1.6%
Performance Food Group, Inc., 5.500%, 6–1–24 (E)	11,774	11,980
Simmons Foods, Inc., 7.875%, 10–1–21 (E)	49,974	45,477
U.S. Foods, Inc., 5.875%, 6–15–24 (E)	17,769	18,213

		75,670

Hypermarkets & Super Centers – 0.0%
Albertsons Cos. LLC, Safeway, Inc., New Albertsons, Inc. and Albertsons LLC, 6.625%, 6–15–24 (E)	2,974	3,071

Packaged Foods & Meats – 1.7%
Bumble Bee Foods LLC:
9.000%, 12–15–17 (E)	5,763	5,835
9.625%, 3–15–18 (E)(F)	18,982	18,792
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (E)	2,300	2,426
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (E)	2,418	2,503
5.875%, 7–15–24 (E)	28,772	27,873
5.750%, 6–15–25 (E)	13,407	12,602
Post Holdings, Inc.:
7.750%, 3–15–24 (E)	4,871	5,340
8.000%, 7–15–25 (E)	4,410	4,890

		80,261

Total Consumer Staples – 3.3%		159,002
Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp., 7.875%, 8–15–21 (E)(I)	36,063	24,883

Integrated Oil & Gas – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 8.375%, 5–23–21	14,896	15,373

Oil & Gas Drilling – 0.9%
Globe Luxembourg SCA, 9.625%, 5–1–18 (E)(H)	8,625	7,175
KCA DEUTAG UK Finance plc, 7.250%, 5–15–21 (E)	20,636	15,477
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (E)(H)	44,521	20,869
Offshore Group Investment Ltd., 0.000%, 11–1–19	14,866	—	*

		43,521

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (E)	15,871	15,236

Oil & Gas Exploration & Production – 3.1%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (E)	20,556	14,184
California Resources Corp., 8.000%, 12–15–22 (E)	17,804	12,641
Clayton Williams Energy, Inc., 7.750%, 4–1–19	45,917	34,667
Crownrock L.P., 7.750%, 2–15–23 (E)	6,941	7,253
EnCana Corp., 6.500%, 8–15–34	7,113	7,131
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (E)	19,368	19,029
8.125%, 9–15–23 (E)	6,829	6,966
Gulfport Energy Corp., 6.625%, 5–1–23	2,064	2,033
Laredo Petroleum, Inc., 7.375%, 5–1–22	11,736	11,765
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC, 10.000%, 6–1–20 (I)	15,053	8,881
Parsley Energy LLC and Parsley Finance Corp., 6.250%, 6–1–24 (E)	2,678	2,725
Whiting Petroleum Corp., 6.500%, 10–1–18	20,097	19,293

		146,568

Oil & Gas Refining & Marketing – 1.5%
PBF Holding Co. LLC and PBF Finance Corp., 7.000%, 11–15–23 (E)	17,612	17,018
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (E)	26,082	27,028
6.750%, 5–1–23 (E)	27,127	27,330

		71,376

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P., 4.875%, 5–15–23	7,412	7,165

Total Energy – 6.8%		324,122
Financials

Consumer Finance – 1.0%
Creditcorp, 12.000%, 7–15–18 (E)	40,520	15,398
Quicken Loans, Inc., 5.750%, 5–1–25 (E)	23,889	23,053
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (E)	8,232	4,733
Speedy Group Holdings Corp., 12.000%, 11–15–17 (E)	14,715	5,592

		48,776

Diversified Capital Markets – 1.1%
Patriot Merger Corp., 9.000%, 7–15–21 (E)	56,736	54,679

Industrial REITs – 0.2%
Aircastle Ltd.:
5.500%, 2–15–22	4,223	4,392
5.000%, 4–1–23	6,553	6,659

		11,051

Investment Banking & Brokerage – 0.2%
GFI Group, Inc., 8.375%, 7–19–18 (H)	11,120	12,010

Other Diversified Financial Services – 2.8%
AAF Holdings LLC and AAF Finance Co., 12.000%, 7–1–19 (E)(F)	22,405	21,957
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (E)	22,692	18,040
Greektown Holdings LLC and Greektown Mothership Corp., 8.875%, 3–15–19 (E)	25,225	26,171
New Cotai LLC and New Cotai Capital Corp., 10.625%, 5–1–19 (E)(F)	104,757	64,687

		130,855

Property & Casualty Insurance – 1.2%
Hub International Ltd., 7.875%, 10–1–21 (E)	4,004	3,844
Onex USI Acquisition Corp., 7.750%, 1–15–21 (E)	51,892	51,373

		55,217

Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc., 8.125%, 7–15–19 (E)(F)	17,764	17,053

Real Estate Operating Companies – 0.1%
VEREIT Operating Partnership L.P. (GTD by VEREIT, Inc.), 4.875%, 6–1–26	2,978	3,052

Specialized Finance – 2.1%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (E)	5,960	6,126
5.875%, 6–15–21 (E)	4,154	4,257
5.450%, 6–15–23 (E)	2,979	3,089
7.125%, 6–15–24 (E)	4,154	4,340
6.020%, 6–15–26 (E)	5,960	6,184
Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (E)	16,791	16,287
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (E)	71,555	57,244

		97,527

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp., 6.750%, 6–15–21 (E)	31,010	29,382

Total Financials – 9.7%		459,602
Health Care

Health Care Facilities – 1.7%
Centene Escrow Corp.:
5.625%, 2–15–21 (E)	4,279	4,461
6.125%, 2–15–24 (E)	3,056	3,249
Greatbatch Ltd., 9.125%, 11–1–23 (E)	22,946	22,860
HCA, Inc., 5.250%, 6–15–26	4,228	4,386
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (E)	11,898	12,493
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (E)	31,340	32,202

		79,651

Health Care Supplies – 0.6%
Kinetic Concepts, Inc. and KCI USA, Inc., 10.500%, 11–1–18	9,259	9,236
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (E)	10,466	8,687
Universal Hospital Services, Inc., 7.625%, 8–15–20	13,052	11,991

		29,914

Pharmaceuticals – 2.3%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (E)	59,541	55,522
7.000%, 4–15–23 (E)	7,125	6,074
JLL/Delta Dutch Pledgeco B.V., 8.750%, 5–1–20 (E)(F)	31,336	31,336
VPII Escrow Corp., 7.500%, 7–15–21 (E)	6,802	5,998
VRX Escrow Corp., 5.375%, 3–15–20 (E)	8,875	7,583

		106,513

Total Health Care – 4.6%		216,078
Industrials

Aerospace & Defense – 2.4%
KLX, Inc., 5.875%, 12–1–22 (E)	21,081	20,659
Silver II Borrower SCA and Silver II U.S. Holdings, 7.750%, 12–15–20 (E)	46,379	40,930
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7–15–24	34,813	34,987
6.375%, 6–15–26 (E)	15,559	15,520

		112,096

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19	10,478	11,054
XPO Logistics, Inc., 6.500%, 6–15–22 (E)	6,036	5,757

		16,811

Building Products – 0.9%
Ply Gem Industries, Inc., 6.500%, 2–1–22	29,758	29,107
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (E)	2,416	2,558
6.125%, 7–15–23	5,046	4,973
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24 (E)	5,940	5,940

		42,578

Diversified Support Services – 0.2%
Algeco Scotsman Global Finance plc, 8.500%, 10–15–18 (E)	7,538	6,106
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	2,990	2,967

		9,073

Environmental & Facilities Services – 0.7%
GFL Environmental, Inc.:
7.875%, 4–1–20 (E)	25,429	25,556
9.875%, 2–1–21 (E)	5,386	5,736

		31,292

Railroads – 1.0%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (E)	33,639	33,471
9.750%, 5–1–20 (E)	15,221	12,938

		46,409

Security & Alarm Services – 0.8%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (E)	37,650	39,909

Trading Companies & Distributors – 0.2%
HD Supply, Inc., 5.750%, 4–15–24 (E)	10,544	10,966

Total Industrials – 6.5%		309,134
Information Technology

Application Software – 2.2%
Ensemble S Merger Sub, Inc., 9.000%, 9–30–23 (E)	12,030	11,880
Infor Software Parent LLC and Infor Software Parent, Inc., 7.125%, 5–1–21 (E)(F)	23,196	20,644
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (E)	51,450	50,421
Michael Baker Holdings LLC and Michael Baker Finance Corp., 8.875%, 4–15–19 (E)(F)	4,085	3,288
Michael Baker International LLC, 8.250%, 10–15–18 (E)	19,343	18,763

		104,996

Communications Equipment – 0.6%
West Corp., 5.375%, 7–15–22 (E)	30,869	28,708

Data Processing & Outsourced Services – 1.6%
Alliance Data Systems Corp., 5.375%, 8–1–22 (E)	29,711	28,448
Italics Merger Sub, Inc., 7.125%, 7–15–23 (E)	50,783	48,117

		76,565

Electronic Manufacturing Services – 0.3%
KEMET Corp., 10.500%, 5–1–18	14,981	14,232

IT Consulting & Other Services – 1.0%
NCR Escrow Corp.:
5.875%, 12–15–21	22,601	22,940
6.375%, 12–15–23	22,549	23,000

		45,940

Semiconductors – 0.8%
Micron Technology, Inc.:
5.875%, 2–15–22	26,575	24,980
7.500%, 9–15–23 (E)	12,294	13,143
5.500%, 2–1–25	1,943	1,652

		39,775

Technology Hardware, Storage & Peripherals – 0.3%
Western Digital Corp.:
7.375%, 4–1–23 (E)	3,009	3,205
10.500%, 4–1–24 (E)	9,002	9,632

		12,837

Total Information Technology – 6.8%		323,053
Materials

Aluminum – 1.9%
Constellium N.V.:
8.000%, 1–15–23 (E)	34,437	30,304
5.750%, 5–15–24 (E)	16,523	13,012
Kaiser Aluminum Corp., 5.875%, 5–15–24 (E)	2,392	2,458
Wise Metals Group LLC, 8.750%, 12–15–18 (E)	23,189	21,334
Wise Metals Intermediate Holdings, 9.750%, 6–15–19 (E)(F)	42,075	22,720

		89,828

Construction Materials – 1.0%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (E)	51,844	46,141

Diversified Chemicals – 0.4%
PQ Corp., 6.750%, 11–15–22 (E)	1,797	1,869
PSPC Escrow Corp., 6.500%, 2–1–22 (E)	11,779	10,366
PSPC Escrow II Corp., 10.375%, 5–1–21 (E)	5,129	5,167

		17,402

Diversified Metals & Mining – 1.0%
Artsonig Pty Ltd., 11.500%, 4–1–19 (E)(F)	46,591	3,727
Crystal Merger Sub, Inc., 7.625%, 10–15–21 (E)	7,359	5,151
FMG Resources Pty Ltd.:
9.750%, 3–1–22 (E)	3,438	3,799
6.875%, 4–1–22 (E)	28,227	26,816
Lundin Mining Corp.:
7.500%, 11–1–20 (E)	1,178	1,202
7.875%, 11–1–22 (E)	3,980	4,069
U.S. Steel Corp.,
8.375%, 7–1–21 (E)	4,186	4,411

		49,175

Metal & Glass Containers – 1.1%
Ardagh Finance Holdings, 8.625%, 6–15–19 (E)(F)	19,466	19,661
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
6.000%, 6–30–21 (E)	3,229	3,205
7.250%, 5–15–24 (E)	8,752	8,933
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC, 7.125%, 5–1–18 (E)	11,259	11,597
Signode Industrial Group, 6.375%, 5–1–22 (E)	11,052	10,568

		53,964

Paper Packaging – 0.7%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A., 6.000%, 6–15–17 (E)	9,988	10,013
Coveris Holdings S.A., 7.875%, 11–1–19 (E)	8,310	8,071
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.:
5.125%, 7–15–23 (E)	8,885	8,996
7.000%, 7–15–24 (E)	4,739	4,879

		31,959

Total Materials – 6.1%		288,469
Telecommunication Services

Alternative Carriers – 0.3%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	9,598	8,614
Zayo Group LLC and Zayo Capital, Inc., 6.000%, 4–1–23	4,151	4,234

		12,848

Integrated Telecommunication Services – 3.0%
BCP (Singapore) VI Cayman Financing Co. Ltd., 8.000%, 4–15–21 (E)	5,694	4,883
Frontier Communications Corp.:
8.875%, 9–15–20	22,650	24,179
6.250%, 9–15–21	15,908	14,997
10.500%, 9–15–22	8,332	8,816
7.125%, 1–15–23	2,412	2,159
6.875%, 1–15–25	8,428	7,074
11.000%, 9–15–25	14,998	15,579
GCI, Inc., 6.875%, 4–15–25	26,986	27,307
Sprint Corp.:
7.250%, 9–15–21	43,872	37,401
7.875%, 9–15–23	1,141	933

		143,328

Wireless Telecommunication Service – 1.9%
Sable International Finance Ltd., 6.875%, 8–1–22 (E)	26,720	26,835
Sprint Nextel Corp.:
6.000%, 12–1–16	6,128	6,166
9.125%, 3–1–17	3,022	3,114
8.375%, 8–15–17	11,509	11,825
9.000%, 11–15–18 (E)	3,686	3,926
7.000%, 8–15–20	3,022	2,701
T-Mobile USA, Inc.:
6.731%, 4–28–22	5,891	6,195
6.000%, 4–15–24	10,845	11,279
6.500%, 1–15–26	16,374	17,275

		89,316

Total Telecommunication Services – 5.2%		245,492

TOTAL CORPORATE DEBT SECURITIES – 73.1%		$3,465,544
(Cost: $3,833,993)

LOANS (H)
Consumer Discretionary

Advertising – 0.3%
Advantage Sales & Marketing, Inc., 7.500%, 7–25–22	18,474	17,112

Apparel Retail – 2.3%
Talbots, Inc. (The):
5.500%, 3–19–20		21,493	20,794
9.500%, 3–19–21		60,047	55,543
True Religion Apparel, Inc.:
5.875%, 7–30–19		57,007	24,228
5.875%, 7–30–19		19,933	8,472

			109,037

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (G)	CAD	14,606	10,966
5.950%, 11–26–19		$38	28

			10,994

Department Stores – 0.1%
Belk, Inc., 0.000%, 12–10–22 (J)		6,762	5,351

General Merchandise Stores – 1.2%
BJ’s Wholesale Club, Inc., 8.500%, 3–31–20		34,670	33,370
Orchard Acquisition Co. LLC, 7.000%, 2–8–19		63,765	21,680

			55,050

Housewares & Specialties – 0.3%
KIK Custom Products, Inc., 6.000%, 8–26–22		13,311	13,090
Provo Craft & Novelty, Inc., 10.000%, 7–7–19 (F)		461	—

			13,090

Movies & Entertainment – 0.5%
Formula One Holdings Ltd. and Delta Two S.a.r.l., 7.750%, 7–29–22		23,439	22,179

Total Consumer Discretionary – 4.9%			232,813
Consumer Staples

Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The):
0.000%, 6–22–22 (J)		1,496	1,487
5.750%, 6–22–22		13,268	13,185

			14,672

Food Retail – 0.3%
Focus Brands, Inc., 10.250%, 8–21–18		15,399	15,360

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc., 9.250%, 10–21–22		15,658	14,875

Packaged Foods & Meats – 0.4%
Shearer’s Foods LLC, 7.750%, 6–30–22		18,980	17,082

Total Consumer Staples – 1.3%			61,989
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co., 7.500%, 12–16–20		20,208	15,156

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd., 6.250%, 5–16–20		26,588	20,440

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas LLC, 11.750%, 12–31–18 (I)		7,527	254

Oil & Gas Storage & Transportation – 1.1%
Bowie Resources Holdings LLC:
8.750%, 8–12–20		38,796	31,813
12.500%, 2–16–21		26,759	21,139

			52,952

Total Energy – 1.9%			88,802
Financials

Specialized Finance – 0.3%
Bats Global Markets, Inc., 0.000%, 6–20–23 (J)		11,811	11,745

Total Financials – 0.3%			11,745

Health Care

Life Sciences Tools & Services – 0.8%
Atrium Innovations, Inc., 7.750%, 8–10–21	40,260	37,442

Total Health Care – 0.8%		37,442
Industrials

Building Products – 0.6%
C.H.I. Overhead Doors, Inc., 8.750%, 7–31–23	11,909	11,433
Hampton Rubber Co. & SEI Holding Corp., 9.000%, 3–27–22	23,667	16,567

		28,000

Construction & Engineering – 0.2%
Tensar International Corp., 9.500%, 7–10–22	15,197	9,802

Industrial Conglomerates – 0.1%
Crosby Worldwide Ltd., 7.000%, 11–22–21	10,976	7,093

Industrial Machinery – 1.0%
Dynacast International LLC, 9.500%, 1–30–23	48,836	46,639

Research & Consulting Services – 0.3%
Larchmont Resources LLC, 11.250%, 8–7–19 (I)	40,606	14,618

Total Industrials – 2.2%		106,152
Information Technology

Application Software – 4.2%
Applied Systems, Inc., 7.500%, 1–23–22	34,491	34,146
Aptean Holdings, Inc., 5.250%, 2–27–20	7,909	7,781
Misys plc and Magic Newco LLC, 12.000%, 6–12–19	132,227	137,434
TIBCO Software, Inc., 6.500%, 12–4–20	19,508	17,834

		197,195

Internet Software & Services – 1.3%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	27,921	27,642
8.750%, 11–12–21	38,654	35,561

		63,203

IT Consulting & Other Services – 0.8%
Active Network, Inc. (The), 5.500%, 11–15–20	15,582	15,400
Triple Point Group Holdings, Inc., 5.250%, 7–13–20	27,381	22,407

		37,807

Total Information Technology – 6.3%		298,205
Materials

Diversified Metals & Mining – 0.4%
EP Minerals LLC, 8.500%, 8–20–21	12,375	11,323
FMG Resources Pty Ltd., 4.250%, 6–30–19	8,719	8,327

		19,650

Paper Packaging – 0.9%
FPC Holdings, Inc., 9.250%, 5–27–20	32,147	21,217
Ranpak (Rack Merger), 8.250%, 10–1–22	22,856	20,113

		41,330

Specialty Chemicals – 1.1%
Chemstralia Ltd., 7.250%, 2–26–22	42,923	42,279
Chromaflo Technologies Corp., 8.250%, 6–2–20	11,000	9,900
MacDermid, Inc.:
0.000%, 6–7–20 (J)	1,197	1,180
5.500%, 6–7–20	600	591

		53,950

Total Materials – 2.4%		114,930

TOTAL LOANS – 20.1%		$952,078
(Cost: $1,138,875)

SHORT-TERM SECURITIES
Commercial Paper (K) – 3.9%
Baxter International, Inc.:
0.630%, 7–5–16	22,000	21,998
0.630%, 7–6–16	5,000	4,999
0.730%, 7–12–16	12,400	12,397
Becton Dickinson & Co., 0.750%, 7–18–16	5,000	4,998
Bemis Co., Inc.:
0.710%, 7–7–16	10,000	9,999
0.710%, 7–8–16	10,000	9,998
0.740%, 7–13–16	5,000	4,999
0.740%, 7–15–16	10,350	10,347
BorgWarner, Inc.:
0.700%, 7–6–16	5,000	4,999
0.670%, 7–12–16	7,000	6,998
Campbell Soup Co., 0.740%, 7–18–16	5,000	4,998
Ecolab, Inc.:
0.730%, 7–11–16	5,000	4,999
0.740%, 7–15–16	16,500	16,495
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.730%, 7–11–16	10,000	9,998
0.750%, 7–25–16	5,000	4,997
McCormick & Co., Inc.:
0.570%, 7–1–16	5,000	5,000
0.600%, 7–5–16	5,000	5,000
Mondelez International, Inc.:
0.630%, 7–7–16	10,000	9,999
0.760%, 7–28–16	5,000	4,997
NBCUniversal Enterprise, Inc.:
0.750%, 7–19–16	5,000	4,998
0.750%, 7–20–16	5,000	4,998
St. Jude Medical, Inc., 0.650%, 7–1–16	1,604	1,604
Virginia Electric and Power Co.:
0.650%, 7–21–16	10,000	9,996
0.660%, 8–2–16	5,000	4,997

		184,808

Master Note – 0.1%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (L)	3,902	3,902

TOTAL SHORT-TERM SECURITIES – 4.0%		$188,710
(Cost: $188,715)

TOTAL INVESTMENT SECURITIES – 98.2%		$4,653,987
(Cost: $5,225,189)

CASH AND OTHER ASSETS, NET OF LIABILITIES (M) – 1.8%		85,628

NET ASSETS – 100.0%		$4,739,615

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At June 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Co. Ltd.	9-19-13	1,750	$30,173	$16,223
Provo Craft & Novelty, Inc.	9-15-11	6,090	—	—	*
			$30,173	$16,223

The total value of these securities represented 0.3% of net assets at June 30, 2016.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $2,642,222 or 55.6% of net assets.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(K)	Rate shown is the yield to maturity at June 30, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(M)	Cash of $3,660 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	35,157	U.S. Dollar	27,565	7-25-16	Morgan Stanley International	$351	$—
Euro	7,000	U.S. Dollar	7,935	7-25-16	Morgan Stanley International	160	—
						$511	$—

The following total return swap agreements were outstanding at June 30, 2016:

Counterparty	Underlying Security		Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Appreciation
Morgan Stanley & Co., Inc.	iBoxx $	Liquid High Yield Index	12/20/2016	$15,771	3M LIBOR	$17

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund pays the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$16,998
Preferred Stocks	30,330	—	—
Warrants	—	327	—
Corporate Debt Securities	—	3,465,544	—
Loans	—	610,525	341,553
Short-Term Securities	—	188,710	—
Total	$30,330	$4,265,106	$358,551
Forward Foreign Currency Contracts	$—	$511	$—
Total Return Swaps	$—	$17	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Loans
Beginning Balance 4-1-16	$17,586	$—	$327,012
Net realized gain (loss)	—	—	(12,340)
Net change in unrealized appreciation (depreciation)	(588)	(19)	26,906
Purchases	—	—	— *
Sales	—	—	(17,366)
Amortization/Accretion of premium/discount	—	—	225
Transfers into Level 3 during the period	—	19	84,156
Transfers out of Level 3 during the period	—	—	(67,040)
Ending Balance 6-30-16	$16,998	$—	$341,553
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-16	$(588)	$(19)	$14,700

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$775	Broker	Broker quotes
	16,223	Third-party vendor pricing service	Broker quotes
Loans	341,553	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,225,189

Gross unrealized appreciation	61,309
Gross unrealized depreciation	(632,511)

Net unrealized depreciation	$(571,202)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 0.9%
Oil Search Ltd.	8,358	$42,206

Financials – 1.6%
Westpac Banking Corp.	3,220	71,400

Health Care – 0.1%
Cochlear Ltd.	45	4,089

Materials – 1.5%
Amcor Ltd.	6,025	67,747

Total Australia – 4.1%		$185,442
Brazil

Consumer Staples – 0.7%
Hypermarcas S.A.	4,626	33,484

Information Technology – 0.6%
MercadoLibre, Inc.	198	27,912

Total Brazil – 1.3%		$61,396
Canada

Energy – 1.2%
Suncor Energy, Inc.	1,911	53,000

Total Canada – 1.2%		$53,000
China

Consumer Discretionary – 1.3%
JD.com, Inc. ADR (A)	2,758	58,558

Consumer Staples – 1.9%
Kweichow Moutai Co. Ltd., A Shares	1,910	84,044

Financials – 1.3%
PICC Property and Casualty Co. Ltd., H Shares	38,018	59,940

Information Technology – 0.8%
Alibaba Group Holding Ltd. ADR (A)	484	38,484

Total China – 5.3%		$241,026
Denmark

Financials – 1.2%
Danske Bank A.S.	2,041	53,709

Total Denmark – 1.2%		$53,709
Finland

Information Technology – 2.9%
Nokia Corp., Series A ADR	5,873	33,415
Nokia OYJ	16,908	96,298

		129,713

Total Finland – 2.9%		$129,713
France

Consumer Staples – 2.1%
Pernod Ricard	845	93,513

Industrials – 3.5%
Bouygues S.A.	1,753	50,216
European Aeronautic Defence and Space Co.	1,069	61,259
Vinci	680	48,007

		159,482

Total France – 5.6%		$252,995
Germany

Health Care – 5.3%
Bayer AG	634	63,643
Fresenius Medical Care AG & Co. KGaA	781	68,022
Fresenius SE & Co. KGaA	1,448	106,405

		238,070

Industrials – 2.0%
Deutsche Post AG	3,273	92,219

Total Germany – 7.3%		$330,289
Hong Kong

Financials – 2.9%
AIA Group Ltd.	10,081	60,622
Cheung Kong (Holdings) Ltd.	6,427	70,702

		131,324

Total Hong Kong – 2.9%		$131,324
Ireland

Health Care – 2.3%
Shire Pharmaceuticals Group plc ADR	553	101,877

Materials – 2.8%
CRH plc	2,263	66,356
James Hardie Industries plc, Class C	4,033	62,466

		128,822

Total Ireland – 5.1%		$230,699
Israel

Health Care – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	2,247	112,863

Total Israel – 2.5%		$112,863

Italy

Consumer Discretionary – 0.8%
Luxottica Group S.p.A.	714	34,779

Financials – 0.9%
Banca Intesa S.p.A.	21,868	41,652

Total Italy – 1.7%		$76,431
Japan

Consumer Discretionary – 6.3%
Bridgestone Corp.	3,211	103,205
Honda Motor Co. Ltd.	3,310	83,037
Isuzu Motors Ltd.	6,027	74,229
Nissin Kogyo Co. Ltd.	1,822	23,340

		283,811

Energy – 1.5%
Inpex Corp.	8,624	67,444

Financials – 2.9%
Dai-ichi Mutual Life Insurance Co. (The)	3,817	42,728
Sumitomo Mitsui Financial Group, Inc.	1,519	43,847
Tokio Marine Holdings, Inc.	1,367	45,495

		132,070

Industrials – 3.4%
Komatsu Ltd.	3,693	64,157
Mitsubishi Heavy Industries Ltd.	22,814	91,740

		155,897

Information Technology – 0.6%
Murata Manufacturing Co. Ltd.	252	28,298

Telecommunication Services – 3.9%
SoftBank Group Corp.	3,130	176,986

Total Japan – 18.6%		$844,506
Luxembourg

Energy – 0.6%
Tenaris S.A.	1,055	15,246
Tenaris S.A. ADR	445	12,831

		28,077

Total Luxembourg – 0.6%		$28,077
Netherlands

Financials – 1.0%
ING Groep N.V., Certicaaten Van Aandelen	4,473	46,277

Information Technology – 0.2%
ASML Holding N.V., Ordinary Shares	71	6,970

Total Netherlands – 1.2%		$53,247
South Africa

Consumer Discretionary – 1.9%
Naspers Ltd., Class N	554	84,532

Total South Africa – 1.9%		$84,532
South Korea

Information Technology – 1.6%
Samsung Electronics Co. Ltd.	59	74,047

Total South Korea – 1.6%		$74,047
Spain

Financials – 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	10,663	61,096

Total Spain – 1.3%		$61,096
Sweden

Financials – 1.0%
SwedBank AB	2,152	45,188

Materials – 2.2%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	3,118	100,167

Total Sweden – 3.2%		$145,355
Switzerland

Consumer Staples – 1.4%
Nestle S.A., Registered Shares	809	62,703

Health Care – 3.0%
Novartis AG ADR	243	20,017
Novartis AG, Registered Shares	736	60,740
Roche Holdings AG, Genusscheine	203	53,594

		134,351

Industrials – 1.4%
Adecco S.A.	1,312	66,158

Total Switzerland – 5.8%		$263,212
Taiwan

Information Technology – 0.3%
Hon Hai Precision Industry Co. Ltd.	5,439	14,012

Total Taiwan – 0.3%		$14,012
United Kingdom

Consumer Discretionary – 2.9%
Carnival plc	543	24,098
Whitbread plc	397	18,575
WPP Group plc	4,214	87,826

		130,499

Consumer Staples – 3.5%
Diageo plc	499	13,951
Diageo plc ADR	130	14,659
Imperial Tobacco Group plc	1,218	66,056
Unilever plc	1,368	65,566

		160,232

Energy – 2.8%
BP plc	12,012	70,311
Royal Dutch Shell plc, Class A	46	1,265
Royal Dutch Shell plc, Class B	2,049	56,610

		128,186

Financials – 2.8%
Aviva plc	10,483	55,261
Legal & General Group plc	20,132	51,540
Prudential plc	1,240	21,042

		127,843

Health Care – 2.4%
Shire plc	704	43,497
Smith & Nephew plc	3,749	63,666

		107,163

Industrials – 2.2%
BAE Systems plc	14,065	98,467

Materials – 1.3%
Rio Tinto plc	1,479	45,957
Rio Tinto plc ADR	486	15,215

		61,172

Telecommunication Services – 0.5%
BT Group plc	4,034	22,173

Total United Kingdom – 18.4%		$835,735
United States

Consumer Discretionary – 0.7%
Carnival Corp.	738	32,598

Information Technology – 1.6%
Cognizant Technology Solutions Corp., Class A (A)	1,263	72,279

Total United States – 2.3%		$104,877

TOTAL COMMON STOCKS – 96.3%		$4,367,583
(Cost: $4,549,884)

PREFERRED STOCKS
United States

Financials – 0.5%
Mandatory Exchangeable Trust, 5.750% (A)(B)	217	22,195

Total United States – 0.5%		$22,195

TOTAL PREFERRED STOCKS – 0.5%		$22,195
(Cost: $21,710)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.8%
Becton Dickinson & Co.
0.730%, 7–12–16	$5,000	4,999
CVS Health Corp.
0.630%, 7–1–16	9,000	9,000
Ecolab, Inc.
0.620%, 7–1–16	9,000	9,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc)
0.380%, 7–12–16	5,000	4,999
Hershey Co. (The)
0.420%, 7–25–16	10,000	9,997
J.M. Smucker Co. (The)
0.620%, 7–6–16	10,000	9,999
NBCUniversal Enterprise, Inc.
0.750%, 7–19–16	5,000	4,998
Shell International Finance B.V. (GTD by Royal Dutch Shell plc)
0.510%, 7–1–16	5,000	5,000
United Technologies Corp.
0.730%, 7–11–16	5,000	4,999
Verizon Communications, Inc.
0.700%, 7–5–16	10,000	9,999
Wisconsin Electric Power Co.
0.480%, 7–5–16	5,910	5,909

		78,899

Master Note – 0.0%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (D)	819	819

TOTAL SHORT-TERM SECURITIES – 1.8%		$79,718
(Cost: $79,720)

TOTAL INVESTMENT SECURITIES – 98.6%		$4,469,496
(Cost: $4,651,314)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		65,352

NET ASSETS – 100.0%		$4,534,848

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $22,195 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	156,600	U.S. Dollar	231,810	7-25-16	Barclays Capital, Inc.	$23,298	$—
Euro	320,400	U.S. Dollar	356,084	7-25-16	State Street Global Markets	250	—
						$23,548	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$91,156	$533,621	$—
Consumer Staples	48,143	385,833	—
Energy	65,831	253,082	—
Financials	—	770,499	—
Health Care	234,757	463,656	—
Industrials	—	572,223	—
Information Technology	172,090	219,625	—
Materials	15,215	342,693	—
Telecommunication Services	—	199,159	—
Total Common Stocks	$627,192	$3,740,391	$—
Preferred Stocks	22,195	—	—
Short-Term Securities	—	79,718	—
Total	$649,387	$3,820,109	$—
Forward Foreign Currency Contracts	$—	$23,548	$—

During the period ended June 30, 2016, securities totaling $3,346,896 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,651,314

Gross unrealized appreciation	260,162
Gross unrealized depreciation	(441,980)

Net unrealized depreciation	$(181,818)

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Automotive Retail – 3.7%
AutoZone, Inc. (A)	38	$30,484
O’Reilly Automotive, Inc. (A)	118	32,098

		62,582

Cable & Satellite – 2.0%
Comcast Corp., Class A	517	33,703

Casinos & Gaming – 0.5%
Las Vegas Sands, Inc.	189	8,224

Footwear – 0.8%
NIKE, Inc., Class B	240	13,248

Home Improvement Retail – 4.0%
Home Depot, Inc. (The)	536	68,416

Internet Retail – 3.5%
Amazon.com, Inc. (A)	84	59,903

Movies & Entertainment – 1.1%
Walt Disney Co. (The)	201	19,613

Restaurants – 1.3%
Starbucks Corp.	385	21,974

Specialty Stores – 0.9%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	61	14,862

Total Consumer Discretionary – 17.8%		302,525
Consumer Staples

Tobacco – 3.5%
Philip Morris International, Inc.	579	58,916

Total Consumer Staples – 3.5%		58,916
Energy

Oil & Gas Equipment & Services – 2.2%
Halliburton Co.	467	21,128
Schlumberger Ltd.	195	15,436

		36,564

Oil & Gas Exploration & Production – 1.9%
EOG Resources, Inc.	386	32,158

Total Energy – 4.1%		68,722
Financials

Investment Banking & Brokerage – 1.4%
Charles Schwab Corp. (The)	944	23,880

Specialized Finance – 1.8%
CME Group, Inc.	303	29,483

Total Financials – 3.2%		53,363
Health Care

Biotechnology – 6.0%
Alexion Pharmaceuticals, Inc. (A)	72	8,384
Biogen, Inc. (A)	21	5,130
Celgene Corp. (A)	462	45,547
Gilead Sciences, Inc.	414	34,544
Vertex Pharmaceuticals, Inc. (A)	97	8,301

		101,906

Health Care Equipment – 1.1%
DexCom, Inc. (A)	236	18,722

Health Care Facilities – 2.3%
HCA Holdings, Inc. (A)	516	39,745

Pharmaceuticals – 9.2%
Allergan plc (A)	270	62,295
Bristol-Myers Squibb Co.	776	57,097
Shire Pharmaceuticals Group plc ADR	198	36,411

		155,803

Total Health Care – 18.6%		316,176
Industrials

Aerospace & Defense – 5.5%
Honeywell International, Inc.	273	31,732
Lockheed Martin Corp.	172	42,710
Northrop Grumman Corp.	87	19,250

		93,692

Industrial Conglomerates – 1.2%
Danaher Corp.	206	20,826

Railroads – 4.3%
Canadian Pacific Railway Ltd.	282	36,344
Union Pacific Corp.	410	35,790

		72,134

Total Industrials – 11.0%		186,652
Information Technology

Application Software – 4.2%
Adobe Systems, Inc. (A)	486	46,516
salesforce.com, Inc. (A)	300	23,855

		70,371

Data Processing & Outsourced Services – 9.9%
FleetCor Technologies, Inc. (A)	212	30,286
MasterCard, Inc., Class A	759	66,820
Visa, Inc., Class A	950	70,454

		167,560

Internet Software & Services – 8.4%
Alphabet, Inc., Class A (A)	72	50,373
Alphabet, Inc., Class C (A)	49	33,672
Facebook, Inc., Class A (A)	503	57,437

		141,482

Semiconductor Equipment – 4.1%
Lam Research Corp.	835	70,217

Semiconductors – 4.2%
Microchip Technology, Inc.	838	42,550
NXP Semiconductors N.V. (A)	369	28,899

		71,449

Systems Software – 2.8%
Microsoft Corp.	942	48,197

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.	355	33,927

Total Information Technology – 35.6%		603,203
Materials

Diversified Chemicals – 1.4%
PPG Industries, Inc.	223	23,205

Total Materials – 1.4%		23,205
Telecommunication Services

Wireless Telecommunication Service – 2.2%
American Tower Corp., Class A	331	37,628

Total Telecommunication Services – 2.2%		37,628

TOTAL COMMON STOCKS – 97.4%		$1,650,390
(Cost: $1,224,232)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.3%
BMW U.S. Capital LLC (GTD by BMW AG),
0.390%, 7–13–16	$5,000	4,999
CVS Health Corp.,
0.630%, 7–1–16	2,677	2,677
DTE Energy Co. (GTD by Detroit Edison Co.),
0.580%, 7–6–16	10,000	9,999
J.M. Smucker Co. (The),
0.620%, 7–6–16	7,000	6,999
Kellogg Co.,
0.740%, 7–14–16	10,000	9,997
Kroger Co. (The):
0.570%, 7–1–16	2,951	2,951
0.600%, 7–5–16	10,000	9,999
Rockwell Automation, Inc.,
0.650%, 7–21–16	4,000	3,999
Virginia Electric and Power Co.,
0.650%, 7–19–16	5,000	4,998

		56,618

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (C)	1,386	1,386

TOTAL SHORT-TERM SECURITIES – 3.4%		$58,004
(Cost: $58,006)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,708,394
(Cost: $1,282,238)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(12,776)

NET ASSETS – 100.0%		$1,695,618

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,650,390	$—	$—
Short-Term Securities	—	58,004	—
Total	$1,650,390	$58,004	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,282,238

Gross unrealized appreciation	461,220
Gross unrealized depreciation	(35,064)

Net unrealized appreciation	$426,156

SCHEDULE OF INVESTMENTS
Ivy LaSalle Global Real Estate Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia

Financials – 4.6%
GPT Group	50		$204
Mirvac Group	178		271
Scentre Group	136		504
Westfield Corp.	76		609

			1,588

Total Australia – 4.6%			$1,588
Austria

Financials – 0.2%
Buwog AG	2		58

Total Austria – 0.2%			$58
Canada

Financials – 2.8%
Allied Properties	2		57
Canadian Apartments Properties	7		248
Dream Office Real Estate Investment Trust	3		40
H&R Real Estate Investment Trust	15		253
RioCan	10		228
SmartREIT	5		150

			976

Total Canada – 2.8%			$976
France

Financials – 2.9%
Gecina	1		182
Mercialys S.A.	2		47
Unibail-Rodamco	3		785

			1,014

Total France – 2.9%			$1,014
Germany

Financials – 2.9%
Ado Properties S.A.	4		167
alstria office AG	10		131
Deutsche EuroShop AG	4		204
Deutsche Wohnen AG	12		421
LEG Immobilien AG	1		64

			987

Total Germany – 2.9%			$987
Hong Kong

Financials – 8.5%
Hongkong Land Holdings Ltd.	74		453
Link (The)	94		643
Sun Hung Kai Properties Ltd.	109		1,315
Swire Properties Ltd.	197		524

			2,935

Total Hong Kong – 8.5%			$2,935
Japan

Financials – 12.5%
Daiwa Office Investment Corp.	—	*	184
Global One Corp.	—	*	85
Ichigo Hotel Investment Corp.	—	*	112
Kenedix Office Investment Corp.	—	*	209
Mitsubishi Estate Co. Ltd.	77		1,412
Mitsui Fudosan Co. Ltd.	63		1,446
ORIX JREIT, Inc.	—	*	260
Sumitomo Realty & Development Co. Ltd.	12		325
Tokyu, Inc.	—	*	248

			4,281

Total Japan – 12.5%			$4,281
Jersey

Financials – 0.2%
Atrium European Real Estate Ltd.	16		69

Total Jersey – 0.2%			$69
Mexico

Financials – 0.2%
Prologis Property Mexico S.A. de C.V.	33		54

Total Mexico – 0.2%			$54
Norway

Financials – 0.4%
Entra ASA	14		135

Total Norway – 0.4%			$135

Singapore

Financials – 1.0%
CapitaCommercial Trust	45	50
CapitaLand Ltd.	84	192
Global Logistic Properties Ltd.	39	52
Mapletree Commercial Trust	37	40

		334

Total Singapore – 1.0%		$334
Spain

Financials – 0.3%
Axiare Patrimonio SOCIMI S.A.	3	42
Merlin Properties Socimi S.A.	6	65

		107

Total Spain – 0.3%		$107
Sweden

Financials – 1.2%
Fabege AB	11	192
Hufvudstaden AB	14	215

		407

Total Sweden – 1.2%		$407
Switzerland

Financials – 0.5%
PSP Swiss Property Ltd., Registered Shares	2	168

Total Switzerland – 0.5%		$168
United Kingdom

Financials – 4.6%
Big Yellow Group plc	10	101
Derwent London plc	7	248
Great Portland Estates plc	11	92
Hammerson plc	34	241
Hansteen Holdings plc	55	75
Land Securities Group plc	44	610
LondonMetric Property plc	55	111
Shaftesbury plc	8	97

		1,575

Total United Kingdom – 4.6%		$1,575
United States

Financials – 54.3%
American Assets Trust, Inc.	2	68
AvalonBay Communities, Inc.	6	1,092
Boston Properties, Inc.	8	1,043
Brixmor Property Group, Inc.	12	309
Camden Property Trust	11	942
CBL & Associates Properties, Inc.	8	75
Columbia Property Trust, Inc.	7	151
Corporate Office Properties Trust	10	299
Cousins Properties, Inc.	15	155
Crown Castle International Corp.	2	154
CubeSmart	18	567
DDR Corp.	15	264
Duke Realty Corp.	6	147
DuPont Fabros Technology, Inc.	5	248
EastGroup Properties, Inc.	2	104
Equity Residential	24	1,671
General Growth Properties, Inc.	14	406
Host Hotels & Resorts, Inc.	19	311
Hudson Pacific Properties, Inc.	8	246
Kilroy Realty Corp.	3	205
LaSalle Hotel Properties	15	346
New York, Inc.	4	41
Paramount Group, Inc.	16	260
ProLogis	18	870
Public Storage, Inc.	2	575
Ramco Gershenson Properties Trust	8	158
Retail Properties of America, Inc.	16	274
RLJ Lodging Trust	13	269
Senior Housing Properties Trust	11	237
Simon Property Group, Inc.	13	2,720
SL Green Realty Corp.	4	394
Sovran Self Storage, Inc.	3	345
Spirit Realty Capital, Inc.	27	350
Sunstone Hotel Investors, Inc.	23	274
Taubman Centers, Inc.	6	476
Ventas, Inc.	6	421
Vornado Realty Trust	8	788
Welltower, Inc.	18	1,375

		18,630

Telecommunication Services – 2.0%
American Tower Corp., Class A	6	696

Total United States – 56.3%		$19,326

TOTAL COMMON STOCKS – 99.1%		$34,014
(Cost: $31,188)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%

Toyota Motor Credit Corp.
0.590%, 7–6–16 (A)	$17	17

TOTAL SHORT-TERM SECURITIES – 0.0%		$17
(Cost: $17)

TOTAL INVESTMENT SECURITIES – 99.1%		$34,031
(Cost: $31,205)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		301

NET ASSETS – 100.0%		$34,332

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$20,230	$13,088	$—
Telecommunication Services	696	—	—
Total Common Stocks	$20,926	$13,088	$—
Short-Term Securities	—	17	—
Total	$20,926	$13,105	$—

During the period ended June 30, 2016, securities totaling $13,335 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$31,205

Gross unrealized appreciation	4,165
Gross unrealized depreciation	(1,339)

Net unrealized appreciation	$2,826

SCHEDULE OF INVESTMENTS
Ivy LaSalle Global Risk-Managed Real Estate Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia

Financials – 5.8%
GPT Group	461		$1,875
Scentre Group	628		2,324
Westfield Corp.	324		2,606

			6,805

Total Australia – 5.8%			$6,805
Canada

Financials – 2.5%
Allied Properties	13		393
Boardwalk	3		122
Canadian Apartments Properties	22		809
RioCan	42		945
SmartREIT	22		652

			2,921

Total Canada – 2.5%			$2,921
France

Financials – 3.0%
Gecina	5		693
Mercialys S.A.	7		158
Unibail-Rodamco	10		2,683

			3,534

Total France – 3.0%			$3,534
Germany

Financials – 2.9%
Ado Properties S.A.	14		534
alstria office AG	50		678
Deutsche EuroShop AG	18		808
Deutsche Wohnen AG	34		1,149
LEG Immobilien AG	2		217

			3,386

Total Germany – 2.9%			$3,386
Hong Kong

Financials – 8.5%
Hongkong Land Holdings Ltd.	619		3,785
Link (The)	328		2,243
Swire Properties Ltd.	1,447		3,855

			9,883

Total Hong Kong – 8.5%			$9,883
Japan

Financials – 9.9%
Activia Properties, Inc.	—	*	460
Comforia Residential, Inc.	—	*	265
Daiwa Office Investment Corp.	—	*	1,628
Hulic, Inc.	1		1,014
Kenedix Office Investment Corp.	—	*	2,539
Nippon Building Fund, Inc.	—	*	1,817
ORIX JREIT, Inc.	2		2,687
Sekisui House REIT, Inc.	—	*	193
Tokyu, Inc.	1		934

			11,537

Total Japan – 9.9%			$11,537
Jersey

Financials – 0.3%
Atrium European Real Estate Ltd.	69		298

Total Jersey – 0.3%			$298
Netherlands

Financials – 0.4%
Vastned Retail N.V.	11		451

Total Netherlands – 0.4%			$451
Singapore

Financials – 1.2%
Ascendas Real Estate Investment Trust	109		202
CapitaCommercial Trust	409		449
CapitaMall Trust	285		453
Mapletree Commercial Trust	238		262

			1,366

Total Singapore – 1.2%			$1,366

Spain

Financials – 0.6%
Axiare Patrimonio SOCIMI S.A.	52	661

Total Spain – 0.6%		$661
Sweden

Financials – 1.0%
Hufvudstaden AB	72	1,133

Total Sweden – 1.0%		$1,133
Switzerland

Financials – 0.5%
PSP Swiss Property Ltd., Registered Shares	6	554

Total Switzerland – 0.5%		$554
United Kingdom

Financials – 4.9%
Big Yellow Group plc	34	350
Derwent London plc	32	1,115
Hammerson plc	119	860
Hansteen Holdings plc	170	231
Land Securities Group plc	160	2,233
LondonMetric Property plc	194	389
Shaftesbury plc	48	566

		5,744

Total United Kingdom – 4.9%		$5,744
United States

Financials – 56.3%
American Assets Trust, Inc.	17	708
American Campus Communities, Inc.	17	906
AvalonBay Communities, Inc.	21	3,701
Boston Properties, Inc.	36	4,692
Brixmor Property Group, Inc.	40	1,070
Camden Property Trust	36	3,202
Corporate Office Properties Trust	36	1,069
Cousins Properties, Inc.	52	544
CubeSmart	62	1,921
Duke Realty Corp.	23	603
EastGroup Properties, Inc.	14	980
Equity Residential	88	6,080
Federal Realty Investment Trust	5	826
General Growth Properties, Inc.	44	1,312
Hudson Pacific Properties, Inc.	36	1,041
National Retail Properties, Inc.	22	1,135
New York, Inc.	12	109
Paramount Group, Inc.	95	1,517
ProLogis	61	3,013
Public Storage, Inc.	14	3,605
Ramco-Gershenson Properties Trust	33	640
Regency Centers Corp.	17	1,449
Retail Properties of America, Inc.	53	893
Senior Housing Properties Trust	36	744
Simon Property Group, Inc.	45	9,673
Sovran Self Storage, Inc.	11	1,158
Spirit Realty Capital, Inc.	77	988
Taubman Centers, Inc.	34	2,500
Ventas, Inc.	20	1,479
Vornado Realty Trust	28	2,764
Welltower, Inc.	67	5,091

		65,413

Total United States – 56.3%		$65,413

TOTAL COMMON STOCKS – 97.8%		$113,686
(Cost: $102,831)

SHORT-TERM SECURITIES	Principal
Master Note – 2.1%

Toyota Motor Credit Corp.
0.590%, 7–6–16 (A)	$2,393	2,393

TOTAL SHORT-TERM SECURITIES – 2.1%		$2,393
(Cost: $2,393)

TOTAL INVESTMENT SECURITIES – 99.9%		$116,079
(Cost: $105,224)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		118

NET ASSETS – 100.0%		$116,197

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$73,011	$40,675	$—
Total Common Stocks	$73,011	$40,675	$—
Short-Term Securities	—	2,393	—
Total	$73,011	$43,068	$—

During the period ended June 30, 2016, securities totaling $30,629 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$105,224

Gross unrealized appreciation	12,335
Gross unrealized depreciation	(1,480)

Net unrealized appreciation	$10,855

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$5,000	5,170
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	6,965	6,984
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–15–21 (A)	3,500	3,538

TOTAL ASSET-BACKED SECURITIES – 0.8%		$15,692
(Cost: $15,454)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel Retail – 0.2%
TJX Cos., Inc. (The),
2.750%, 6–15–21	3,500	3,697

Apparel, Accessories & Luxury Goods – 1.0%
Hanesbrands, Inc.,
4.625%, 5–15–24 (A)	8,500	8,521
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	10,275	10,332

		18,853

Automobile Manufacturers – 2.0%
BMW U.S. Capital LLC,
2.000%, 4–11–21 (A)	8,500	8,611
General Motors Co.,
4.875%, 10–2–23	10,500	11,161
Toyota Motor Credit Corp.:
2.000%, 9–15–16	13,250	13,282
2.000%, 10–24–18	5,125	5,224

		38,278

Cable & Satellite – 0.9%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	1,000	1,131
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	4,058	4,251
Time Warner Cable, Inc.,
5.850%, 5–1–17	6,830	7,070
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,299

		16,751

General Merchandise Stores – 0.9%
Dollar General Corp.:
4.125%, 7–15–17	12,500	12,852
1.875%, 4–15–18	3,000	3,032

		15,884

Hotels, Resorts & Cruise Lines – 0.3%
Marriott International, Inc., Series Q,
2.300%, 1–15–22	6,000	6,023

Internet Retail – 0.8%
Amazon.com, Inc.:
1.200%, 11–29–17	8,000	8,028
3.800%, 12–5–24	6,305	7,070

		15,098

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,514

Total Consumer Discretionary – 6.2%		117,098
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A./N.V.,
3.300%, 2–1–23	9,725	10,232
SABMiller Holdings, Inc.,
3.750%, 1–15–22 (A)	8,500	9,115

		19,347

Distillers & Vintners – 0.9%
Beam, Inc.,
1.750%, 6–15–18	10,000	10,069
Constellation Brands, Inc.,
3.875%, 11–15–19	5,856	6,164

		16,233

Drug Retail – 0.9%
CVS Health Corp.:
2.250%, 12–5–18	11,000	11,252
2.800%, 7–20–20	6,050	6,298

		17,550

Food Distributors – 0.1%
ConAgra Foods, Inc.,
5.819%, 6–15–17	2,500	2,601

Packaged Foods & Meats – 1.7%
Hershey Co. (The),
1.600%, 8–21–18	8,860	9,003
Kraft Heinz Foods Co.,
4.875%, 2–15–25 (A)	12,750	13,986
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	9,450	9,708

		32,697

Soft Drinks – 0.4%
Bottling Group LLC,
5.125%, 1–15–19	4,059	4,454
PepsiCo, Inc.,
3.100%, 7–17–22	2,082	2,217

		6,671

Total Consumer Staples – 5.0%		95,099
Energy

Integrated Oil & Gas – 0.2%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,547

Oil & Gas Equipment & Services – 1.2%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	8,250	9,239
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.):
1.950%, 9–14–16 (A)	3,000	3,007
1.250%, 8–1–17 (A)	5,000	4,993
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.):
1.950%, 9–14–16 (A)	3,000	3,006
1.250%, 8–1–17 (A)	2,435	2,434

		22,679

Oil & Gas Exploration & Production – 1.6%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	13,500	13,604
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	4,000	4,121
EQT Corp.,
8.125%, 6–1–19	11,520	12,691

		30,416

Oil & Gas Refining & Marketing – 0.4%
PBF Holding Co. LLC,
8.250%, 2–15–20	7,300	7,574

Oil & Gas Storage & Transportation – 1.6%
El Paso Corp.,
7.000%, 6–15–17	7,550	7,863
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	7,000	7,389
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	14,500	15,281

		30,533

Total Energy – 5.0%		94,749
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.,
3.875%, 1–15–20	16,515	17,084

Consumer Finance – 5.0%
American Express Co.,
7.000%, 3–19–18	10,000	10,923
American Express Credit Corp.,
1.300%, 7–29–16	5,320	5,322
American Honda Finance Corp.:
1.500%, 9–11–17 (A)	6,000	6,035
7.625%, 10–1–18 (A)	5,000	5,690
Capital One Financial Corp.,
6.750%, 9–15–17	9,000	9,541
Discover Financial Services,
3.950%, 11–6–24	12,875	13,202
Ford Motor Credit Co. LLC,
5.000%, 5–15–18	10,000	10,595

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,121
3.500%, 7–10–19	4,500	4,656
4.200%, 3–1–21	6,500	6,801
Hyundai Capital America:
1.875%, 8–9–16 (A)	4,000	4,002
2.875%, 8–9–18 (A)	5,525	5,662
Total System Services, Inc.,
3.800%, 4–1–21	6,374	6,750

		94,300

Diversified Banks – 4.4%
Ally Financial, Inc.,
5.500%, 2–15–17	9,265	9,404
Bank of America Corp.,
2.625%, 4–19–21	8,500	8,630
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	13,010
BB&T Corp.,
2.050%, 5–10–21	6,500	6,595
Branch Banking and Trust Co.,
1.450%, 5–10–19	10,875	10,918
Huntington Bancshares, Inc.,
3.150%, 3–14–21	6,500	6,734
Huntington National Bank,
2.200%, 11–6–18	4,000	4,049
U.S. Bancorp,
3.100%, 4–27–26	4,000	4,163
Wachovia Corp.,
5.750%, 2–1–18	13,500	14,448
Wells Fargo & Co.,
2.125%, 4–22–19	4,425	4,524

		82,475

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The):
2.750%, 9–15–20	3,200	3,267
4.000%, 3–3–24	4,552	4,884
3.500%, 12–22–29	7,650	7,530
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	11,000	11,607
Morgan Stanley:
2.800%, 6–16–20	7,365	7,542
2.500%, 4–21–21	4,750	4,800

		39,630

Life & Health Insurance – 1.7%
Athene Global Funding,
2.875%, 10–23–18 (A)	15,450	15,331
New York Life Global Funding,
1.550%, 11–2–18 (A)	6,500	6,560
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	9,500	9,781

		31,672

Other Diversified Financial Services – 3.7%
Citigroup, Inc.:
1.300%, 11–15–16	5,215	5,217
2.650%, 10–26–20	9,000	9,160
2.700%, 3–30–21	5,893	6,006
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	12,726
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	5,000	5,131
JPMorgan Chase & Co.:
6.000%, 1–15–18	8,500	9,095
2.550%, 3–1–21	4,000	4,082
4.350%, 8–15–21	3,820	4,203
USAA Capital Corp.,
2.450%, 8–1–20 (A)	13,865	14,330

		69,950

Property & Casualty Insurance – 1.9%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	5,500	5,650
Berkshire Hathaway Finance Corp.,
1.700%, 3–15–19	4,550	4,624
Berkshire Hathaway, Inc.:
1.900%, 1–31–17	4,000	4,027
2.100%, 8–14–19	7,375	7,599
2.750%, 3–15–23	13,260	13,706

		35,606

Regional Banks – 0.8%
PNC Bank N.A.,
2.400%, 10–18–19	5,500	5,648
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	9,746

		15,394

Specialized Finance – 0.8%
ADOP Co.,
6.625%, 10–1–17 (A)	4,000	4,213
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	10,625	10,884

		15,097

Specialized REITs – 0.3%
Crown Castle International Corp.:
4.875%, 4–15–22	3,099	3,403
5.250%, 1–15–23	2,745	3,081

		6,484

Total Financials – 21.6%		407,692
Health Care

Biotechnology – 0.4%
Amgen, Inc.:

2.125%, 5–15–17	5,500	5,546
1.250%, 5–22–17	1,950	1,953

		7,499

Health Care Supplies – 1.8%
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	12,098
DENTSPLY International, Inc.,
2.750%, 8–15–16	4,000	4,007
Medtronic, Inc.:
4.125%, 3–15–21	1,040	1,148
3.500%, 3–15–25	12,350	13,470
Stryker Corp.,
2.625%, 3–15–21	3,025	3,127

		33,850

Pharmaceuticals – 0.8%
AbbVie, Inc.,
2.500%, 5–14–20	5,000	5,119
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,952
Mylan, Inc.,
1.350%, 11–29–16	4,291	4,286

		14,357

Total Health Care – 3.0%		55,706
Industrials

Aerospace & Defense – 2.6%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	6,393	7,187
3.850%, 12–15–25 (A)	5,500	5,833
BAE Systems plc,
4.750%, 10–11–21 (A)	4,300	4,801
Exelis, Inc.:
4.250%, 10–1–16	12,406	12,481
5.550%, 10–1–21	2,566	2,911
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (A)	7,068	7,466
TransDigm Group, Inc.,
7.500%, 7–15–21	7,967	8,415

		49,094

Airlines – 0.6%
Southwest Airlines Co.:
5.125%, 3–1–17	5,000	5,136
2.650%, 11–5–20	6,000	6,193

		11,329

Environmental & Facilities Services – 1.7%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	15,370
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	10,000	10,841
4.750%, 6–30–20	1,675	1,877
7.100%, 8–1–26	2,450	3,289

		31,377

Industrial Conglomerates – 1.3%
Fortive Corp. (GTD by Danaher Corp.),
2.350%, 6–15–21 (A)	7,700	7,814
General Electric Capital Corp.,
5.012%, 1–1–24	14,657	16,430

		24,244

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	9,249	9,697

Total Industrials – 6.7%		125,741
Information Technology

Application Software – 0.6%
Michael Baker International LLC,
8.250%, 10–15–18 (A)	12,393	12,021

Communications Equipment – 0.6%
Cisco Systems, Inc.:
2.200%, 2–28–21	4,050	4,173
2.600%, 2–28–23	5,920	6,239
Harris Corp.,
2.700%, 4–27–20	1,094	1,109

		11,521

Data Processing & Outsourced Services – 1.7%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,683
6.375%, 4–1–20 (A)	6,000	6,045
Visa, Inc.,
2.800%, 12–14–22	18,500	19,520

		32,248

Electronic Equipment & Instruments – 0.2%
FLIR Systems, Inc.,
3.125%, 6–15–21	4,250	4,367

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc.,
7.750%, 7–15–16	12,676	12,689

Semiconductor Equipment – 0.5%
Lam Research Corp.,
2.800%, 6–15–21	8,500	8,703

Semiconductors – 0.2%
Intel Corp.,
2.450%, 7–29–20	4,000	4,160

Systems Software – 0.9%
CA, Inc.,
5.375%, 12–1–19	8,297	9,118
Microsoft Corp.,
2.000%, 11–3–20	8,000	8,205

		17,323

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.,
1.550%, 2–7–20	12,400	12,493

Total Information Technology – 6.1%		115,525
Materials

Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.250%, 11–15–20	7,049	7,705

Specialty Chemicals – 0.8%
Methanex Corp.,
3.250%, 12–15–19	14,669	14,247

Total Materials – 1.2%		21,952
Telecommunication Services

Integrated Telecommunication Services – 1.6%
AT&T, Inc.:
5.875%, 10–1–19	3,900	4,412
5.200%, 3–15–20	3,000	3,357
3.600%, 2–17–23	14,500	15,178
CC Holdings GS V LLC,
2.381%, 12–15–17	8,335	8,443

		31,390

Wireless Telecommunication Service – 1.6%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,608
5.900%, 11–1–21	14,500	16,874
3.375%, 10–15–26	5,350	5,381
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,830	5,020

		29,883

Total Telecommunication Services – 3.2%		61,273
Utilities

Electric Utilities – 1.9%
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19 (A)	4,000	4,046
Entergy Mississippi, Inc.,
2.850%, 6–1–28	5,875	5,972
Entergy Texas, Inc.,
2.550%, 6–1–21	7,225	7,462
Kansas City Power & Light Co.,
7.150%, 4–1–19	13,555	15,578
National Rural Utilities Cooperative Finance Corp.,
1.650%, 2–8–19	3,600	3,643

		36,701

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	12,133
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	5,850	5,842

		17,975

Total Utilities – 2.9%		54,676

TOTAL CORPORATE DEBT SECURITIES – 60.9%		$1,149,511
(Cost: $1,128,030)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	2,500	2,781

Other – 0.2%
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B,
2.585%, 7–15–30 (A)(B)	3,942	3,841

TOTAL MORTGAGE-BACKED SECURITIES – 0.4%		$6,622
(Cost: $6,677)

MUNICIPAL BONDS – TAXABLE
California – 0.8%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	7,170	7,801
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	7,615	7,791

		15,592

Hawaii – 0.2%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A,
3.335%, 8–1–16	2,600	2,606

TOTAL MUNICIPAL BONDS – TAXABLE – 1.0%		$18,198
(Cost: $18,011)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.2%
Federal Home Loan Bank:
4.780%, 1–25–17	820	822
1.900%, 4–12–23	12,270	12,361
2.750%, 3–2–26	10,000	10,016
2.500%, 4–27–26	13,735	13,805
2.000%, 4–21–31	5,000	5,001

		42,005

Mortgage-Backed Obligations – 20.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
3.669%, 2–25–22 (A)(B)	4,000	3,920
4.000%, 6–15–26	12,245	13,335
5.000%, 12–15–34	508	570
5.045%, 7–25–44 (A)(B)	5,870	6,132
5.116%, 8–25–44 (A)(B)	6,990	7,716
4.302%, 9–25–44 (A)(B)	8,200	8,491
4.490%, 12–25–44 (A)(B)	17,000	18,495
3.883%, 2–25–45 (A)(B)	8,500	8,783
4.344%, 1–25–46 (A)(B)	5,958	6,433
4.595%, 11–25–46 (A)(B)	8,000	8,801
5.341%, 2–25–47 (A)(B)	5,120	5,731
4.436%, 7–25–48 (A)(B)	5,200	5,245
4.572%, 12–25–48 (A)(B)	18,196	19,662
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	418	441
3.000%, 8–1–28	11,256	11,824
3.000%, 9–1–28	10,958	11,511
3.500%, 1–1–29	2,104	2,230
3.000%, 1–1–33	7,271	7,693
3.000%, 1–15–42	4,097	4,266
3.000%, 5–15–44	3,573	3,769
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	581	594
2.500%, 8–27–27	5,000	5,003
3.510%, 4–25–29	11,750	11,983
2.375%, 2–24–31	8,500	8,515
2.000%, 4–25–39	9,074	9,096
2.000%, 6–25–39	22,898	23,227
2.000%, 4–25–40	6,675	6,748
2.500%, 11–25–45	17,208	17,726
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	519	526
0.875%, 10–26–17	15,000	15,054
4.514%, 12–1–19	10,990	12,015
4.643%, 7–1–20	9,741	10,688
4.380%, 6–1–21	14,160	15,818
5.500%, 10–1–21	1,665	1,771
5.450%, 10–18–21	8,028	8,148
5.500%, 2–1–22	872	926
6.000%, 7–1–22	673	741
3.500%, 8–1–26	5,529	5,871
3.000%, 7–1–28	10,540	11,066
2.000%, 10–25–41	16,023	16,221
2.000%, 12–25–42	2,559	2,616
2.500%, 7–25–45	3,531	3,649
2.500%, 9–25–45	5,590	5,786
2.500%, 12–25–45	16,657	17,161
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	8,677	8,698

Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	9,595	10,059

		384,754

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 22.6%		$426,759
(Cost: $421,756)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.3%
U.S. Treasury Notes:
0.625%, 9–30–17	100,000	100,105
2.750%, 2–28–18	35,000	36,254
1.375%, 8–31–20	20,000	20,370
2.000%, 8–15–25	17,000	17,781

		174,510

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.3%		$174,510
(Cost: $172,601)

SHORT-TERM SECURITIES
Commercial Paper (C) – 4.0%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.400%, 7–6–16	8,000	8,000
Baxter International, Inc.,
0.630%, 7–6–16	4,000	4,000
Becton Dickinson & Co.,
0.730%, 7–12–16	6,150	6,148
BMW U.S. Capital LLC (GTD by BMW AG),
0.390%, 7–13–16	5,000	4,999
BorgWarner, Inc.,
0.700%, 7–6–16	5,000	4,999
CVS Health Corp.,
0.630%, 7–1–16	10,000	10,000
Emerson Electric Co.,
0.410%, 7–8–16	16,500	16,499
NBCUniversal Enterprise, Inc.,
0.750%, 7–20–16	13,650	13,644
Northern Illinois Gas Co.,
0.420%, 7–1–16	2,782	2,782
Virginia Electric and Power Co.,
0.650%, 7–19–16	5,000	4,998

		76,069

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (D)	13,267	13,267

TOTAL SHORT-TERM SECURITIES – 4.7%		$89,336
(Cost: $89,338)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,880,628
(Cost: $1,851,867)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		5,787

NET ASSETS – 100.0%		$1,886,415

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $339,659 or 18.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(C)	Rate shown is the yield to maturity at June 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$12,154	$3,538
Corporate Debt Securities	—	1,149,511	—
Mortgage-Backed Securities	—	6,622	—
Municipal Bonds	—	18,198	—
United States Government Agency Obligations	—	426,759	—
United States Government Obligations	—	174,510	—
Short-Term Securities	—	89,336	—
Total	$—	$1,877,090	$3,538

During the period ended June 30, 2016, there were no transfers between any levels.

The	following acronyms are used throughout this schedule:

CMO	= Collateralized Mortgage Obligation

GTD	= Guaranteed

REMIC	= Real Estate Mortgage Investment Conduit

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,851,867

Gross unrealized appreciation	30,525
Gross unrealized depreciation	(1,764)

Net unrealized appreciation	$28,761

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	1,360	$19,764
Ivy European Opportunities Fund, Class I	1,397	36,165
Ivy Global Growth Fund, Class I	1,244	48,317
Ivy Global Income Allocation Fund, Class I	2,178	30,498
Ivy International Core Equity Fund, Class I	3,525	56,083

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$190,827
(Cost: $162,650)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (A)	$331	331

TOTAL SHORT-TERM SECURITIES – 0.2%		$331
(Cost: $331)

TOTAL INVESTMENT SECURITIES – 100.0%		$191,158
(Cost: $162,981)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		18

NET ASSETS – 100.0%		$191,176

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$190,827	$—	$—
Short-Term Securities	—	331	—
Total	$190,827	$331	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$162,981

Gross unrealized appreciation	28,177
Gross unrealized depreciation	—

Net unrealized appreciation	$28,177

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Auto Parts & Equipment – 2.1%
Motorcar Parts of America, Inc. (A)	121	$3,286

Broadcasting – 1.4%
Entravision Communications Corp.	337	2,266

Education Services – 1.9%
2U, Inc. (A)	102	2,991

Home Improvement Retail – 4.3%
Tile Shop Holdings, Inc. (A)	340	6,761

Leisure Products – 3.0%
Nautilus Group, Inc. (The)(A)	263	4,699

Restaurants – 2.2%
Kona Grill, Inc. (A)	221	2,366
Potbelly Corp. (A)	91	1,146

		3,512

Specialty Stores – 2.0%
DAVIDsTEA, Inc. (A)	11	155
Sportsman’s Warehouse Holdings, Inc. (A)	368	2,967

		3,122

Total Consumer Discretionary – 16.9%		26,637
Consumer Staples

Packaged Foods & Meats – 1.5%
Inventure Foods, Inc. (A)	307	2,398

Personal Products – 1.0%
Inter Parfums, Inc.	54	1,534

Total Consumer Staples – 2.5%		3,932
Energy

Oil & Gas Equipment & Services – 1.4%
Natural Gas Services Group, Inc. (A)	97	2,220

Oil & Gas Exploration & Production – 2.1%
Earthstone Energy, Inc. (A)	92	991
Laredo Petroleum Holdings, Inc. (A)	103	1,074
Rice Energy, Inc. (A)	148	1,309

		3,374

Total Energy – 3.5%		5,594
Financials

Asset Management & Custody Banks – 2.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147	3,173

Health Care REITs – 1.5%
Community Healthcare Trust, Inc.	112	2,362

Mortgage REITs – 0.5%
American Capital Mortgage Investment Corp.	51	798

Total Financials – 4.0%		6,333
Health Care

Biotechnology – 1.1%
Natera, Inc. (A)	137	1,658

Health Care Equipment – 5.2%
Avinger, Inc. (A)	163	1,946
AxoGen, Inc. (A)	145	996
K2M Group Holdings, Inc. (A)	229	3,553
Oxford Immunotec Global plc (A)	188	1,693

		8,188

Health Care Services – 2.7%
Adeptus Health, Inc., Class A (A)	44	2,287
American Renal Associates Holdings, Inc. (A)	67	1,939

		4,226

Health Care Supplies – 4.9%
Endologix, Inc. (A)	303	3,773
ICU Medical, Inc. (A)	36	4,002

		7,775

Health Care Technology – 6.4%
Evolent Health, Inc., Class A (A)	129	2,484
Imprivata, Inc. (A)	292	4,085
Omnicell, Inc. (A)	104	3,561

		10,130

Pharmaceuticals – 5.4%
Aerie Pharmaceuticals, Inc. (A)	140	2,469
Intersect ENT, Inc. (A)	215	2,783
Intra-Cellular Therapies, Inc. (A)	69	2,694
Revance Therapeutics, Inc. (A)	44	601

		8,547

Total Health Care – 25.7%		40,524
Industrials

Building Products – 2.8%
American Woodmark Corp. (A)	28	1,879
PGT, Inc. (A)	253	2,610

		4,489

Construction & Engineering – 2.6%
MYR Group, Inc. (A)	171	4,127

Heavy Electrical Equipment – 0.8%
Power Solutions International, Inc. (A)	68	1,210

Total Industrials – 6.2%		9,826
Information Technology

Application Software – 2.5%
Zix Corp. (A)	1,049	3,933

Communications Equipment – 1.1%
Oclaro, Inc. (A)	363	1,773

Electronic Manufacturing Services – 1.9%
Mercury Computer Systems, Inc. (A)	120	2,991

Internet Software & Services – 13.9%
comScore, Inc. (A)	117	2,801
Cornerstone OnDemand, Inc. (A)	127	4,826
LogMeIn, Inc. (A)	76	4,813
Q2 Holdings, Inc. (A)	147	4,124
SPS Commerce, Inc. (A)	88	5,350

		21,914

Semiconductor Equipment – 1.9%
PDF Solutions, Inc. (A)	216	3,023

Semiconductors – 4.2%
Acacia Communications, Inc. (A)	74	2,945
NVE Corp.	63	3,707

		6,652

Systems Software – 1.0%
SecureWorks Corp., Class A (A)	114	1,602

Total Information Technology – 26.5%		41,888
Materials

Specialty Chemicals – 3.0%
Flotek Industries, Inc. (A)	356	4,695

Total Materials – 3.0%		4,695
Telecommunication Services

Alternative Carriers – 4.4%
8x8, Inc. (A)	474	6,918

Integrated Telecommunication Services – 2.0%
GTT Communications, Inc. (A)	170	3,145

Wireless Telecommunication Service – 1.5%
RingCentral, Inc., Class A (A)	125	2,473

Total Telecommunication Services – 7.9%		12,536

TOTAL COMMON STOCKS – 96.2%		$151,965
(Cost: $138,148)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.0%
Kroger Co. (The),
0.570%, 7–1–16	$3,141	3,141

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (C)	1,911	1,911

TOTAL SHORT-TERM SECURITIES – 3.2%		$5,052
(Cost: $5,052)

TOTAL INVESTMENT SECURITIES – 99.4%		$157,017
(Cost: $143,200)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,026

NET ASSETS – 100.0%		$158,043

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$151,965	$—	$—
Short-Term Securities	—	5,052	—
Total	$151,965	$5,052	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$143,200

Gross unrealized appreciation	23,861
Gross unrealized depreciation	(10,044)

Net unrealized appreciation	$13,817

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 1.1%
DSW, Inc., Class A	1,449	$30,681

Apparel, Accessories & Luxury Goods – 3.9%
Burberry Group plc (A)	1,949	30,314
Kate Spade & Co. (B)	1,634	33,684
lululemon athletica, Inc. (B)	469	34,657
Under Armour, Inc., Class A (B)	321	12,870

		111,525

Auto Parts & Equipment – 1.3%
BorgWarner, Inc.	1,228	36,247

Homebuilding – 1.8%
D.R. Horton, Inc.	1,634	51,441

Homefurnishing Retail – 2.7%
Bed Bath & Beyond, Inc.	905	39,123
Williams-Sonoma, Inc.	742	38,664

		77,787

Internet Retail – 1.2%
TripAdvisor, Inc. (B)	513	32,996

Leisure Products – 3.8%
Mattel, Inc. (C)	1,801	56,340
Polaris Industries, Inc.	643	52,554

		108,894

Restaurants – 1.8%
Dunkin’ Brands Group, Inc. (C)	1,204	52,515

Specialty Stores – 3.6%
Tiffany & Co.	708	42,927
Tractor Supply Co.	657	59,870

		102,797

Total Consumer Discretionary – 21.2%		604,883
Consumer Staples

Food Retail – 1.8%
Whole Foods Market, Inc.	1,592	50,967

Packaged Foods & Meats – 5.7%
Blue Buffalo Pet Products, Inc. (B)	1,394	32,543
Hain Celestial Group, Inc. (The) (B)	1,153	57,355
Mead Johnson Nutrition Co. (C)	809	73,380

		163,278

Total Consumer Staples – 7.5%		214,245
Energy

Oil & Gas Exploration & Production – 5.2%
Cabot Oil & Gas Corp.	1,173	30,185
Cimarex Energy Co.	300	35,769
Continental Resources, Inc. (B)	1,043	47,195
Noble Energy, Inc.	975	34,987

		148,136

Total Energy – 5.2%		148,136
Financials

Asset Management & Custody Banks – 3.3%
Northern Trust Corp.	987	65,391
Oaktree Capital Group LLC	615	27,529

		92,920

Insurance Brokers – 1.5%
Willis Towers Watson plc	342	42,493

Regional Banks – 3.3%
First Republic Bank	712	49,813
Signature Bank (B)	365	45,556

		95,369

Specialized Finance – 2.5%
CME Group, Inc.	728	70,879

Total Financials – 10.6%		301,661
Health Care

Biotechnology – 4.6%
ACADIA Pharmaceuticals, Inc. (B)	659	21,390
Alkermes plc (B)	975	42,152
BioMarin Pharmaceutical, Inc. (B)	489	38,065

Medivation, Inc. (B)	485	29,218

		130,825

Health Care Distributors – 1.0%
Henry Schein, Inc. (B)	161	28,490

Health Care Equipment – 4.7%
Edwards Lifesciences Corp. (B)	500	49,911
Intuitive Surgical, Inc. (B)	130	86,083

		135,994

Health Care Facilities – 0.8%
Acadia Healthcare Co., Inc. (B)	422	23,389

Health Care Services – 2.4%
Diplomat Pharmacy, Inc. (B)	712	24,930
Laboratory Corp. of America Holdings (B)	329	42,873

		67,803

Health Care Supplies – 1.5%
Align Technology, Inc. (B)	525	42,294

Pharmaceuticals – 2.9%
Zoetis, Inc.	1,765	83,787

Total Health Care – 17.9%		512,582
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	1,155	56,632

Building Products – 2.7%
A. O. Smith Corp.	240	21,150
Fortune Brands Home & Security, Inc. (C)	987	57,243

		78,393

Electrical Components & Equipment – 0.8%
Generac Holdings, Inc. (B)	685	23,965

Industrial Machinery – 2.4%
IDEX Corp.	541	44,419
Woodward, Inc.	396	22,851

		67,270

Research & Consulting Services – 4.3%
CoStar Group, Inc. (B)	359	78,414
Verisk Analytics, Inc., Class A (B)	553	44,868

		123,282

Trading Companies & Distributors – 3.6%
Fastenal Co. (C)	2,288	101,586

Total Industrials – 15.8%		451,128
Information Technology

Application Software – 3.2%
ANSYS, Inc. (B)	464	42,066
Ellie Mae, Inc. (B)	236	21,609
Guidewire Software, Inc. (B)	474	29,279

		92,954

Communications Equipment – 1.7%
Harris Corp.	572	47,727

Electronic Manufacturing Services – 1.7%
Trimble Navigation Ltd. (B)	1,965	47,864

Home Entertainment Software – 2.5%
Electronic Arts, Inc. (B)(C)	947	71,736

Internet Software & Services – 3.9%
Akamai Technologies, Inc. (B)	264	14,754
GrubHub, Inc. (B)	1,333	41,411
Pandora Media, Inc. (B)	4,580	57,023

		113,188

Semiconductors – 3.5%
Maxim Integrated Products, Inc.	730	26,047
Microchip Technology, Inc.	1,395	70,801
Monolithic Power Systems, Inc.	34	2,312

		99,160

Systems Software – 3.5%
Red Hat, Inc. (B)	668	48,476
ServiceNow, Inc. (B)	783	51,965

		100,441

Total Information Technology – 20.0%		573,070

Materials

Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	503	35,157

Total Materials – 1.2%		35,157

TOTAL COMMON STOCKS – 99.4%		$2,840,862
(Cost: $2,519,771)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Alkermes plc, Put $38.00, Expires 8–19–16, OTC (Ctrpty: Goldman Sachs International)	3,505	386

TOTAL PURCHASED OPTIONS – 0.0%		$386
(Cost: $999)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 0.9%
J.M. Smucker Co. (The),
0.620%, 7–6–16	$8,000	7,999
Kroger Co. (The):
0.570%, 7–1–16	5,184	5,184
0.600%, 7–5–16	7,000	6,999
Wisconsin Electric Power Co.,
0.480%, 7–5–16	4,000	4,000

		24,182

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (E)	1,184	1,184

TOTAL SHORT-TERM SECURITIES – 0.9%		$25,366
(Cost: $25,366)

TOTAL INVESTMENT SECURITIES – 100.3%		$2,866,614
(Cost: $2,546,136)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(9,595)

NET ASSETS – 100.0%		$2,857,019

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $13,671 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at June 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alkermes plc	Goldman Sachs International	Put	3,505	August 2016	$30.00	$191	$(44)
	Goldman Sachs International	Call	3,505	August 2016	52.00	474	(222)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	2,887	August 2016	85.00	8,075	(14,868)
Signature Bank	Citibank N.A.	Call	1,897	September 2016	145.00	829	(171)
						$9,569	$(15,305)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$574,569	$30,314	$—
Consumer Staples	214,245	—	—
Energy	148,136	—	—
Financials	301,661	—	—
Health Care	512,582	—	—
Industrials	451,128	—	—
Information Technology	573,070	—	—
Materials	35,157	—	—
Total Common Stocks	$2,810,548	$30,314	$—
Purchased Options	—	386	—
Short-Term Securities	—	25,366	—
Total	$2,810,548	$56,066	$—
Liabilities
Written Options	$—	$15,305	$—

During the period ended June 30, 2016, securities totaling $38,875 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,546,136

Gross unrealized appreciation	607,334
Gross unrealized depreciation	(286,856)

Net unrealized appreciation	$320,478

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 2.7%
Limited Brands, Inc.	68	$4,564

Consumer Electronics – 0.8%
Garmin Ltd.	30	1,273

Home Furnishings – 2.7%
Leggett & Platt, Inc.	89	4,530

Leisure Products – 5.7%
Mattel, Inc.	151	4,738
Polaris Industries, Inc.	56	4,574

		9,312

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	130	4,748

Restaurants – 2.7%
Cracker Barrel Old Country Store, Inc.	27	4,556

Total Consumer Discretionary – 17.4%		28,983
Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	34	4,640

Packaged Foods & Meats – 2.8%
Kellogg Co.	58	4,720

Total Consumer Staples – 5.6%		9,360
Energy

Oil & Gas Drilling – 2.7%
Helmerich & Payne, Inc.	67	4,499

Oil & Gas Storage & Transportation – 5.4%
Plains All American Pipeline L.P.	166	4,561
Targa Resources Corp.	107	4,508

		9,069

Total Energy – 8.1%		13,568
Financials

Asset Management & Custody Banks – 0.9%
Artisan Partners Asset Management, Inc.	52	1,450

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	99	4,726

Regional Banks – 8.4%
BankUnited, Inc.	156	4,778
Glacier Bancorp, Inc.	173	4,590
Umpqua Holdings Corp.	297	4,598

		13,966

Total Financials – 12.1%		20,142
Health Care

Health Care Equipment – 2.7%
Becton Dickinson & Co.	27	4,540

Health Care Facilities – 2.7%
HealthSouth Corp.	116	4,507

Health Care Supplies – 2.8%
Cardinal Health, Inc.	59	4,585

Total Health Care – 8.2%		13,632
Industrials

Commercial Printing – 2.7%
Corrections Corp. of America	131	4,584

Diversified Support Services – 2.8%
KAR Auction Services, Inc.	113	4,705

Electrical Components & Equipment – 2.8%
Rockwell Automation, Inc.	40	4,646

Environmental & Facilities Services – 2.8%
Republic Services, Inc., Class A	90	4,624

Office Services & Supplies – 5.5%
Avery Dennison Corp.	62	4,599
HNI Corp.	100	4,657

		9,256

Total Industrials – 16.6%		27,815
Information Technology

Communications Equipment – 2.7%
Harris Corp.	54	4,521

Data Processing & Outsourced Services – 5.6%
Broadridge Financial Solutions, Inc.	70	4,561
Paychex, Inc.	81	4,837

		9,398

Semiconductors – 8.3%
Maxim Integrated Products, Inc.	129	4,614
Microchip Technology, Inc.	91	4,614
Xilinx, Inc.	100	4,603

		13,831

Total Information Technology – 16.6%		27,750
Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	66	4,622

Paper Packaging – 2.8%
Sonoco Products Co.	93	4,632

Specialty Chemicals – 2.7%
RPM International, Inc.	94	4,676

Total Materials – 8.3%		13,930
Utilities

Water Utilities – 2.9%
American Water Works Co., Inc.	57	4,798

Total Utilities – 2.9%		4,798

TOTAL COMMON STOCKS – 95.8%		$159,978
(Cost: $142,477)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 0.6%
CVS Health Corp.,
0.630%, 7–1–16	$1,083	1,083

Master Note – 4.4%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (B)	7,326	7,326

TOTAL SHORT-TERM SECURITIES – 5.0%		$8,409
(Cost: $8,409)

TOTAL INVESTMENT SECURITIES – 100.8%		$168,387
(Cost: $150,886)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(1,316)

NET ASSETS – 100.0%		$167,071

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$159,978	$—	$—
Short-Term Securities	—	8,409	—
Total	$159,978	$8,409	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$150,886

Gross unrealized appreciation	18,956
Gross unrealized depreciation	(1,455)

Net unrealized appreciation	$17,501

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.800%, 7–14–16 (A)	$2,100	$2,100
0.800%, 7–22–16 (A)	3,500	3,500
0.800%, 7–22–16 (A)	1,000	1,000
Bank of America N.A.,
0.670%, 7–6–16	1,700	1,700
Bank of Montreal:
0.800%, 7–7–16 (A)	2,500	2,500
0.790%, 7–17–16 (A)	3,000	3,000
BMO Harris Bank N.A.,
0.790%, 7–7–16 (A)	2,500	2,500
Toyota Motor Credit Corp.,
0.750%, 7–18–16 (A)	3,500	3,500

Total Certificate Of Deposit – 10.6%		19,800
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.460%, 7–13–16	1,000	1,000
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.510%, 8–4–16	1,000	999
0.530%, 8–22–16	1,875	1,874
Archer Daniels Midland Co.,
0.420%, 7–18–16	750	750
BMW U.S. Capital LLC (GTD by BMW AG),
0.500%, 8–9–16	1,400	1,399
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.490%, 7–27–16	1,500	1,499
Coca-Cola Co. (The),
0.710%, 10–13–16	3,500	3,493
Corporacion Andina de Fomento:
0.810%, 10–5–16	2,600	2,594
0.810%, 10–14–16	3,400	3,392
CVS Health Corp.,
0.630%, 7–1–16	920	920
DTE Energy Co. (GTD by Detroit Edison Co.),
0.700%, 7–7–16	920	920
Essilor International S.A.:
0.450%, 7–11–16	2,000	2,000
0.570%, 7–18–16	2,200	2,199
0.560%, 7–19–16	1,000	1,000
0.630%, 8–8–16	2,500	2,498
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.410%, 7–14–16	3,000	2,999
0.430%, 7–18–16	3,000	2,999
0.630%, 8–22–16	3,000	2,997
J.M. Smucker Co. (The),
0.620%, 7–6–16	920	920
Kroger Co. (The),
0.650%, 7–6–16	920	920
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.720%, 8–4–16	750	749
0.660%, 8–8–16	4,700	4,697
0.740%, 8–17–16	1,500	1,498
0.680%, 10–4–16	1,300	1,298
Novartis Securities Investment Ltd. (GTD by Novartis AG),
0.430%, 7–8–16	1,550	1,550
Pfizer, Inc.,
0.500%, 8–15–16	2,500	2,498
Rabobank Nederland,
0.800%, 10–12–16	2,350	2,345
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.640%, 7–29–16	9,000	8,995
Rockwell Automation, Inc.:
0.440%, 7–5–16	1,000	1,000
0.610%, 7–6–16	3,000	3,000
0.420%, 7–11–16	2,500	2,500
St. Jude Medical, Inc.,
0.650%, 7–1–16	920	920
Total Capital Canada Ltd. (GTD by Total S.A.),
0.560%, 7–21–16	2,775	2,774
Toyota Motor Credit Corp.,
0.690%, 7–15–16 (A)	2,600	2,600
Wisconsin Electric Power Co.:
0.480%, 7–5–16	1,112	1,112
0.450%, 7–6–16	1,500	1,500
0.600%, 7–7–16	1,000	1,000
Wisconsin Gas LLC,
0.430%, 7–11–16	2,500	2,500

Total Commercial Paper – 42.6%		79,908

Master Note
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (A)	2,918	2,918

Total Master Note – 1.6%		2,918
Notes
Banco del Estado de Chile,
0.800%, 7–26–16 (A)	4,500	4,500
Bank of Nova Scotia (The),
1.150%, 7–15–16 (A)	1,500	1,500
BMO Harris Bank N.A.,
0.900%, 7–18–16 (A)	3,000	3,000
General Electric Co. (GTD by General Electric Co.),
0.800%, 8–13–16 (A)	500	500
JPMorgan Chase Bank N.A.:
0.840%, 7–22–16 (A)	1,250	1,250
0.880%, 9–7–16 (A)	3,550	3,550
Royal Bank of Canada:
0.880%, 7–14–16 (A)	1,500	1,500
0.850%, 7–20–16	850	851
0.670%, 9–6–16 (A)	1,000	1,000
Wells Fargo Bank N.A.:
0.700%, 7–20–16 (A)	2,000	2,000
0.720%, 7–20–16 (A)	1,600	1,600
0.780%, 8–9–16 (A)	1,500	1,500
0.770%, 9–14–16 (A)	1,800	1,800

Total Notes – 13.1%		24,551

TOTAL CORPORATE OBLIGATIONS – 67.9%		$127,177
(Cost: $127,177)

MUNICIPAL OBLIGATIONS
California – 2.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA),
0.450%, 7–7–16 (A)	700	700
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.550%, 7–19–16	3,900	3,900

		4,600

Colorado – 1.6%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.450%, 7–7–16 (A)	2,700	2,700
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.620%, 7–7–16 (A)	250	250

		2,950

Georgia – 2.7%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.450%, 7–7–16	5,000	5,000

Kansas – 1.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.390%, 7–1–16 (A)	2,040	2,040

Louisiana – 2.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–1–16 (A)	2,911	2,911

Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.390%, 7–1–16 (A)	1,000	1,000

		3,911

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.390%, 7–7–16 (A)	1,900	1,900

Michigan – 1.3%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.400%, 7–1–16 (A)	2,500	2,500

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.450%, 7–7–16 (A)	950	950

New Jersey – 0.5%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.450%, 7–7–16 (A)	1,045	1,045

New York – 1.4%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC),
0.450%, 7–7–16 (A)	500	500
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.430%, 7–7–16 (A)	500	500
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.410%, 7–7–16 (A)	1,644	1,644

		2,644

Ohio – 0.2%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.420%, 7–7–16 (A)	300	300

Tennessee – 0.4%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.410%, 7–7–16 (A)	760	760

Texas – 2.1%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–1–16 (A)	1,000	1,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–1–16 (A)	2,925	2,925

		3,925

Wyoming – 0.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.390%, 7–1–16 (A)	1,283	1,283

TOTAL MUNICIPAL OBLIGATIONS – 18.0%		$33,808
(Cost: $33,808)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 14.5%
Federal Home Loan Bank,
0.720%, 2–17–17	2,500	2,500
Overseas Private Investment Corp. (GTD by U.S. Government):
0.360%, 7–6–16 (A)	4,086	4,086
0.410%, 7–6–16 (A)	2,662	2,662
0.420%, 7–6–16 (A)	2,000	2,000
0.350%, 7–7–16 (A)	2,600	2,600
0.360%, 7–7–16 (A)	6,138	6,138
0.390%, 7–7–16 (A)	2,500	2,500
0.420%, 7–7–16 (A)	4,550	4,550

		27,036

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 14.5%		$27,036
(Cost: $27,036)

TOTAL INVESTMENT SECURITIES – 100.4%		$188,021
(Cost: $188,021)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(717)

NET ASSETS – 100.0%		$187,304

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at June 30, 2016.
Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$127,177	$—
Municipal Obligations	—	33,808	—
United States Government and Government Agency Obligations	—	27,036	—
Total	$—	$188,021	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$188,021

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Financials

Registered Investment Companies – 2.8%
iShares National AMT-Free Muni Bond ETF	60	$6,848

Total Financials – 2.8%		6,848

TOTAL COMMON STOCKS – 2.8%		$6,848
(Cost: $6,678)

MUNICIPAL BONDS	Principal
Alabama – 0.9%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	553
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	861
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	827

		2,241

Arizona – 0.9%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,131
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	560
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	584

		2,275

Arkansas – 0.4%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11–1–37	745	943

California – 10.7%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
1.219%, 4–1–45 (A)	1,000	1,000
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.535%, 4–1–45 (A)	1,500	1,490
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	345	399
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	513
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6–1–36	1,000	1,160
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	415	439
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	375	415

CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	528
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,365	1,603
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,825
5.250%, 10–1–29	500	573
6.500%, 4–1–33	1,000	1,159
6.000%, 11–1–39	500	585
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,440
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6–1–34	1,190	1,499
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	543
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,215
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	909
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	564
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	670	819
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	297
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	281
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	652
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E,
6.000%, 10–1–25	445	531
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	590
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8–1–37 (B)	1,455	796
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	554
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	605
5.000%, 12–1–24	500	601
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11–1–38	500	625
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	99
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	372

		25,681

Colorado – 1.7%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	552

City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	577
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	564
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	538
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	325
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	435	532
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	892

		3,980

Connecticut – 0.6%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	400
CT GO Bonds, Ser 2012D,
1.330%, 9–15–19 (A)	1,000	1,007

		1,407

District Of Columbia – 1.1%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,086
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	882
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	500	684

		2,652

Florida – 5.4%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	586
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	549
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	400	417
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	300	357
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	613
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	738
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	571
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	581
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	556
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	620
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	526
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	655
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10–1–37	2,005	2,439
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,218

Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	868
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	543
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	577
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	500	590

		13,004

Georgia – 1.0%
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.791%, 1–1–24 (A)	2,000	1,940
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	551

		2,491

Hawaii – 1.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,175
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,848

		3,023

Illinois – 5.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.000%, 5–1–26	165	167
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	573
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,215
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,741
City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
5.000%, 11–1–30	500	604
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10–1–41	2,410	2,913
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	557
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	548
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	440
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,000	1,055
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	695	849
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	300	363
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	1,100	1,291
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B,
5.000%, 1–1–37	500	613
State of IL GO Bonds,
5.500%, 7–1–26	500	578

		13,507

Indiana – 1.0%
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	125	126

IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C,
5.000%, 7–1–17	500	522
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1–1–39	1,000	1,233
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM),
5.250%, 1–15–32	500	530

		2,411

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,078
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	750	778

		1,856

Kansas – 0.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	528
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,202

		1,730

Kentucky – 1.2%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	556
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	582
6.500%, 3–1–45	675	790
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	545
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	330

		2,803

Louisiana – 2.1%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	598
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	887
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	560
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	1,500	1,792
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,157

		4,994

Maine – 1.2%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,799

Maryland – 0.7%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	569
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
1.136%, 5–15–38 (A)	995	994

		1,563

Massachusetts – 0.5%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	485	547
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	640	682

		1,229

Michigan – 3.3%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	538
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5–1–35	500	604
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011,
5.500%, 6–1–21	1,000	1,065
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	500	588
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	500	617
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	750	862
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11–15–32	2,000	2,475
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC):
0.000%, 10–15–22 (B)	560	420
0.000%, 10–15–22 (B)	440	330
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	334

		7,833

Minnesota – 0.2%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	567

Mississippi – 0.4%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	858

Missouri – 4.5%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	141
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	844
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	859
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4–1–40	2,000	2,387
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A,
5.000%, 12–1–37	1,000	1,208
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12–1–40	1,000	1,223
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	361
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	500	502

St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,257
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	1,211
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	206
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4–1–18	100	103
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	512

		10,814

Nebraska – 1.0%
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,223
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2–1–41	1,000	1,220

		2,443

Nevada – 0.5%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	603
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	77
6.250%, 12–1–17	270	292
6.500%, 12–1–18	290	330

		1,302

New Hampshire – 0.4%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	174
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	596
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	210	216

		986

New Jersey – 3.1%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	969
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H,
1.310%, 2–1–17 (A)	2,000	1,986
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	555
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	500	554
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	591
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	566

NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	2,000	694
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	600
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	509
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	522

		7,546

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	225	227
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	65	67

		294

New York – 8.6%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7–1–35	750	912
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	750	921
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9–1–39	1,500	1,805
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,500	1,849
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11–15–41	500	618
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	1,000	1,243
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.780%, 7–1–29 (A)	1,300	1,204
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
1.133%, 12–1–23 (A)	1,380	1,314
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.683%, 5–1–34 (A)	2,000	1,793
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,238
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	415	439
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	415
0.000%, 3–1–26 (B)	500	400
0.000%, 3–1–27 (B)	500	387
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	1,500	1,858
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
5.000%, 7–15–37	1,000	1,244
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	400	495

Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	546
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,872

		20,553

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	110	119
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (B)	500	267
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	576

		962

Ohio – 0.6%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	583
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	416
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	370	386

		1,385

Oklahoma – 0.4%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	980

Oregon – 0.6%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	280
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three,
5.000%, 7–1–34	1,000	1,238

		1,518

Pennsylvania – 3.4%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	255
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
3.000%, 1–1–17	455	458
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	687
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	570
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	844
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	566
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	844
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2,
5.750%, 12–1–28	1,500	1,785
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6–1–38	1,000	1,194
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	456
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	490

		8,149

Rhode Island – 0.2%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	350	370

South Carolina – 0.5%
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A,
5.000%, 12–1–29	1,000	1,243

Tennessee – 0.6%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	862
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	539

		1,401

Texas – 7.0%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	321
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Counties), Ser 2014,
5.000%, 11–15–39	1,000	1,171
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	383
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	606
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	569
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	1,000	1,042
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	515
Harris Cnty Cultural Edu Fac Fin Corp., Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	203
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	1,000	1,044
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,240
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	573
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
1.010%, 5–15–34 (A)	500	500
Howard Cnty, TX, GO Bonds, Ser 2008,
4.650%, 2–15–24	505	538
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	548
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	365	378
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	2,000	1,355
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A,
6.000%, 1–1–25	500	540
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	537

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	258
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A,
5.250%, 11–15–35	400	440
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	352
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,020
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	591
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	923
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,197

		16,844

Utah – 0.3%
Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	196
2.000%, 10–15–17	465	472

		668

Virgin Islands – 0.7%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	557
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	1,116

		1,673

Virginia – 0.4%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	572
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	273

		845

Washington – 0.4%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	300	363
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	525

		888

West Virginia – 0.2%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	568

Wisconsin – 1.1%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,128
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	750	923
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	577

		2,628

Wyoming – 0.5%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.950%, 12–1–30	725	785
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	533

		1,318

TOTAL MUNICIPAL BONDS – 77.2%		$185,225
(Cost: $167,699)

SHORT-TERM SECURITIES
Commercial Paper (C) – 5.1%
Becton Dickinson & Co.,
0.760%, 7–27–16	3,000	2,998
J.M. Smucker Co. (The),
0.620%, 7–6–16	3,999	3,999
Kroger Co. (The),
0.570%, 7–1–16	2,180	2,180
W.W. Grainger, Inc.,
0.380%, 7–27–16	3,000	2,999

		12,176

Master Note – 2.5%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (D)	6,037	6,037

Municipal Obligations – 11.6%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.360%, 7–1–16 (D)	800	800
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.420%, 7–7–16 (D)	4,500	4,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.400%, 7–7–16 (D)	3,475	3,475
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.410%, 7–7–16 (D)	4,900	4,900
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.360%, 7–1–16 (D)	900	900
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.420%, 7–7–16 (D)	3,200	3,200
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.400%, 7–7–16 (D)	5,000	5,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia),
0.420%, 7–7–16 (D)	5,000	5,000

		27,775

TOTAL SHORT-TERM SECURITIES – 19.2%		$45,988
(Cost: $45,988)

TOTAL INVESTMENT SECURITIES – 99.2%		$238,061
(Cost: $220,365)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 0.8%		2,009

NET ASSETS – 100.0%		$240,070

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at June 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(E)	Cash of $111 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-30-16	27	$(4,653)	$(47)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,848	$—	$—
Municipal Bonds	—	185,225	—
Short-Term Securities	—	45,988	—
Total	$6,848	$231,213	$—
Liabilities
Futures Contracts	$47	$—	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$220,365

Gross unrealized appreciation	17,779
Gross unrealized depreciation	(83)

Net unrealized appreciation	$17,696

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Education Services – 0.1%
1155 Island Avenue LLC (A)(B)	6,578	$1,250

TOTAL COMMON STOCKS – 0.1%		$1,250
(Cost: $1,074)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary

Education Services – 0.2%
1155 Island Avenue LLC:
10.000%, 12–11–24 (B)(C)	$2,960	2,959
10.000%, 12–11–24 (B)	395	395

		3,354

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$3,354
(Cost: $2,973)

MUNICIPAL BONDS
Alabama – 2.6%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6–1–21	1,000	1,169
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	9,494
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	7,500	9,399
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	9,000	12,579

		32,641

Alaska – 0.7%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	10,500	10,395

American Samoa – 0.4%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	5,226

Arizona – 1.4%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	7,500	7,801
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,749
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,700
6.250%, 12–1–42	2,150	2,399
6.250%, 12–1–46	1,000	1,114
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	4,143

		19,906

California – 8.2%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,557
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A,
5.000%, 7–1–41	1,750	1,914
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,882
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	490
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,170	2,401
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,297
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45	4,000	4,110
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,504
5.875%, 11–1–43	1,890	2,037
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.000%, 12–1–46	3,000	3,431
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,365	8,325
6.350%, 7–1–46	250	285
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,918
7.000%, 11–15–29	2,000	2,348
7.250%, 11–15–41	6,000	7,054
CA Various Purp GO Bonds,
6.000%, 4–1–35	500	571
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	3,158
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1:
5.000%, 6–1–33	2,275	2,294
5.125%, 6–1–47	13,140	13,152
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,546
6.000%, 11–1–41	3,000	3,238
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	103
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,855
8.000%, 12–1–31	9,400	12,134
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	9,324
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	17,395	17,396

		113,324

Colorado – 2.8%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,780	6,100
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,602
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	99
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	264
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,112
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,579
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32 (D)	2,610	2,098
7.125%, 6–1–47 (D)	3,000	2,411
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,524
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,770
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
5.375%, 12–1–45	1,700	1,766
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,567
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A:
4.500%, 12–1–31	750	769
5.500%, 12–1–46	1,500	1,593
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,500	3,509
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	1,511	1,547

		39,310

Connecticut – 0.7%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A,
5.000%, 9–1–46	1,000	1,114
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,377
Stamford, CT, Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	6,342

		9,833

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	7,000	7,712

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (E)	1,000	1,218

Florida – 3.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	875	954
6.750%, 11–1–39	2,060	2,263
Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A,
8.250%, 1–1–49	3,000	2,676
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1–1–50	645	645
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1–1–35	555	555
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,240
6.125%, 6–15–43	5,500	6,129
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
6.000%, 6–15–34	110	117
6.125%, 6–15–44	5,300	5,593
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,105
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	600	619
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	6,000	6,858
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9–15–45	3,250	3,455
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,372
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–40	4,800	6,290
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,303

		47,174

Georgia – 0.7%
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	9,000	9,406

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,546
6.875%, 12–1–40	3,500	3,895
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	6,000	7,229

		12,670

Hawaii – 0.5%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
9.000%, 11–15–44	4,200	5,152
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,126

		7,278

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,087
6.250%, 7–1–45	550	597

		1,684

Illinois – 10.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	4,160	4,222
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	1,100	1,104
Chicago Midway Arpt, Second Lien Rev and Rev Rfdg Bonds, Ser 2014B,
5.000%, 1–1–35	4,500	5,296
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,465
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	5,825
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1–1–46	2,000	2,398
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,176
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	2,000	2,010
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	150	158
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	12,000	13,339
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	17,000	19,940
8.000%, 5–15–46	4,500	5,266
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,780
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	9,500	9,548
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	7,000	8,333
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,002
5.875%, 2–15–38	3,000	3,004
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	518
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,550
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,363
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,630	1,826
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	240	256
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	4,385	4,603
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,200
7.375%, 11–15–45	1,500	1,635
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,935	5,243

Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35	2,705	3,041
5.625%, 12–1–41	3,365	3,698
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	5,181
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,547
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (E)	1,840	1,280
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	9,910	11,033

		140,840

Indiana – 2.8%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,822
7.000%, 11–15–32	2,000	2,296
7.125%, 11–15–42	7,500	8,616
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	5	5
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	10,000	10,691
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,523
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,203
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	2,026
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,100	1,226
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	3,430	3,468

		38,876

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	3,252

Kansas – 1.0%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	528
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
4.480%, 9–1–30 (F)	1,000	1,023
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	4,000	4,177
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,353

Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12–1–34	3,000	3,148

		13,229

Kentucky – 2.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	14,001
6.500%, 3–1–45	6,000	7,024
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	5,000	6,013
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,249

		29,287

Louisiana – 1.4%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	5,000	5,309
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj-Phase IIA), Ser 2014A,
8.375%, 7–1–39 (D)	13,500	7,814
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (D)	6,000	3,471
Shreveport, LA, Water and Sewer Rev and Rfdg Bonds, Ser 2015,
5.000%, 12–1–40	2,500	3,008

		19,602

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013,
5.000%, 7–1–43	2,000	2,258

Maryland – 0.3%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	556
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,350	3,307

		3,863

Massachusetts – 1.9%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
1.087%, 1–1–31 (F)	30,000	26,437

Michigan – 4.9%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	221
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	3,905	4,148
Kent Hosp, Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	15,543

MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	3,000	3,218
MI Fin Auth, Local Govt Loan Prog Rev Bonds (City of Detroit Unlimited Tax GO Restructured Local Proj Bonds), Ser 2014G (Insured by AMBAC),
5.250%, 4–1–23	1,200	1,204
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,034
7.450%, 10–1–41	2,000	2,075
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,856
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,475
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (D)	13,000	7,800
MI Fin Auth, State Aid Rev Notes (Detroit Sch Dist), Ser 2001A-1,
8.000%, 10–1–30 (D)	2,480	1,488
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,721
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	16,500	17,056
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	5,660	5,618

		67,457

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B:
6.500%, 11–15–38	4,350	4,895

Missouri – 2.4%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	455	481
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	1,240	1,295
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	161
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	250
5.400%, 10–1–26	385	378
5.500%, 10–1–31	425	410
5.550%, 10–1–36	325	307
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,215	2,215
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (E)	988	147
5.750%, 4–1–55	715	716
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	975	1,029
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,220
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	790	823

MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	237
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	7,975	8,599
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (E)	750	387
0.000%, 7–15–37 (E)	1,500	749
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (D)	3,950	1,382
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	108
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,035	1,038
6.500%, 1–1–35	3,000	3,007
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	618
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	206
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,000	3,006

		32,769

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,772
5.000%, 9–1–42	3,000	3,404

		9,176

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	1,500	1,810
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	312

		2,122

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,665

New Jersey – 2.1%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,121
5.000%, 6–15–28	1,000	1,113
5.000%, 6–15–29	500	555
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A,
5.625%, 11–15–30	2,500	2,924
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,004
7.500%, 12–1–32	450	536
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,792
Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	5,000	4,937
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	13,750	13,536

		28,518

New Mexico – 0.2%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,750	3,113

New York – 5.3%
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9–1–45	2,500	3,018
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,163
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	5,269	5,366
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	9,000	9,079
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,179	2,199
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	4,202	4,237
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	7,653	956
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6–1–46	7,000	6,951
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	25,000	29,039
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	11,899

		73,907

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,650

Ohio – 2.0%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,530	2,913
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	8,000	8,714
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,274
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	598

SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12–1–42	3,750	4,329
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	795	827
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	9,013

		27,668

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,004
6.000%, 11–15–38	7,495	7,505

		9,509

Oregon – 0.9%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,472
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	2,158
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	930	1,003
6.375%, 9–1–40	1,750	1,912
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	6,134

		12,679

Pennsylvania – 4.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	238
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,423
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	14,500	14,687
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,786
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,132
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (E)	18,000	22,861
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,110
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,806
7.625%, 12–15–41	6,925	8,037
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	3,500	4,019
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,414
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (D)	70	17

		68,530

Puerto Rico – 4.0%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	11,000	7,357

Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
6.500%, 7–1–40	3,000	1,972
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	1,972
5.500%, 7–1–39	5,000	3,253
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.250%, 7–1–24	9,000	6,375
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	12,000	8,439
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	2,415	1,604
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	5,000	3,321
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	14,000	9,295
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U,
5.250%, 7–1–42	8,755	5,191
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25 (D)	5,025	578
6.000%, 8–1–26 (D)	1,000	115
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,500	2,638
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
5.375%, 8–1–39	5,000	2,333
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	482

		54,925

South Carolina – 0.1%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,854

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	2,000	2,451

Texas – 14.5%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A,
4.375%, 8–15–36	640	653
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,638
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	606
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (E)	500	255
0.000%, 1–1–40 (E)	500	222
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,777
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,807
5.000%, 1–1–42	3,000	3,348
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	8,953
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,739

Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	120	133
9.000%, 9–1–38	1,245	1,377
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	547
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,088
6.000%, 2–15–38	250	261
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,872
Houston, TX, Arpt Sys Spec Fac Rev Rfdg Bonds (United Airlines, Inc. Arpt Impvt Proj), Ser 2015C,
5.000%, 7–15–20	10,000	11,161
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,179
5.000%, 7–1–26	2,680	3,161
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,340
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,460	2,757
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,520
6.625%, 7–1–36	7,000	7,096
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,639
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7–1–36 (G)	1,250	1,305
5.000%, 7–1–46 (G)	2,000	2,068
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (E)	11,000	12,208
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	394
6.500%, 8–15–39	200	226
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38	12,870	11,263
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	186
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	2,000	2,078
5.625%, 11–15–27	250	258
5.750%, 11–15–37	6,840	7,026
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,135
8.125%, 11–15–39	5,000	4,281
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015B-1,
4.500%, 11–15–21	6,000	6,079

TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	3,000	3,414
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,461
7.500%, 6–30–33	2,700	3,323
7.000%, 6–30–40	13,430	16,191
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	12,975	15,347
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	11,905
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,449
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	11,734
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	6,072

		204,532

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,124
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,374
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,261

		5,759

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,046

Virginia – 2.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	3,048
2.000%, 10–1–48	983	45
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	450	520
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	490	530
7.500%, 7–1–29	25	29
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	5,003
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	380	380

VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,000	9,616
5.500%, 1–1–42	7,500	8,733

		27,904

Washington – 1.5%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	4,368
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,775	1,909
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	915
7.000%, 7–1–31	1,680	1,995
7.000%, 7–1–39	2,000	2,375
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	293
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	8,000	9,566

		21,421

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,505

Wisconsin – 2.1%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,000	5,406
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,383
6.125%, 6–1–39	250	283
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,584
7.625%, 9–15–39	5,500	6,650
WI Hlth and Edu Fac Auth, Rev Bonds (Woodland Hills Sr Hsng Proj), Ser 2014,
5.000%, 12–1–44	4,000	4,245
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2–1–46	4,000	4,128
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	4,000	4,161

		28,840

TOTAL MUNICIPAL BONDS – 93.4%		$1,293,316
(Cost: $1,219,781)

SHORT-TERM SECURITIES
Commercial Paper (H) – 2.5%
Baxter International, Inc., 0.630%, 7–5–16	12,000	11,999

BorgWarner, Inc., 0.670%, 7–12–16	8,000	7,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.700%, 7–7–16	5,000	4,999
Virginia Electric and Power Co., 0.650%, 7–19–16	10,000	9,997

		34,993

Master Note – 0.2%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (I)	3,190	3,190

Municipal Obligations – 1.7%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.450%, 7–7–16 (I)	5,400	5,400
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (I)	700	700
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (I)	1,400	1,400
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.410%, 7–7–16 (I)	3,600	3,600
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (I)	1,300	1,300
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.390%, 7–1–16 (I)	3,000	3,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.), 0.420%, 7–7–16 (I)	6,000	6,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia), 0.420%, 7–7–16 (I)	2,000	2,000

		23,400

Notes – 0.7%
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.), 0.420%, 7–7–16 (I)	9,000	9,000

TOTAL SHORT-TERM SECURITIES – 5.1%		$70,583
(Cost: $70,584)

TOTAL INVESTMENT SECURITIES – 98.8%		$1,368,503
(Cost: $1,294,412)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2% (J)		16,018

NET ASSETS – 100.0%		$1,384,521

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Payment-in-kind bonds.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Zero coupon bond.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(G)	Purchased on a when-issued basis with settlement subsequent to June 30, 2016.

(H)	Rate shown is the yield to maturity at June 30, 2016.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(J)	Cash of $998 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-30-16	242	$(41,707)	$(423)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$1,250	$—
Corporate Debt Securities	—	3,354	—
Municipal Bonds	—	1,293,316	—
Short-Term Securities	—	70,583	—
Total	$—	$1,368,503	$—
Liabilities
Futures Contracts	$423	$—	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,294,412

Gross unrealized appreciation	131,530
Gross unrealized depreciation	(57,439)

Net unrealized appreciation	$74,091

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Financials

Diversified REITs – 2.2%
Liberty Property Trust	232	$9,231
STORE Capital Corp.	223	6,579

		15,810

Health Care REITs – 6.4%
HCP, Inc.	170	6,018
Physicians Realty Trust	353	7,406
Welltower, Inc.	438	33,363

		46,787

Hotel & Resort REITs – 0.5%
Pebblebrook Hotel Trust	147	3,851

Industrial REITs – 7.3%
DCT Industrial Trust, Inc.	175	8,413
First Industrial Realty Trust, Inc.	482	13,409
ProLogis	642	31,471

		53,293

Office REITs – 16.9%
Alexandria Real Estate Equities, Inc.	122	12,619
Boston Properties, Inc.	186	24,520
Douglas Emmett, Inc.	96	3,403
Duke Realty Corp.	633	16,884
Highwoods Properties, Inc.	204	10,792
Kilroy Realty Corp.	140	9,291
SL Green Realty Corp.	196	20,829
Vornado Realty Trust	256	25,642

		123,980

Residential REITs – 19.4%
American Campus Communities, Inc.	331	17,474
Apartment Investment and Management Co., Class A	87	3,836
AvalonBay Communities, Inc.	189	34,083
Camden Property Trust	142	12,582
Education Realty Trust, Inc.	193	8,905
Equity Lifestyle Properties, Inc.	109	8,762
Equity Residential	271	18,651
Essex Property Trust, Inc.	93	21,298
Sun Communities, Inc.	149	11,435
UDR, Inc.	148	5,461

		142,487

Retail REITs – 23.0%
Brixmor Property Group, Inc.	291	7,705
DDR Corp.	319	5,783
Federal Realty Investment Trust	62	10,239
General Growth Properties, Inc.	724	21,588

Kimco Realty Corp.	550	17,248
Macerich Co. (The)	157	13,389
Regency Centers Corp.	66	5,535
Simon Property Group, Inc.	357	77,449
Weingarten Realty Investors	230	9,368

		168,304

Specialized REITs – 16.4%
CubeSmart	304	9,389
Digital Realty Trust, Inc.	216	23,531
Extra Space Storage, Inc.	131	12,076
Host Hotels & Resorts, Inc.	834	13,512
LaSalle Hotel Properties	58	1,356
Public Storage, Inc.	143	36,651
RLJ Lodging Trust	160	3,436
Ventas, Inc.	282	20,530

		120,481

Total Financials – 92.1%		674,993
Industrials

Office Services & Supplies – 1.8%
CyrusOne, Inc.	240	13,331

Total Industrials – 1.8%		13,331
Information Technology

Internet Software & Services – 4.7%
Equinix, Inc.	89	34,357

Total Information Technology – 4.7%		34,357

TOTAL COMMON STOCKS – 98.6%		$722,681
(Cost: $463,462)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 0.7%
Kroger Co. (The), 0.570%, 7–1–16	$4,936	4,936

Master Note – 0.5%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (B)	3,557	3,557

TOTAL SHORT-TERM SECURITIES – 1.2%		$8,493
(Cost: $8,493)

TOTAL INVESTMENT SECURITIES – 99.8%		$731,174
(Cost: $471,955)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,400

NET ASSETS – 100.0%		$732,574

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$722,681	$—	$—
Short-Term Securities	—	8,493	—
Total	$722,681	$8,493	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$471,955

Gross unrealized appreciation	260,408
Gross unrealized depreciation	(1,189)

Net unrealized appreciation	$259,219

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Consumer Electronics – 2.9%
Garmin Ltd.	1,693	$71,800
Harman International Industries, Inc.	784	56,279

		128,079

Total Consumer Discretionary – 2.9%		128,079
Consumer Staples

Agricultural Products – 0.2%
Arcadia Biosciences, Inc. (A)(B)	3,161	8,187

Total Consumer Staples – 0.2%		8,187
Financials

Specialized REITs – 2.0%
QTS Realty Trust, Inc., Class A	1,577	88,291

Total Financials – 2.0%		88,291
Health Care

Biotechnology – 6.7%
Evogene Ltd. (A)(B)	1,852	11,556
FibroGen, Inc. (A)	1,187	19,484
Isis Pharmaceuticals, Inc. (A)	3,356	78,150
Seres Therapeutics, Inc. (A)	417	12,101
Vertex Pharmaceuticals, Inc. (A)(C)	2,057	176,943

		298,234

Health Care Equipment – 0.4%
Avinger, Inc. (A)(B)	1,363	16,266

Health Care Facilities – 2.3%
Tenet Healthcare Corp. (A)	3,761	103,943

Health Care Technology – 3.8%
Cerner Corp. (A)	2,866	167,918

Life Sciences Tools & Services – 1.5%
PRA Health Sciences, Inc. (A)	1,658	69,231

Managed Health Care – 0.9%
Anthem, Inc.	309	40,545

Pharmaceuticals – 3.0%
Teva Pharmaceutical Industries Ltd. ADR	2,657	133,476

Total Health Care – 18.6%		829,613
Industrials

Building Products – 1.0%
Advanced Drainage Systems, Inc.	1,682	46,039

Construction & Engineering – 0.2%
Abengoa S.A., Class B (A)(D)	30,414	8,386

Total Industrials – 1.2%		54,425
Information Technology

Application Software – 11.7%
ACI Worldwide, Inc. (A)(B)	8,611	168,007
Aspen Technology, Inc. (A)(B)	5,003	201,338
Globant S.A. (A)	1,342	52,794
Mobileye N.V. (A)	891	41,099
Silver Spring Networks, Inc. (A)(B)	4,810	58,438

		521,676

Data Processing & Outsourced Services – 13.7%
Alliance Data Systems Corp. (A)	1,045	204,815
Euronet Worldwide, Inc. (A)(B)	2,702	186,969
EVERTEC, Inc.	1,587	24,663
QIWI plc ADR	2,125	27,836
WNS (Holdings) Ltd. ADR (A)(B)	6,093	164,507

		608,790

Electronic Components – 2.4%
Universal Display Corp. (A)	1,596	108,241

Internet Software & Services – 10.7%
Alibaba Group Holding Ltd. ADR (A)	673	53,492
Alphabet, Inc., Class A (A)	125	88,223
Alphabet, Inc., Class C (A)	181	125,369
Facebook, Inc., Class A (A)	1,551	177,202
Pandora Media, Inc. (A)	2,659	33,108

		477,394

IT Consulting & Other Services – 4.7%
Acxiom Corp. (A)(B)	6,256	137,577
CSRA, Inc.	1,395	32,690
Virtusa Corp. (A)	1,394	40,244

		210,511

Semiconductor Equipment – 1.5%
Nanometrics, Inc. (A)(B)	1,277	26,546
Photronics, Inc. (A)(B)	4,528	40,348

		66,894

Semiconductors – 20.4%
Cypress Semiconductor Corp.	8,969	94,620
Dialog Semiconductor plc (A)(D)	1,409	42,222
Marvell Technology Group Ltd.	4,471	42,607
Micron Technology, Inc. (A)	16,664	229,292
Microsemi Corp. (A)	5,208	170,209
NXP Semiconductors N.V. (A)	1,842	144,310
Rambus, Inc. (A)(B)	6,607	79,808
Semtech Corp. (A)(B)	3,890	92,818
Silicon Laboratories, Inc. (A)	275	13,415

		909,301

Systems Software – 4.7%
Microsoft Corp.	4,124	210,999

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	237	22,695

Total Information Technology – 70.3%		3,136,501
Materials

Commodity Chemicals – 0.3%
BioAmber, Inc. (A)(B)	4,883	14,551

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	2,138

Total Materials – 0.4%		16,689
Telecommunication Services

Alternative Carriers – 2.1%
Zayo Group Holdings, Inc. (A)	3,416	95,409

Total Telecommunication Services – 2.1%		95,409
Utilities

Renewable Electricity – 1.2%
Atlantica Yield plc (A)	2,991	55,568

Total Utilities – 1.2%		55,568

TOTAL COMMON STOCKS – 98.9%		$4,412,762
(Cost: $3,519,939)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (B)(E)	1,276	485

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (B)(E)(F)	2,390	—	*

TOTAL WARRANTS – 0.0%		$485
(Cost: $448)

CORPORATE DEBT SECURITIES	Principal

Materials

Fertilizers & Agricultural Chemicals – 0.6%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (B)(F)	$23,900	24,383

Total Materials – 0.6%		24,383

TOTAL CORPORATE DEBT SECURITIES – 0.6%		$24,383
(Cost: $23,900)

TOTAL INVESTMENT SECURITIES – 99.5%		$4,437,630
(Cost: $3,544,287)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		23,939

NET ASSETS – 100.0%		$4,461,569

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of securities with an aggregate value of $7,234 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Listed on an exchange outside the United States.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At June 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	8-20-15	$23,900	$23,900	$24,383
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	2,390	$—	$—	*
			$23,900	$24,383

The total value of these securities represented 0.6% of net assets at June 30, 2016.

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
JD.com, Inc., Class A ADR	UBS AG	Put	18,951	August 2016	$24.00	$6,728	$(5,638)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$128,079	$—	$—
Consumer Staples	8,187	—	—
Financials	88,291	—	—
Health Care	829,613	—	—
Industrials	46,039	8,386	—
Information Technology	3,094,279	42,222	—
Materials	16,689	—	—
Telecommunication Services	95,409	—	—
Utilities	55,568	—	—
Total Common Stocks	$4,362,154	$50,608	$—
Warrants	—	485	—
Corporate Debt Securities	—	24,383	—
Total	$4,362,154	$75,476	$—
Liabilities
Written Options	$—	$5,638	$—

During the period ended June 30, 2016, securities totaling $55,759 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,544,287

Gross unrealized appreciation	1,317,694
Gross unrealized depreciation	(424,351)

Net unrealized appreciation	$893,343

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.7%
Kate Spade & Co. (A)	281	$5,793
Oxford Industries, Inc.	192	10,895

		16,688

Automotive Retail – 2.0%
Monro Muffler Brake, Inc.	296	18,839

Broadcasting – 0.2%
Townsquare Media, Inc. (A)	289	2,284

Casinos & Gaming – 0.8%
Penn National Gaming, Inc. (A)	528	7,367

Distributors – 4.3%
Core-Mark Holding Co., Inc.	404	18,931
Pool Corp.	235	22,069

		41,000

General Merchandise Stores – 2.0%
Burlington Stores, Inc. (A)	143	9,513
Ollie’s Bargain Outlet Holdings, Inc. (A)	383	9,535

		19,048

Homebuilding – 0.4%
Installed Building Products, Inc. (A)	98	3,538

Internet Retail – 0.8%
Travelport Worldwide Ltd.	571	7,356

Leisure Facilities – 3.7%
Vail Resorts, Inc.	255	35,256

Restaurants – 5.7%
Dave & Buster’s Entertainment, Inc. (A)	443	20,707
Fiesta Restaurant Group, Inc. (A)	399	8,693
Sonic Corp. (B)	323	8,724
Texas Roadhouse, Inc., Class A	371	16,909

		55,033

Specialty Stores – 0.2%
Party City Holdco, Inc. (A)	181	2,512

Total Consumer Discretionary – 21.8%		208,921
Consumer Staples

Packaged Foods & Meats – 2.2%
Lance, Inc. (B)	420	14,217
TreeHouse Foods, Inc. (A)	68	6,991

		21,208

Total Consumer Staples – 2.2%		21,208
Energy

Oil & Gas Drilling – 0.3%
Patterson-UTI Energy, Inc.	155	3,296

Oil & Gas Equipment & Services – 0.2%
Superior Energy Services, Inc.	80	1,476

Oil & Gas Exploration & Production – 5.2%
Diamondback Energy, Inc. (A)	177	16,153
Matador Resources Co. (A)	416	8,233
Parsley Energy, Inc., Class A (A)	232	6,270
RSP Permian, Inc. (A)	347	12,104
Viper Energy Partners L.P.	378	7,055

		49,815

Total Energy – 5.7%		54,587
Financials

Asset Management & Custody Banks – 1.6%
Janus Capital Group, Inc.	389	5,413
WisdomTree Investment, Inc.	979	9,580

		14,993

Real Estate Services – 1.7%
RE/MAX Holdings, Inc., Class A	412	16,575

Regional Banks – 4.0%
Cathay General Bancorp	119	3,342
Home BancShares, Inc.	680	13,458
SVB Financial Group (A)	230	21,873

		38,673

Total Financials – 7.3%		70,241
Health Care

Health Care Equipment – 3.2%
DexCom, Inc. (A)	214	16,985
Nevro Corp. (A)	185	13,623

		30,608

Health Care Facilities – 3.2%
AmSurg Corp. (A)	227	17,586
Surgical Care Affiliates, Inc. (A)	266	12,665

		30,251

Health Care Services – 5.3%
AMN Healthcare Services, Inc. (A)	831	33,207
Ensign Group, Inc. (The)	448	9,410
ExamWorks Group, Inc. (A)	230	8,017

		50,634

Health Care Supplies – 2.5%
LDR Holding Corp. (A)	509	18,819
Penumbra, Inc. (A)	89	5,319

		24,138

Health Care Technology – 1.1%
Medidata Solutions, Inc. (A)	217	10,164

Life Sciences Tools & Services – 1.2%
Cambrex Corp. (A)	232	11,991

Managed Health Care – 0.9%
HealthEquity, Inc. (A)	283	8,590

Total Health Care – 17.4%		166,376
Industrials

Aerospace & Defense – 0.8%
HEICO Corp.	110	7,342

Air Freight & Logistics – 0.9%
Hub Group, Inc. (A)	226	8,653

Building Products – 0.9%
Apogee Enterprises, Inc.	193	8,967

Diversified Support Services – 0.7%
Ritchie Bros. Auctioneers, Inc.	207	6,989

Office Services & Supplies – 0.5%
HNI Corp.	108	5,016

Trading Companies & Distributors – 4.8%
Beacon Roofing Supply, Inc. (A)	162	7,343
Rush Enterprises, Inc. (A)	452	9,741
Watsco, Inc. (B)	204	28,687

		45,771

Trucking – 1.4%
Covenant Transportation Group, Inc., Class A (A)	445	8,041
Knight Transportation, Inc.	201	5,335

		13,376

Total Industrials – 10.0%		96,114
Information Technology

Application Software – 12.8%
Descartes Systems Group, Inc. (The) (A)(C)	505	9,655
HubSpot, Inc. (A)	179	7,777
Manhattan Associates, Inc. (A)	323	20,688
Paycom Software, Inc. (A)	411	17,746
Tyler Technologies, Inc. (A)	104	17,371
Ultimate Software Group, Inc. (The) (A)(B)	188	39,588
Zendesk, Inc. (A)	388	10,228

		123,053

Communications Equipment – 0.6%
Lumentum Holdings, Inc. (A)	234	5,651

Data Processing & Outsourced Services – 2.8%
Echo Global Logisitics, Inc. (A)	247	5,542
Jack Henry & Associates, Inc. (B)	241	20,996

		26,538

Electronic Manufacturing Services – 4.0%
Fabrinet (A)	344	12,754
MACOM Technology Solutions Holdings, Inc. (A)	314	10,346
Mercury Computer Systems, Inc. (A)	613	15,232

		38,332

IT Consulting & Other Services – 4.9%
Booz Allen Hamilton Holding Corp.	696	20,635
CACI International, Inc., Class A (A)	123	11,158
Science Applications International Corp.	265	15,486

		47,279

Semiconductor Equipment – 0.5%
MaxLinear, Inc., Class A (A)	281	5,056

Semiconductors – 2.4%
Acacia Communications, Inc. (A)	70	2,804
Monolithic Power Systems, Inc.	131	8,929
Power Integrations, Inc. (B)	217	10,840

		22,573

Systems Software – 1.5%
Proofpoint, Inc. (A)	223	14,094

Total Information Technology – 29.5%		282,576
Materials

Construction Materials – 1.1%
Eagle Materials, Inc.	55	4,251
Summit Materials, Inc., Class A (A)	147	3,005
U.S. Concrete, Inc. (A)	49	2,985

		10,241

Total Materials – 1.1%		10,241

TOTAL COMMON STOCKS – 95.0%		$910,264
(Cost: $678,652)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 3.5%
CVS Health Corp.,
0.630%, 7–1–16	$10,575	10,575
DTE Energy Co. (GTD by Detroit Edison Co.),
0.580%, 7–6–16	4,000	3,999
Hershey Co. (The),
0.420%, 7–25–16	5,000	4,999
Mondelez International, Inc.,
0.760%, 7–28–16	5,000	4,997
NBCUniversal Enterprise, Inc.,
0.750%, 7–20–16	5,000	4,998
Northern Illinois Gas Co.,
0.420%, 7–1–16	3,788	3,788

		33,356

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (E)	1,600	1,600

TOTAL SHORT-TERM SECURITIES – 3.7%		$34,956
(Cost: $34,957)

TOTAL INVESTMENT SECURITIES – 98.7%		$945,220
(Cost: $713,609)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		12,744

NET ASSETS – 100.0%		$957,964

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,565 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at June 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at June 30, 2016:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	243,972	Biotech Custom Index	09/05/2016	$22,165	1M LIBOR less 50 bps	$(1,490)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$910,264	$—	$—
Short-Term Securities	—	34,956	—
Total	$910,264	$34,956	$—
Liabilities
Total Return Swaps	$—	$1,490	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$713,609

Gross unrealized appreciation	258,421
Gross unrealized depreciation	(26,810)

Net unrealized appreciation	$231,611

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Automotive Retail – 2.2%
Monro Muffler Brake, Inc.	96	$6,114

Footwear – 1.4%
Crocs, Inc. (A)	353	3,977

Homefurnishing Retail – 0.8%
Restoration Hardware Holdings, Inc. (A)	79	2,272

Movies & Entertainment – 1.7%
AMC Entertainment Holdings, Inc., Class A	176	4,859

Restaurants – 1.7%
Cheesecake Factory, Inc. (The)	95	4,588

Total Consumer Discretionary – 7.8%		21,810
Consumer Staples

Food Retail – 3.4%
Casey’s General Stores, Inc.	35	4,616
Smart & Final Stores, Inc. (A)	335	4,985

		9,601

Packaged Foods & Meats – 4.2%
Pinnacle Foods, Inc.	133	6,147
TreeHouse Foods, Inc. (A)	55	5,636

		11,783

Personal Products – 3.0%
Nu Skin Enterprises, Inc., Class A	180	8,300

Soft Drinks – 2.5%
Coca-Cola Bottling Co. Consolidated	46	6,828

Total Consumer Staples – 13.1%		36,512
Energy

Oil & Gas Equipment & Services – 1.2%
U.S. Silica Holdings, Inc.	97	3,340

Oil & Gas Exploration & Production – 2.7%
Laredo Petroleum Holdings, Inc. (A)	704	7,377

Total Energy – 3.9%		10,717
Financials

Industrial REITs – 1.2%
STAG Industrial, Inc.	134	3,200

Office REITs – 1.9%
Highwoods Properties, Inc.	100	5,285

Regional Banks – 8.5%
FCB Financial Holdings, Inc., Class A (A)	129	4,369
Tompkins Financial Corp.	20	1,326
Webster Financial Corp.	385	13,078
Western Alliance Bancorporation (A)	150	4,901

		23,674

Reinsurance – 2.1%
Reinsurance Group of America, Inc.	61	5,907

Specialized REITs – 4.1%
Communications Sales & Leasing, Inc.	247	7,130
Entertainment Properties Trust	52	4,219

		11,349

Total Financials – 17.8%		49,415
Health Care

Health Care Facilities – 3.3%
LifePoint Health, Inc. (A)	142	9,269

Health Care Services – 1.4%
Healthways, Inc. (A)	339	3,919

Total Health Care – 4.7%		13,188
Industrials

Airlines – 0.9%
Copa Holdings S.A., Class A	50	2,618

Building Products – 2.8%
Continental Building Products, Inc. (A)	350	7,781

Commercial Printing – 2.4%
Deluxe Corp.	47	3,133
Multi-Color Corp.	54	3,449

		6,582

Construction Machinery & Heavy Trucks – 0.9%
Manitowoc Co., Inc. (The)	439	2,392

Industrial Machinery – 3.3%
Woodward, Inc.	161	9,303

Marine – 1.4%
Kirby Corp. (A)	61	3,806

Trading Companies & Distributors – 6.0%
Beacon Roofing Supply, Inc. (A)	291	13,250
Univar, Inc. (A)	183	3,455

		16,705

Trucking – 1.9%
YRC Worldwide, Inc. (A)	601	5,289

Total Industrials – 19.6%		54,476
Information Technology

Communications Equipment – 0.9%
Oclaro, Inc. (A)	486	2,373

Data Processing & Outsourced Services – 1.3%
Wright Express Corp. (A)	42	3,751

Home Entertainment Software – 5.0%
Take-Two Interactive Software, Inc. (A)	368	13,943

IT Consulting & Other Services – 4.0%
Computer Sciences Corp.	100	4,975
Science Applications International Corp.	103	6,016

		10,991

Total Information Technology – 11.2%		31,058
Materials

Aluminum – 1.5%
Kaiser Aluminum Corp.	45	4,050

Gold – 2.2%
IAMGOLD Corp. (A)	1,060	4,387
Kinross Gold Corp. (A)	385	1,881

		6,268

Precious Metals & Minerals – 2.4%
Hecla Mining Co. (A)	359	1,832
Silver Standard Resources, Inc. (A)	371	4,820

		6,652

Specialty Chemicals – 6.8%
Flotek Industries, Inc. (A)	708	9,340
PolyOne Corp.	196	6,896
Sensient Technologies Corp.	38	2,714

		18,950

Total Materials – 12.9%		35,920
Utilities

Electric Utilities – 3.4%
ALLETE, Inc.	78	5,009
IDACORP, Inc.	37	3,018
Portland General Electric Co.	31	1,355

		9,382

Gas Utilities – 1.9%
New Jersey Resources Corp.	82	3,153
South Jersey Industries, Inc.	69	2,182

		5,335

Multi-Utilities – 2.5%
MDU Resources Group, Inc.	151	3,619
NorthWestern Corp.	56	3,503

		7,122

Total Utilities – 7.8%		21,839

TOTAL COMMON STOCKS – 98.8%		$274,935
(Cost: $242,537)
SHORT-TERM SECURITIES	Principal

Commercial Paper(B) – 2.7%
Kroger Co. (The),
0.570%, 7–1–16	$4,622	4,622
Rockwell Automation, Inc.,
0.650%, 7–21–16	3,000	2,999

		7,621

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (C)	2,206	2,206

TOTAL SHORT-TERM SECURITIES – 3.5%		$9,827
(Cost: $9,827)

TOTAL INVESTMENT SECURITIES – 102.3%		$284,762
(Cost: $252,364)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3)%		(6,449)

NET ASSETS – 100.0%		$278,313

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$274,935	$—	$—
Short-Term Securities	—	9,827	—
Total	$274,935	$9,827	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$252,364

Gross unrealized appreciation	35,128
Gross unrealized depreciation	(2,730)

Net unrealized appreciation	$32,398

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
lululemon athletica, Inc. (A)	29	$2,115

Cable & Satellite – 3.8%
Charter Communications, Inc., Class A (A)	8	1,790
Comcast Corp., Class A	40	2,606

		4,396

Footwear – 1.2%
NIKE, Inc., Class B	27	1,478

Internet Retail – 7.1%
Amazon.com, Inc. (A)	8	5,780
priceline.com, Inc. (A)	2	1,939
TripAdvisor, Inc. (A)	8	529

		8,248

Restaurants – 2.7%
Panera Bread Co., Class A (A)	15	3,137

Total Consumer Discretionary – 16.6%		19,374
Consumer Staples

Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	11	1,431

Food Retail – 1.3%
Casey’s General Stores, Inc.	11	1,485

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corp.	8	1,327

Packaged Foods & Meats – 2.4%
Blue Buffalo Pet Products, Inc. (A)	62	1,446
Mead Johnson Nutrition Co.	15	1,385

		2,831

Personal Products – 1.0%
Estee Lauder Co., Inc. (The), Class A	12	1,131

Tobacco – 1.1%
Philip Morris International, Inc.	12	1,249

Total Consumer Staples – 8.1%		9,454
Energy

Oil & Gas Equipment & Services – 3.5%
Halliburton Co.	59	2,658
Schlumberger Ltd.	18	1,456

		4,114

Total Energy – 3.5%		4,114
Health Care

Biotechnology – 6.3%
ACADIA Pharmaceuticals, Inc. (A)	31	1,009
Alexion Pharmaceuticals, Inc. (A)	25	2,887
Biogen, Inc. (A)	3	775
Gilead Sciences, Inc.	14	1,136
Incyte Corp. (A)	14	1,107
Vertex Pharmaceuticals, Inc. (A)	4	351

		7,265

Health Care Equipment – 1.2%
DexCom, Inc. (A)	18	1,432

Health Care Facilities – 1.0%
HCA Holdings, Inc. (A)	15	1,164

Pharmaceuticals – 11.3%
Allergan plc (A)	18	4,066
Bristol-Myers Squibb Co.	35	2,590
Shire Pharmaceuticals Group plc ADR	21	3,918
Teva Pharmaceutical Industries Ltd. ADR	52	2,614

		13,188

Total Health Care – 19.8%		23,049
Industrials

Aerospace & Defense – 2.8%
Boeing Co. (The)	14	1,762
Raytheon Co.	11	1,468

		3,230

Industrial Conglomerates – 1.5%
Danaher Corp.	17	1,752

Railroads – 3.7%
Kansas City Southern	19	1,703
Union Pacific Corp.	29	2,556

		4,259

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	36	2,884

Trucking – 1.8%
J.B. Hunt Transport Services, Inc.	27	2,149

Total Industrials – 12.3%		14,274
Information Technology

Application Software – 7.0%
Adobe Systems, Inc. (A)	37	3,561
salesforce.com, Inc. (A)	57	4,540

		8,101

Data Processing & Outsourced Services – 7.1%
Alliance Data Systems Corp. (A)	1	176
FleetCor Technologies, Inc. (A)	18	2,569
MasterCard, Inc., Class A	28	2,463
Visa, Inc., Class A	42	3,106

		8,314

Internet Software & Services – 7.3%
Alphabet, Inc., Class A (A)	5	3,335
Alphabet, Inc., Class C (A)	2	1,146
Facebook, Inc., Class A (A)	35	3,983

		8,464

IT Consulting & Other Services – 2.2%
Cognizant Technology Solutions Corp., Class A (A)	45	2,593

Semiconductor Equipment – 2.4%
Lam Research Corp.	34	2,858

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	41	3,918

Total Information Technology – 29.4%		34,248
Telecommunication Services

Wireless Telecommunication Service – 2.7%
American Tower Corp., Class A	21	2,420
SBA Communications Corp. (A)	6	660

		3,080

Total Telecommunication Services – 2.7%		3,080

TOTAL COMMON STOCKS – 92.4%		$107,593
(Cost: $88,861)
SHORT-TERM SECURITIES	Principal

Commercial Paper(B) – 6.6%
Kroger Co. (The),
0.570%, 7–1–16	$3,675	3,675
W.W. Grainger, Inc.,
0.380%, 7–26–16	4,000	3,999

		7,674

Master Note – 2.9%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (C)	3,417	3,417

TOTAL SHORT-TERM SECURITIES – 9.5%		$11,091
(Cost: $11,091)

TOTAL INVESTMENT SECURITIES – 101.9%		$118,684
(Cost: $99,952)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9)%		(2,182)

NET ASSETS – 100.0%		$116,502

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$107,593	$—	$—
Short-Term Securities	—	11,091	—
Total	$107,593	$11,091	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$99,952
Gross unrealized appreciation	21,601
Gross unrealized depreciation	(2,869)
Net unrealized appreciation	$18,732

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Cable & Satellite – 3.1%
Comcast Corp., Class A	132	$8,612

Casinos & Gaming – 2.0%
Las Vegas Sands, Inc.	128	5,562

General Merchandise Stores – 2.5%
Target Corp.	101	7,024

Housewares & Specialties – 2.1%
Newell Rubbermaid, Inc.	124	6,003

Total Consumer Discretionary – 9.7%		27,201
Consumer Staples

Agricultural Products – 2.8%
Ingredion, Inc.	61	7,868

Drug Retail – 2.4%
CVS Caremark Corp.	71	6,778

Tobacco – 2.0%
Philip Morris International, Inc.	55	5,595

Total Consumer Staples – 7.2%		20,241
Energy

Integrated Oil & Gas – 4.5%
Chevron Corp.	42	4,361
Hess Corp.	139	8,342

		12,703

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp. (A)	196	7,455

Oil & Gas Storage & Transportation – 2.6%
Energy Transfer Partners L.P.	57	2,174
VTTI Energy Partners L.P.	246	4,989

		7,163

Total Energy – 9.8%		27,321
Financials

Consumer Finance – 5.8%
Capital One Financial Corp.	162	10,282
Synchrony Financial (B)	238	6,004

		16,286

Life & Health Insurance – 3.3%
MetLife, Inc.	234	9,328

Mortgage REITs – 2.6%
American Capital Agency Corp.	367	7,274

Multi-Line Insurance – 3.7%
American International Group, Inc. (A)	193	10,197

Other Diversified Financial Services – 9.4%
Citigroup, Inc. (A)	311	13,170
JPMorgan Chase & Co.	210	13,056

		26,226

Property & Casualty Insurance – 3.0%
Allstate Corp. (The)	119	8,345

Reinsurance – 2.5%
Reinsurance Group of America, Inc.	73	7,090

Specialized REITs – 2.5%
Communications Sales & Leasing, Inc.	243	7,026

Total Financials – 32.8%		91,772
Health Care

Biotechnology – 2.7%
Amgen, Inc.	49	7,486

Health Care Facilities – 2.8%
HCA Holdings, Inc. (B)	101	7,763

Managed Health Care – 6.7%
Aetna, Inc.	42	5,142
Anthem, Inc.	49	6,409
Cigna Corp.	33	4,172
Humana, Inc.	17	2,968

		18,691

Pharmaceuticals – 2.9%
Teva Pharmaceutical Industries Ltd. ADR	162	8,122

Total Health Care – 15.1%		42,062
Industrials

Industrial Machinery – 0.3%
Eaton Corp.	15	908

Total Industrials – 0.3%		908
Information Technology

IT Consulting & Other Services – 0.7%
Computer Sciences Corp.	40	1,961

Semiconductor Equipment – 1.4%
Lam Research Corp.	48	4,001

Semiconductors – 3.0%
Micron Technology, Inc. (A)(B)	598	8,222

Systems Software – 4.2%
Microsoft Corp.	231	11,836

Technology Hardware, Storage & Peripherals – 2.2%
Western Digital Corp. (A)	129	6,101

Total Information Technology – 11.5%		32,121
Materials

Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	181	9,008

Total Materials – 3.2%		9,008
Utilities

Electric Utilities – 4.9%
Duke Energy Corp.	122	10,423
Exelon Corp. (A)	87	3,171

		13,594

Total Utilities – 4.9%		13,594

TOTAL COMMON STOCKS – 94.5%		$264,228
(Cost: $246,619)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 5.2%
CVS Health Corp.,
0.630%, 7–1–16	$5,000	5,000
Northern Illinois Gas Co.,
0.420%, 7-1-16	5,599	5,599
Wisconsin Electric Power Co.,
0.480%, 7–5–16	4,000	4,000

		14,599

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (D)	828	828

TOTAL SHORT-TERM SECURITIES – 5.5%		$15,427
(Cost: $15,427)

TOTAL INVESTMENT SECURITIES – 100.0%		$279,655
(Cost: $262,046)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(50)

NET ASSETS – 100.0%		$279,605

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $17,003 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
American International Group, Inc.	N/A	Call	119	July 2016	$60.00	$6	$— *
Chevron Corp.	N/A	Put	70	July 2016	90.00	8	— *
Exelon Corp.	N/A	Call	810	July 2016	33.00	28	(267)
Micron Technology, Inc.	N/A	Call	620	July 2016	15.00	10	(14)
Newell Rubbermaid, Inc.	N/A	Put	222	September 2016	42.00	12	(15)
Synchrony Financial	N/A	Put	531	August 2016	22.00	17	(20)
VTTI Energy Partners L.P.	N/A	Put	196	July 2016	20.00	44	(13)
Western Digital Corp.	N/A	Call	174	July 2016	55.00	9	(2)
						$134	$(331)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$264,228	$—	$—
Short-Term Securities	—	15,427	—
Total	$264,228	$15,427	$—
Liabilities
Written Options	$331	$—	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$262,046

Gross unrealized appreciation	33,903
Gross unrealized depreciation	(16,294)

Net unrealized appreciation	$17,609

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2016